UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	12,951,353,260	22,899,636,351
0.1%	Other Investment Company	10,440,027	10,440,027
0.5%	Short-Term Investment	113,216,880	113,216,880
99.9%	Total Investments	13,075,010,167	23,023,293,258
0.1%	Other Assets and Liabilities, Net		29,517,401
100.0%	Net Assets		23,052,810,659

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 0.9%
BorgWarner, Inc.	261,400	8,673,252
Delphi Automotive plc	336,400	22,814,648
Ford Motor Co.	4,701,897	59,526,016
General Motors Co.	1,688,400	53,252,136
Harley-Davidson, Inc.	223,470	11,826,033
Johnson Controls, Inc.	792,559	36,394,309
The Goodyear Tire & Rubber Co.	304,936	8,742,515
		201,228,909
Banks 5.2%
Bank of America Corp.	12,425,011	180,038,409
BB&T Corp.	1,032,226	38,058,173
Citigroup, Inc.	3,554,447	155,720,323
Citizens Financial Group, Inc.	622,000	13,889,260
Comerica, Inc.	211,070	9,548,807
Fifth Third Bancorp	940,929	17,858,832
Huntington Bancshares, Inc.	1,001,393	9,513,233
JPMorgan Chase & Co.	4,452,931	284,853,996
KeyCorp	1,327,498	15,531,726
M&T Bank Corp.	201,798	23,117,979
People's United Financial, Inc.	343,300	5,204,428
Regions Financial Corp.	1,567,445	14,373,471
SunTrust Banks, Inc.	605,816	25,619,959
The PNC Financial Services Group, Inc.	605,578	50,051,022
U.S. Bancorp	1,967,128	82,953,788
Wells Fargo & Co.	5,609,709	269,097,741
Zions Bancorp	250,998	6,997,824
		1,202,428,971
Security	Number of Shares	Value ($)
Capital Goods 7.1%
3M Co.	740,119	132,007,625
Acuity Brands, Inc.	53,000	13,908,790
Allegion plc	115,333	8,348,956
AMETEK, Inc.	289,400	13,610,482
Caterpillar, Inc.	706,762	58,491,623
Cummins, Inc.	195,962	24,058,255
Deere & Co.	364,586	28,331,978
Dover Corp.	181,270	12,948,116
Eaton Corp. plc	545,538	34,592,565
Emerson Electric Co.	768,215	42,943,218
Fastenal Co.	355,398	15,193,265
Flowserve Corp.	150,300	7,191,855
Fluor Corp.	174,382	9,332,925
Fortive Corp. *	361,987	17,451,393
Fortune Brands Home & Security, Inc.	185,000	11,704,950
General Dynamics Corp.	353,060	51,860,983
General Electric Co.	11,248,857	350,289,407
Honeywell International, Inc.	927,029	107,841,284
Illinois Tool Works, Inc.	389,036	44,894,754
Ingersoll-Rand plc	308,100	20,414,706
Jacobs Engineering Group, Inc. *	139,834	7,483,916
L-3 Communications Holdings, Inc.	97,283	14,751,021
Lockheed Martin Corp.	317,291	80,188,954
Masco Corp.	385,388	14,058,954
Northrop Grumman Corp.	218,167	47,261,517
PACCAR, Inc.	431,250	25,430,812
Parker-Hannifin Corp.	164,036	18,731,271
Pentair plc	208,982	13,337,231
Quanta Services, Inc. *	179,900	4,605,440
Raytheon Co.	358,588	50,033,784
Rockwell Automation, Inc.	159,921	18,294,962
Rockwell Collins, Inc.	158,605	13,421,155
Roper Technologies, Inc.	123,800	21,090,568
Snap-on, Inc.	72,782	11,439,147
Stanley Black & Decker, Inc.	179,881	21,891,518
Textron, Inc.	316,904	12,359,256
The Boeing Co.	740,754	99,009,180
TransDigm Group, Inc. *	65,000	18,168,800
United Rentals, Inc. *	110,100	8,771,667
United Technologies Corp.	937,858	100,960,414
W.W. Grainger, Inc.	69,927	15,303,524
Xylem, Inc.	227,400	10,871,994
		1,632,882,215
Commercial & Professional Supplies 0.7%
Cintas Corp.	99,576	10,681,517
Equifax, Inc.	146,261	19,373,732
Nielsen Holdings plc	438,300	23,606,838
Pitney Bowes, Inc.	231,591	4,472,022
Republic Services, Inc.	289,334	14,831,261
Robert Half International, Inc.	156,742	5,727,353

    1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stericycle, Inc. *	98,600	8,900,622
The Dun & Bradstreet Corp.	46,800	6,048,900
Tyco International plc	505,300	23,026,521
Verisk Analytics, Inc. *	185,000	15,776,800
Waste Management, Inc.	497,616	32,902,370
		165,347,936
Consumer Durables & Apparel 1.4%
Coach, Inc.	327,028	14,098,177
D.R. Horton, Inc.	384,416	12,639,598
Garmin Ltd.	131,100	7,122,663
Hanesbrands, Inc.	481,600	12,839,456
Harman International Industries, Inc.	85,956	7,103,404
Hasbro, Inc.	139,417	11,324,843
Leggett & Platt, Inc.	157,894	8,300,488
Lennar Corp., Class A	220,318	10,310,882
Mattel, Inc.	415,494	13,869,190
Michael Kors Holdings Ltd. *	212,100	10,969,812
Mohawk Industries, Inc. *	78,300	16,360,002
Newell Brands, Inc.	551,350	28,923,821
NIKE, Inc., Class B	1,623,048	90,079,164
PulteGroup, Inc.	370,186	7,840,539
PVH Corp.	99,900	10,095,894
Ralph Lauren Corp.	69,126	6,780,569
Under Armour, Inc., Class A *(b)	224,300	8,850,878
Under Armour, Inc., Class C *	225,892	8,064,344
VF Corp.	410,264	25,612,782
Whirlpool Corp.	89,922	17,297,396
		328,483,902
Consumer Services 1.7%
Carnival Corp.	553,921	25,879,189
Chipotle Mexican Grill, Inc. *	36,959	15,670,247
Darden Restaurants, Inc.	146,748	9,033,807
H&R Block, Inc.	284,905	6,777,890
Marriott International, Inc., Class A	227,872	16,338,422
McDonald's Corp.	1,085,238	127,678,251
Royal Caribbean Cruises Ltd.	198,200	14,357,608
Starbucks Corp.	1,774,624	103,016,923
Starwood Hotels & Resorts Worldwide, Inc.	202,568	15,812,458
Wyndham Worldwide Corp.	136,364	9,684,571
Wynn Resorts Ltd.	95,000	9,305,250
Yum! Brands, Inc.	486,885	43,537,257
		397,091,873
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	66,000	9,687,480
American Express Co.	993,941	64,069,437
Ameriprise Financial, Inc.	198,514	19,025,582
Berkshire Hathaway, Inc., Class B *	2,269,630	327,439,520
BlackRock, Inc.	153,200	56,109,500
Capital One Financial Corp.	636,474	42,694,676
CME Group, Inc.	405,985	41,507,906
Discover Financial Services	507,173	28,827,713
E*TRADE Financial Corp. *	354,519	8,891,337
Franklin Resources, Inc.	452,905	16,390,632
Security	Number of Shares	Value ($)
Intercontinental Exchange, Inc.	141,966	37,507,417
Invesco Ltd.	497,347	14,512,586
Legg Mason, Inc.	137,198	4,683,940
Leucadia National Corp.	379,851	6,936,079
Moody's Corp.	201,329	21,342,887
Morgan Stanley	1,814,854	52,140,755
Nasdaq, Inc.	142,400	10,076,224
Navient Corp.	373,300	5,300,860
Northern Trust Corp.	256,018	17,304,257
S&P Global, Inc.	321,467	39,283,267
State Street Corp.	477,026	31,378,770
Synchrony Financial *	1,017,199	28,359,508
T. Rowe Price Group, Inc.	303,279	21,438,793
The Bank of New York Mellon Corp.	1,337,073	52,680,676
The Charles Schwab Corp. (a)	1,443,381	41,020,888
The Goldman Sachs Group, Inc.	475,069	75,445,708
		1,074,056,398
Energy 6.9%
Anadarko Petroleum Corp.	612,209	33,383,757
Apache Corp.	467,906	24,565,065
Baker Hughes, Inc.	536,363	25,654,242
Cabot Oil & Gas Corp.	557,100	13,743,657
Chesapeake Energy Corp. *	577,766	3,131,492
Chevron Corp.	2,308,834	236,609,308
Cimarex Energy Co.	119,500	14,342,390
Concho Resources, Inc. *	153,877	19,111,523
ConocoPhillips	1,543,990	63,025,672
Devon Energy Corp.	672,258	25,734,036
Diamond Offshore Drilling, Inc.	65,300	1,483,616
EOG Resources, Inc.	664,912	54,323,310
EQT Corp.	222,300	16,196,778
Exxon Mobil Corp.	5,052,041	449,379,047
FMC Technologies, Inc. *	275,300	6,987,114
Halliburton Co.	1,045,268	45,636,401
Helmerich & Payne, Inc.	124,700	7,727,659
Hess Corp.	324,840	17,427,666
Kinder Morgan, Inc.	2,237,444	45,487,237
Marathon Oil Corp.	990,952	13,516,585
Marathon Petroleum Corp.	632,852	24,928,040
Murphy Oil Corp.	184,892	5,071,588
National Oilwell Varco, Inc.	454,724	14,710,321
Newfield Exploration Co. *	244,700	10,595,510
Noble Energy, Inc.	531,268	18,976,893
Occidental Petroleum Corp.	919,450	68,710,499
ONEOK, Inc.	253,100	11,336,349
Phillips 66	560,795	42,654,068
Pioneer Natural Resources Co.	194,600	31,636,122
Range Resources Corp.	191,200	7,707,272
Schlumberger Ltd.	1,710,428	137,723,663
Southwestern Energy Co. *	607,000	8,850,060
Spectra Energy Corp.	812,909	29,240,337
Tesoro Corp.	139,107	10,592,998
The Williams Cos., Inc.	795,098	19,058,499
Transocean Ltd.	424,000	4,659,760
Valero Energy Corp.	560,240	29,289,347
		1,593,207,881

2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	529,192	88,491,486
CVS Health Corp.	1,320,351	122,422,945
Sysco Corp.	644,357	33,371,249
The Kroger Co.	1,173,794	40,132,017
Wal-Mart Stores, Inc.	1,886,902	137,687,239
Walgreens Boots Alliance, Inc.	1,038,811	82,325,772
Whole Foods Market, Inc.	384,632	11,723,583
		516,154,291
Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	2,377,091	160,929,061
Archer-Daniels-Midland Co.	724,899	32,678,447
Brown-Forman Corp., Class B	124,692	12,243,507
Campbell Soup Co.	210,511	13,108,520
ConAgra Foods, Inc.	532,149	24,883,287
Constellation Brands, Inc., Class A	212,065	34,912,261
Dr Pepper Snapple Group, Inc.	219,200	21,593,392
General Mills, Inc.	715,580	51,443,046
Hormel Foods Corp.	325,600	12,161,160
Kellogg Co.	307,734	25,452,679
McCormick & Co., Inc. - Non Voting Shares	142,802	14,601,505
Mead Johnson Nutrition Co.	220,800	19,695,360
Molson Coors Brewing Co., Class B	224,930	22,978,849
Mondelez International, Inc., Class A	1,894,654	83,326,883
Monster Beverage Corp. *	178,500	28,672,455
PepsiCo, Inc.	1,738,263	189,331,606
Philip Morris International, Inc.	1,912,946	191,791,966
Reynolds American, Inc.	1,006,250	50,372,875
The Coca-Cola Co.	4,729,856	206,363,617
The Hershey Co.	170,528	18,887,681
The JM Smucker Co.	140,875	21,717,290
The Kraft Heinz Co.	718,618	62,081,409
Tyson Foods, Inc., Class A	354,790	26,112,544
		1,325,339,400
Health Care Equipment & Services 5.5%
Abbott Laboratories	1,769,886	79,202,398
Aetna, Inc.	423,775	48,823,118
AmerisourceBergen Corp.	231,346	19,708,366
Anthem, Inc.	316,729	41,599,187
Baxter International, Inc.	661,289	31,755,098
Becton, Dickinson & Co.	253,998	44,703,648
Boston Scientific Corp. *	1,627,074	39,505,357
C.R. Bard, Inc.	89,973	20,129,659
Cardinal Health, Inc.	390,933	32,681,999
Centene Corp. *	200,000	14,110,000
Cerner Corp. *	361,900	22,578,941
Cigna Corp.	309,608	39,927,048
Danaher Corp.	723,974	58,960,442
DaVita HealthCare Partners, Inc. *	204,000	15,818,160
DENTSPLY SIRONA, Inc.	290,400	18,597,216
Edwards Lifesciences Corp. *	260,400	29,821,008
Express Scripts Holding Co. *	806,895	61,380,503
HCA Holdings, Inc. *	373,200	28,784,916
Henry Schein, Inc. *	97,100	17,573,158
Security	Number of Shares	Value ($)
Hologic, Inc. *	290,000	11,162,100
Humana, Inc.	175,903	30,352,063
Intuitive Surgical, Inc. *	45,331	31,539,496
Laboratory Corp. of America Holdings *	124,991	17,443,744
McKesson Corp.	277,875	54,063,360
Medtronic plc	1,714,176	150,213,243
Patterson Cos., Inc.	104,447	5,155,504
Quest Diagnostics, Inc.	171,680	14,826,285
St. Jude Medical, Inc.	346,287	28,755,672
Stryker Corp.	372,740	43,342,207
UnitedHealth Group, Inc.	1,145,810	164,079,992
Universal Health Services, Inc., Class B	108,400	14,041,052
Varian Medical Systems, Inc. *	110,706	10,488,286
Zimmer Biomet Holdings, Inc.	214,823	28,171,888
		1,269,295,114
Household & Personal Products 2.1%
Church & Dwight Co., Inc.	150,000	14,736,000
Colgate-Palmolive Co.	1,072,494	79,825,729
Kimberly-Clark Corp.	433,195	56,120,412
The Clorox Co.	158,557	20,782,066
The Estee Lauder Cos., Inc., Class A	265,052	24,623,331
The Procter & Gamble Co.	3,258,390	278,885,600
		474,973,138
Insurance 2.6%
Aflac, Inc.	507,873	36,709,061
American International Group, Inc.	1,394,054	75,892,300
Aon plc	323,350	34,621,085
Arthur J. Gallagher & Co.	215,000	10,575,850
Assurant, Inc.	74,246	6,163,161
Chubb Ltd.	565,665	70,855,198
Cincinnati Financial Corp.	173,003	12,923,324
Lincoln National Corp.	294,671	12,868,283
Loews Corp.	326,316	13,486,640
Marsh & McLennan Cos., Inc.	625,279	41,112,094
MetLife, Inc.	1,308,377	55,920,033
Principal Financial Group, Inc.	316,567	14,761,519
Prudential Financial, Inc.	541,531	40,771,869
The Allstate Corp.	451,610	30,858,511
The Hartford Financial Services Group, Inc.	472,795	18,840,881
The Progressive Corp.	687,520	22,351,275
The Travelers Cos., Inc.	354,260	41,172,097
Torchmark Corp.	143,266	8,863,867
Unum Group	276,440	9,235,860
Willis Towers Watson plc	165,425	20,449,839
XL Group Ltd.	362,299	12,539,168
		590,971,915
Materials 2.9%
Air Products & Chemicals, Inc.	235,601	35,203,501
Albemarle Corp.	136,446	11,484,660
Alcoa, Inc.	1,553,564	16,498,850
Avery Dennison Corp.	103,076	8,028,590
Ball Corp.	211,364	14,937,094

    3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	297,325	7,337,981
E.I. du Pont de Nemours & Co.	1,074,404	74,316,525
Eastman Chemical Co.	172,716	11,266,265
Ecolab, Inc.	319,628	37,837,563
FMC Corp.	158,300	7,525,582
Freeport-McMoRan, Inc.	1,517,540	19,667,318
International Flavors & Fragrances, Inc.	98,043	13,064,230
International Paper Co.	494,389	22,647,960
LyondellBasell Industries N.V., Class A	412,500	31,044,750
Martin Marietta Materials, Inc.	80,300	16,272,795
Monsanto Co.	528,200	56,395,914
Newmont Mining Corp.	638,546	28,096,024
Nucor Corp.	375,200	20,125,728
Owens-Illinois, Inc. *	198,600	3,731,694
PPG Industries, Inc.	324,996	34,030,331
Praxair, Inc.	345,779	40,297,085
Sealed Air Corp.	236,068	11,137,688
The Dow Chemical Co.	1,384,435	74,302,626
The Mosaic Co.	434,300	11,726,100
The Sherwin-Williams Co.	95,536	28,635,005
Vulcan Materials Co.	162,371	20,130,756
WestRock Co.	310,489	13,323,083
		669,065,698
Media 2.6%
CBS Corp., Class B - Non Voting Shares	513,036	26,790,740
Comcast Corp., Class A	2,935,764	197,430,129
Discovery Communications, Inc., Class A *	159,800	4,009,382
Discovery Communications, Inc., Class C *	310,500	7,619,670
News Corp., Class A	443,000	5,745,710
News Corp., Class B	126,200	1,696,128
Omnicom Group, Inc.	293,847	24,180,670
Scripps Networks Interactive, Inc., Class A	116,593	7,702,133
TEGNA, Inc.	270,314	5,919,876
The Interpublic Group of Cos., Inc.	456,265	10,521,471
The Walt Disney Co.	1,802,583	172,957,839
Time Warner, Inc.	943,874	72,347,942
Twenty-First Century Fox, Inc., Class A	1,347,801	35,905,419
Twenty-First Century Fox, Inc., Class B	520,000	14,055,600
Viacom, Inc., Class B	417,053	18,963,400
		605,846,109
Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	1,967,186	130,286,729
Agilent Technologies, Inc.	406,066	19,535,835
Alexion Pharmaceuticals, Inc. *	275,500	35,429,300
Allergan plc *	481,868	121,888,511
Amgen, Inc.	907,759	156,161,781
Biogen, Inc. *	261,991	75,959,051
Bristol-Myers Squibb Co.	2,033,964	152,160,847
Celgene Corp. *	942,726	105,764,430
Security	Number of Shares	Value ($)
Eli Lilly & Co.	1,173,923	97,306,477
Endo International plc *	256,900	4,459,784
Gilead Sciences, Inc.	1,642,750	130,549,343
Illumina, Inc. *	175,700	29,227,695
Johnson & Johnson	3,340,025	418,271,331
Mallinckrodt plc *	134,700	9,070,698
Merck & Co., Inc.	3,369,914	197,679,155
Mylan N.V. *	499,851	23,388,028
PerkinElmer, Inc.	141,360	8,046,211
Perrigo Co., plc	179,400	16,395,366
Pfizer, Inc.	7,372,433	271,969,053
Regeneron Pharmaceuticals, Inc. *	95,400	40,556,448
Thermo Fisher Scientific, Inc.	474,937	75,438,993
Vertex Pharmaceuticals, Inc. *	301,500	29,245,500
Waters Corp. *	100,752	16,012,515
Zoetis, Inc.	538,500	27,178,095
		2,191,981,176
Real Estate 3.2%
American Tower Corp.	524,400	60,709,788
Apartment Investment & Management Co., Class A	179,414	8,247,662
AvalonBay Communities, Inc.	165,199	30,669,194
Boston Properties, Inc.	184,776	26,262,213
CBRE Group, Inc., Class A *	337,440	9,600,168
Crown Castle International Corp.	401,400	38,947,842
Digital Realty Trust, Inc.	180,000	18,802,800
Equinix, Inc.	86,009	32,070,176
Equity Residential	437,722	29,760,719
Essex Property Trust, Inc.	79,400	18,570,072
Extra Space Storage, Inc.	150,000	12,903,000
Federal Realty Investment Trust	94,600	16,053,620
General Growth Properties, Inc.	696,300	22,246,785
HCP, Inc.	556,900	21,847,187
Host Hotels & Resorts, Inc.	934,311	16,574,677
Iron Mountain, Inc.	317,902	13,100,741
Kimco Realty Corp.	513,259	16,475,614
Prologis, Inc.	667,089	36,349,680
Public Storage	178,578	42,665,856
Realty Income Corp.	304,200	21,741,174
Simon Property Group, Inc.	373,753	84,856,881
SL Green Realty Corp.	118,300	13,938,106
The Macerich Co.	152,100	13,573,404
UDR, Inc.	315,000	11,727,450
Ventas, Inc.	407,900	31,065,664
Vornado Realty Trust	215,456	23,139,974
Welltower, Inc.	432,400	34,302,292
Weyerhaeuser Co.	958,123	31,349,784
		737,552,523
Retailing 5.7%
Advance Auto Parts, Inc.	85,000	14,438,100
Amazon.com, Inc. *	468,780	355,714,952
AutoNation, Inc. *	91,733	4,893,956
AutoZone, Inc. *	36,498	29,708,277
Bed Bath & Beyond, Inc.	194,069	8,723,401
Best Buy Co., Inc.	325,957	10,952,155
CarMax, Inc. *	239,400	13,947,444
Dollar General Corp.	350,300	33,187,422

4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	288,330	27,763,296
Expedia, Inc.	145,713	16,997,421
Foot Locker, Inc.	165,000	9,837,300
Genuine Parts Co.	178,638	18,263,949
Kohl's Corp.	231,910	9,645,137
L Brands, Inc.	303,235	22,409,066
LKQ Corp. *	370,000	12,724,300
Lowe's Cos., Inc.	1,108,688	91,222,849
Macy's, Inc.	382,226	13,695,158
Netflix, Inc. *	514,100	46,911,625
Nordstrom, Inc. (b)	164,796	7,288,927
O'Reilly Automotive, Inc. *	116,800	33,945,584
Ross Stores, Inc.	494,400	30,568,752
Signet Jewelers Ltd.	94,000	8,263,540
Staples, Inc.	781,869	7,263,563
Target Corp.	717,008	54,012,213
The Gap, Inc.	277,162	7,148,008
The Home Depot, Inc.	1,527,150	211,113,216
The Priceline Group, Inc. *	60,115	81,203,943
The TJX Cos., Inc.	803,306	65,646,166
Tiffany & Co.	140,528	9,066,867
Tractor Supply Co.	162,600	14,902,290
TripAdvisor, Inc. *	129,813	9,083,016
Ulta Salon, Cosmetics & Fragrance, Inc. *	75,000	19,590,750
Urban Outfitters, Inc. *	111,100	3,321,890
		1,303,454,533
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	366,554	23,397,142
Applied Materials, Inc.	1,383,972	36,384,624
Broadcom Ltd.	447,420	72,473,092
First Solar, Inc. *	94,900	4,429,932
Intel Corp.	5,695,905	198,559,248
KLA-Tencor Corp.	185,081	14,012,483
Lam Research Corp.	195,074	17,511,793
Linear Technology Corp.	282,568	16,951,254
Microchip Technology, Inc.	240,423	13,377,136
Micron Technology, Inc. *	1,241,275	17,055,118
NVIDIA Corp.	636,082	36,320,282
Qorvo, Inc. *	153,900	9,731,097
QUALCOMM, Inc.	1,807,465	113,111,160
Skyworks Solutions, Inc.	235,100	15,521,302
Texas Instruments, Inc.	1,211,454	84,498,916
Xilinx, Inc.	313,563	16,016,798
		689,351,377
Software & Services 12.3%
Accenture plc, Class A	756,700	85,363,327
Activision Blizzard, Inc.	614,100	24,662,256
Adobe Systems, Inc. *	613,376	60,024,975
Akamai Technologies, Inc. *	222,141	11,224,785
Alliance Data Systems Corp. *	72,500	16,792,450
Alphabet, Inc., Class A *	357,012	282,517,876
Alphabet, Inc., Class C *	358,675	275,745,753
Autodesk, Inc. *	269,681	16,032,536
Automatic Data Processing, Inc.	555,473	49,409,323
CA, Inc.	370,925	12,852,551
Citrix Systems, Inc. *	179,808	16,026,287
Security	Number of Shares	Value ($)
Cognizant Technology Solutions Corp., Class A *	728,096	41,858,239
CSRA, Inc.	162,140	4,364,809
eBay, Inc. *	1,297,169	40,419,786
Electronic Arts, Inc. *	371,992	28,390,429
Facebook, Inc., Class A *	2,810,800	348,370,552
Fidelity National Information Services, Inc.	335,634	26,692,972
Fiserv, Inc. *	270,004	29,797,641
Global Payments, Inc.	190,000	14,185,400
International Business Machines Corp.	1,075,990	172,825,514
Intuit, Inc.	307,109	34,086,028
MasterCard, Inc., Class A	1,180,990	112,477,488
Microsoft Corp.	9,555,831	541,624,501
Oracle Corp.	3,803,386	156,090,961
Paychex, Inc.	391,865	23,229,757
PayPal Holdings, Inc. *	1,330,269	49,539,218
Red Hat, Inc. *	224,800	16,925,192
salesforce.com, Inc. *	780,065	63,809,317
Symantec Corp.	793,750	16,216,313
Teradata Corp. *	159,871	4,537,139
The Western Union Co.	630,225	12,604,500
Total System Services, Inc.	207,100	10,545,532
VeriSign, Inc. *	112,125	9,711,146
Visa, Inc., Class A	2,306,800	180,045,740
Xerox Corp.	1,102,866	11,359,520
Yahoo! Inc. *	1,048,555	40,044,316
		2,840,404,129
Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	362,300	21,564,096
Apple, Inc.	6,678,015	695,915,943
Cisco Systems, Inc.	6,134,928	187,299,352
Corning, Inc.	1,325,787	29,458,987
EMC Corp.	2,343,545	66,275,453
F5 Networks, Inc. *	82,400	10,169,808
FLIR Systems, Inc.	149,700	4,877,226
Harris Corp.	145,100	12,568,562
Hewlett Packard Enterprise Co.	2,050,008	43,091,168
HP, Inc.	2,113,108	29,604,643
Juniper Networks, Inc.	403,665	9,159,159
Motorola Solutions, Inc.	186,422	12,933,958
NetApp, Inc.	342,374	9,021,555
Seagate Technology plc	351,900	11,271,357
TE Connectivity Ltd.	450,800	27,174,224
Western Digital Corp.	350,536	16,653,965
		1,187,039,456
Telecommunication Services 2.8%
AT&T, Inc.	7,482,102	323,900,196
CenturyLink, Inc.	645,643	20,299,016
Frontier Communications Corp.	1,396,845	7,263,594
Level 3 Communications, Inc. *	351,100	17,765,660
Verizon Communications, Inc.	4,957,178	274,677,233
		643,905,699
Transportation 2.0%
Alaska Air Group, Inc.	150,000	10,083,000
American Airlines Group, Inc.	719,500	25,542,250

    5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
C.H. Robinson Worldwide, Inc.	168,095	11,702,774
CSX Corp.	1,148,591	32,539,583
Delta Air Lines, Inc.	947,400	36,711,750
Expeditors International of Washington, Inc.	216,900	10,721,367
FedEx Corp.	316,868	51,300,929
JB Hunt Transport Services, Inc.	108,100	8,986,353
Kansas City Southern	129,400	12,436,634
Norfolk Southern Corp.	357,892	32,131,544
Ryder System, Inc.	60,702	4,000,262
Southwest Airlines Co.	780,136	28,872,833
Union Pacific Corp.	1,014,150	94,366,657
United Continental Holdings, Inc. *	430,400	20,181,456
United Parcel Service, Inc., Class B	832,518	89,995,196
		469,572,588
Utilities 3.4%
AES Corp.	781,249	9,648,425
Alliant Energy Corp.	275,969	11,107,752
Ameren Corp.	287,020	15,051,329
American Electric Power Co., Inc.	585,802	40,596,079
American Water Works Co., Inc.	231,000	19,075,980
CenterPoint Energy, Inc.	514,366	12,303,635
CMS Energy Corp.	343,584	15,523,125
Consolidated Edison, Inc.	383,165	30,683,853
Dominion Resources, Inc.	758,464	59,175,361
DTE Energy Co.	216,012	21,065,490
Duke Energy Corp.	834,099	71,390,533
Edison International	390,093	30,185,396
Entergy Corp.	209,653	17,063,658
Eversource Energy	380,800	22,272,992
Exelon Corp.	1,113,593	41,514,747
FirstEnergy Corp.	518,494	18,105,810
NextEra Energy, Inc.	558,438	71,642,011
NiSource, Inc.	374,662	9,613,827
NRG Energy, Inc.	378,600	5,239,824
PG&E Corp.	598,906	38,294,050
Pinnacle West Capital Corp.	140,061	11,046,611
PPL Corp.	819,470	30,902,214
Public Service Enterprise Group, Inc.	610,570	28,092,326
SCANA Corp.	175,300	13,136,982
Sempra Energy	297,169	33,247,268
The Southern Co.	1,153,725	61,724,288
WEC Energy Group, Inc.	387,178	25,131,724
Xcel Energy, Inc.	617,686	27,165,830
		790,001,120
Total Common Stock
(Cost $12,951,353,260)		22,899,636,351
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	10,440,027	10,440,027
Total Other Investment Company
(Cost $10,440,027)		10,440,027
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets
Time Deposit 0.5%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (d)	113,216,880	113,216,880
Total Short-Term Investment
(Cost $113,216,880)		113,216,880

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $13,114,217,802 and the unrealized appreciation and depreciation were $10,580,314,362 and ($671,238,906), respectively, with a net unrealized appreciation of $9,909,075,456.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $10,348,615.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	1,200	130,092,000	5,958,510

6

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$22,899,636,351	$—	$—	$22,899,636,351
Other Investment Company[1]	10,440,027	—	—	10,440,027
Short-Term Investment[1]	—	113,216,880	—	113,216,880
Total	$22,910,076,378	$113,216,880	$—	$23,023,293,258
Other Financial Instruments
Futures Contracts[2]	$5,958,510	$—	$—	$5,958,510
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    7

Schwab Investments
Schwab 1000 Index® Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,968,602,685	6,620,751,862
0.8%	Other Investment Companies	56,595,507	56,595,507
100.2%	Total Investments	2,025,198,192	6,677,347,369
(0.2%)	Other Assets and Liabilities, Net		(13,304,443)
100.0%	Net Assets		6,664,042,926

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.1%
Autoliv, Inc.	26,600	2,814,280
BorgWarner, Inc.	69,096	2,292,605
Delphi Automotive plc	87,400	5,927,468
Ford Motor Co.	1,208,087	15,294,381
General Motors Co.	438,200	13,820,828
Gentex Corp.	97,544	1,723,603
Harley-Davidson, Inc.	59,392	3,143,025
Johnson Controls, Inc.	201,054	9,232,400
Lear Corp.	23,600	2,677,420
Tesla Motors, Inc. *(b)	35,208	8,266,486
The Goodyear Tire & Rubber Co.	83,100	2,382,477
Thor Industries, Inc.	14,500	1,109,830
Visteon Corp.	12,000	841,080
		69,525,883
Banks 5.1%
Associated Banc-Corp.	42,800	796,080
Bank of America Corp.	3,223,841	46,713,456
Bank of the Ozarks, Inc.	15,000	539,850
BankUnited, Inc.	31,400	942,628
BB&T Corp.	269,400	9,932,778
BOK Financial Corp.	8,900	580,547
CIT Group, Inc.	20,900	722,304
Citigroup, Inc.	922,256	40,404,035
Citizens Financial Group, Inc.	163,500	3,650,955
Comerica, Inc.	51,128	2,313,031
Commerce Bancshares, Inc.	27,982	1,323,269
Cullen/Frost Bankers, Inc.	16,900	1,147,341
East West Bancorp, Inc.	45,800	1,567,276
Fifth Third Bancorp	241,084	4,575,774
First Citizens BancShares, Inc., Class A	3,300	857,274
First Horizon National Corp.	70,500	1,026,480
First Niagara Financial Group, Inc.	107,800	1,097,404
First Republic Bank	44,600	3,196,482
Security	Number of Shares	Value ($)
FirstMerit Corp.	48,900	1,038,147
Home BancShares, Inc.	36,400	759,668
Huntington Bancshares, Inc.	244,898	2,326,531
Investors Bancorp, Inc.	108,730	1,235,173
JPMorgan Chase & Co.	1,152,278	73,711,224
KeyCorp	259,914	3,040,994
M&T Bank Corp.	49,343	5,652,734
MGIC Investment Corp. *	103,900	747,041
New York Community Bancorp, Inc.	149,882	2,165,795
PacWest Bancorp	19,300	798,055
People's United Financial, Inc.	103,793	1,573,502
PrivateBancorp, Inc.	23,900	1,056,380
Prosperity Bancshares, Inc.	23,100	1,180,179
Regions Financial Corp.	390,106	3,577,272
Signature Bank *	15,700	1,887,768
SunTrust Banks, Inc.	155,993	6,596,944
SVB Financial Group *	14,900	1,496,258
Synovus Financial Corp.	44,657	1,359,359
TFS Financial Corp.	27,300	496,860
The PNC Financial Services Group, Inc.	157,034	12,978,860
U.S. Bancorp	508,505	21,443,656
Umpqua Holdings Corp.	32,000	487,360
Webster Financial Corp.	27,500	988,900
Wells Fargo & Co.	1,450,996	69,604,278
Western Alliance Bancorp *	27,800	946,034
Zions Bancorp	36,798	1,025,928
		339,561,864
Capital Goods 7.2%
3M Co.	191,454	34,147,735
A.O. Smith Corp.	25,400	2,359,406
Acuity Brands, Inc.	14,300	3,752,749
AECOM *	49,700	1,763,853
AGCO Corp.	24,200	1,165,472
Air Lease Corp.	19,700	567,557
Allegion plc	28,700	2,077,593
Allison Transmission Holdings, Inc.	13,700	394,834
AMETEK, Inc.	75,105	3,532,188
B/E Aerospace, Inc.	31,700	1,516,369
BWX Technologies, Inc.	32,900	1,211,049
Carlisle Cos., Inc.	20,736	2,141,821
Caterpillar, Inc.	180,796	14,962,677
Chicago Bridge & Iron Co., N.V.	15,108	510,801
Crane Co.	16,384	1,020,723
Cummins, Inc.	49,892	6,125,241
Curtiss-Wright Corp.	15,200	1,352,648
Deere & Co.	95,946	7,455,964
Donaldson Co., Inc.	32,900	1,188,677
Dover Corp.	50,237	3,588,429
Eaton Corp. plc	142,901	9,061,352
EMCOR Group, Inc.	8,100	451,170
Emerson Electric Co.	200,228	11,192,745
Fastenal Co.	92,300	3,945,825
Flowserve Corp.	43,023	2,058,650

    1

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fluor Corp.	40,958	2,192,072
Fortive Corp. *	92,520	4,460,389
Fortune Brands Home & Security, Inc.	52,900	3,346,983
General Dynamics Corp.	91,644	13,461,587
General Electric Co.	2,909,902	90,614,348
Graco, Inc.	15,694	1,161,513
HD Supply Holdings, Inc. *	51,900	1,878,261
Herc Holdings, Inc. *	2,333	82,472
Hexcel Corp.	26,300	1,135,371
Honeywell International, Inc.	239,099	27,814,387
Hubbell, Inc.	16,932	1,825,778
Huntington Ingalls Industries, Inc.	13,700	2,364,346
IDEX Corp.	28,906	2,595,470
Illinois Tool Works, Inc.	100,404	11,586,622
Ingersoll-Rand plc	82,400	5,459,824
ITT, Inc.	30,300	960,813
Jacobs Engineering Group, Inc. *	38,756	2,074,221
L-3 Communications Holdings, Inc.	23,374	3,544,200
Lennox International, Inc.	11,700	1,834,560
Lincoln Electric Holdings, Inc.	22,200	1,377,732
Lockheed Martin Corp.	83,564	21,119,130
Masco Corp.	108,836	3,970,337
MSC Industrial Direct Co., Inc., Class A	15,558	1,117,531
Nordson Corp.	18,000	1,589,220
Northrop Grumman Corp.	56,332	12,203,201
Orbital ATK, Inc.	18,500	1,611,720
Oshkosh Corp.	23,600	1,300,124
Owens Corning	36,900	1,952,379
PACCAR, Inc.	107,289	6,326,832
Parker-Hannifin Corp.	41,253	4,710,680
Pentair plc	57,895	3,694,859
Quanta Services, Inc. *	18,900	483,840
Raytheon Co.	93,590	13,058,613
Rockwell Automation, Inc.	39,549	4,524,406
Rockwell Collins, Inc.	40,653	3,440,057
Roper Technologies, Inc.	30,891	5,262,591
Sensata Technologies Holding N.V. *	30,100	1,141,392
Snap-on, Inc.	17,250	2,711,182
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,622,412
Stanley Black & Decker, Inc.	46,641	5,676,210
Teledyne Technologies, Inc. *	12,600	1,323,000
Textron, Inc.	88,938	3,468,582
The Boeing Co.	193,989	25,928,570
The Middleby Corp. *	18,300	2,202,954
The Toro Co.	15,200	1,397,640
TransDigm Group, Inc. *	16,600	4,640,032
Trinity Industries, Inc.	44,200	1,025,882
United Rentals, Inc. *	31,467	2,506,976
United Technologies Corp.	244,203	26,288,453
W.W. Grainger, Inc.	17,876	3,912,163
WABCO Holdings, Inc. *	18,000	1,804,860
Wabtec Corp.	28,800	1,972,800
Watsco, Inc.	7,000	1,008,280
Woodward, Inc.	17,300	1,012,742
Xylem, Inc.	53,400	2,553,054
		475,879,181
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.8%
Cintas Corp.	25,710	2,757,912
Copart, Inc. *	36,074	1,819,573
Deluxe Corp.	14,500	980,055
Equifax, Inc.	37,300	4,940,758
IHS Markit Ltd. *	71,132	2,471,126
KAR Auction Services, Inc.	44,400	1,898,988
ManpowerGroup, Inc.	21,591	1,498,415
Nielsen Holdings plc	110,500	5,951,530
Pitney Bowes, Inc.	52,441	1,012,636
R.R. Donnelley & Sons Co.	58,400	1,046,528
Republic Services, Inc.	81,581	4,181,842
Robert Half International, Inc.	43,891	1,603,777
Rollins, Inc.	32,850	925,713
Stericycle, Inc. *	27,098	2,446,136
The Dun & Bradstreet Corp.	10,925	1,412,056
TransUnion *	12,100	395,912
Tyco International plc	136,300	6,211,191
Verisk Analytics, Inc. *	47,800	4,076,384
Waste Management, Inc.	131,077	8,666,811
		54,297,343
Consumer Durables & Apparel 1.5%
Brunswick Corp.	29,300	1,453,866
CalAtlantic Group, Inc.	22,300	807,483
Carter's, Inc.	17,300	1,751,625
Coach, Inc.	89,730	3,868,260
Columbia Sportswear Co.	8,900	509,525
D.R. Horton, Inc.	107,597	3,537,789
Garmin Ltd.	39,886	2,167,006
Hanesbrands, Inc.	121,600	3,241,856
Harman International Industries, Inc.	23,697	1,958,320
Hasbro, Inc.	34,225	2,780,097
Leggett & Platt, Inc.	39,744	2,089,342
Lennar Corp., Class A	60,775	2,844,270
lululemon athletica, Inc. *	34,500	2,678,925
Mattel, Inc.	102,797	3,431,364
Michael Kors Holdings Ltd. *	43,300	2,239,476
Mohawk Industries, Inc. *	19,439	4,061,585
Newell Brands, Inc.	143,713	7,539,184
NIKE, Inc., Class B	423,612	23,510,466
NVR, Inc. *	1,098	1,872,090
Polaris Industries, Inc. (b)	19,200	1,896,000
PulteGroup, Inc.	98,799	2,092,563
PVH Corp.	25,514	2,578,445
Ralph Lauren Corp.	18,395	1,804,366
Skechers U.S.A., Inc., Class A *	40,500	972,810
Tempur Sealy International, Inc. *	18,900	1,429,407
Toll Brothers, Inc. *	50,000	1,400,500
Tupperware Brands Corp.	14,700	921,396
Under Armour, Inc., Class A *(b)	56,200	2,217,652
Under Armour, Inc., Class C *	56,598	2,020,549
VF Corp.	103,828	6,481,982
Vista Outdoor, Inc. *	19,400	970,970
Whirlpool Corp.	24,515	4,715,705
		101,844,874

2

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 2.1%
Aramark	65,800	2,358,930
Bright Horizons Family Solutions, Inc. *	12,900	865,203
Brinker International, Inc.	17,700	834,378
Carnival Corp.	140,760	6,576,307
Chipotle Mexican Grill, Inc. *	9,550	4,049,105
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,275,021
Darden Restaurants, Inc.	34,165	2,103,197
Domino's Pizza, Inc.	16,000	2,356,800
Dunkin' Brands Group, Inc.	28,000	1,268,680
H&R Block, Inc.	75,198	1,788,960
Hilton Worldwide Holdings, Inc.	124,800	2,894,112
Jack in the Box, Inc.	12,400	1,096,036
Las Vegas Sands Corp.	117,163	5,934,306
Marriott International, Inc., Class A	59,875	4,293,038
McDonald's Corp.	284,336	33,452,130
MGM Resorts International *	147,287	3,531,942
Norwegian Cruise Line Holdings Ltd. *	48,900	2,083,140
Panera Bread Co., Class A *	7,000	1,535,240
Royal Caribbean Cruises Ltd.	52,391	3,795,204
Service Corp. International	63,100	1,749,132
ServiceMaster Global Holdings, Inc. *	41,700	1,577,511
Six Flags Entertainment Corp.	24,400	1,375,916
Starbucks Corp.	463,354	26,897,700
Starwood Hotels & Resorts Worldwide, Inc.	54,542	4,257,549
Texas Roadhouse, Inc.	19,700	930,234
The Wendy's Co.	60,900	588,294
Vail Resorts, Inc.	11,800	1,688,226
Wyndham Worldwide Corp.	34,917	2,479,805
Wynn Resorts Ltd.	24,842	2,433,274
Yum! Brands, Inc.	131,576	11,765,526
		137,834,896
Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	17,859	2,621,344
Ally Financial, Inc.	138,400	2,496,736
American Express Co.	255,877	16,493,832
Ameriprise Financial, Inc.	53,057	5,084,983
Berkshire Hathaway, Inc., Class B *	587,712	84,789,210
BlackRock, Inc.	39,665	14,527,306
Capital One Financial Corp.	164,453	11,031,507
CBOE Holdings, Inc.	25,400	1,747,520
CME Group, Inc.	105,380	10,774,051
Credit Acceptance Corp. *(b)	3,200	578,144
Discover Financial Services	134,724	7,657,712
E*TRADE Financial Corp. *	86,290	2,164,153
Eaton Vance Corp.	39,084	1,477,766
FactSet Research Systems, Inc.	12,900	2,218,284
Federated Investors, Inc., Class B	30,200	953,414
Franklin Resources, Inc.	114,858	4,156,711
Intercontinental Exchange, Inc.	36,710	9,698,782
Invesco Ltd.	135,190	3,944,844
Lazard Ltd., Class A	10,900	389,566
Legg Mason, Inc.	31,214	1,065,646
Leucadia National Corp.	101,178	1,847,510
Security	Number of Shares	Value ($)
MarketAxess Holdings, Inc.	11,500	1,859,090
Moody's Corp.	53,326	5,653,089
Morgan Stanley	478,548	13,748,684
Morningstar, Inc.	5,400	456,732
MSCI, Inc.	29,450	2,533,878
Nasdaq, Inc.	36,337	2,571,206
Navient Corp.	70,000	994,000
Northern Trust Corp.	65,976	4,459,318
Raymond James Financial, Inc.	39,649	2,176,730
S&P Global, Inc.	84,736	10,354,739
SEI Investments Co.	42,148	1,896,660
State Street Corp.	124,450	8,186,321
Synchrony Financial *	257,300	7,173,524
T. Rowe Price Group, Inc.	76,550	5,411,320
TD Ameritrade Holding Corp.	87,231	2,648,333
The Bank of New York Mellon Corp.	335,996	13,238,243
The Charles Schwab Corp. (a)	375,265	10,665,032
The Goldman Sachs Group, Inc.	123,132	19,554,593
Voya Financial, Inc.	69,800	1,788,974
		301,089,487
Energy 6.3%
Anadarko Petroleum Corp.	159,148	8,678,340
Antero Resources Corp. *	27,000	707,130
Apache Corp.	118,700	6,231,750
Baker Hughes, Inc.	135,606	6,486,035
Cabot Oil & Gas Corp.	145,596	3,591,853
Cheniere Energy, Inc. *	74,900	3,133,067
Chevron Corp.	588,537	60,313,272
Cimarex Energy Co.	29,115	3,494,382
Concho Resources, Inc. *	41,200	5,117,040
ConocoPhillips	385,266	15,726,558
Continental Resources, Inc. *	25,800	1,136,490
Core Laboratories N.V.	13,300	1,553,573
Devon Energy Corp.	162,382	6,215,983
Diamondback Energy, Inc. *	21,800	1,913,822
EOG Resources, Inc.	173,204	14,150,767
EQT Corp.	51,600	3,759,576
Exxon Mobil Corp.	1,301,963	115,809,609
FMC Technologies, Inc. *	72,568	1,841,776
Gulfport Energy Corp. *	17,500	509,075
Halliburton Co.	280,788	12,259,204
Helmerich & Payne, Inc.	31,392	1,945,362
Hess Corp.	84,123	4,513,199
HollyFrontier Corp.	58,600	1,489,612
Kinder Morgan, Inc.	546,917	11,118,823
Marathon Oil Corp.	267,696	3,651,373
Marathon Petroleum Corp.	164,600	6,483,594
Murphy Oil Corp.	49,944	1,369,964
National Oilwell Varco, Inc.	119,426	3,863,431
Newfield Exploration Co. *	63,666	2,756,738
Noble Energy, Inc.	134,622	4,808,698
Occidental Petroleum Corp.	244,916	18,302,573
Oceaneering International, Inc.	28,900	805,732
ONEOK, Inc.	66,824	2,993,047
PBF Energy, Inc., Class A	30,000	670,200
Phillips 66	146,400	11,135,184
Pioneer Natural Resources Co.	49,711	8,081,517
Range Resources Corp.	53,928	2,173,838
Schlumberger Ltd.	431,405	34,736,731
Southwestern Energy Co. *	121,188	1,766,921

    3

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spectra Energy Corp.	209,421	7,532,873
Tesoro Corp.	36,712	2,795,619
The Williams Cos., Inc.	214,321	5,137,274
Transocean Ltd. (b)	113,300	1,245,167
Valero Energy Corp.	149,520	7,816,906
Weatherford International plc *	204,200	1,159,856
World Fuel Services Corp.	24,500	1,166,200
		422,149,734
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	12,200	1,629,188
Costco Wholesale Corp.	136,259	22,785,230
CVS Health Corp.	342,511	31,757,620
Rite Aid Corp. *	319,300	2,235,100
Sprouts Farmers Market, Inc. *	15,000	346,950
Sysco Corp.	164,130	8,500,293
The Kroger Co.	307,226	10,504,057
Wal-Mart Stores, Inc.	491,627	35,874,022
Walgreens Boots Alliance, Inc.	268,969	21,315,793
Whole Foods Market, Inc.	101,332	3,088,599
		138,036,852
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	611,705	41,412,428
Archer-Daniels-Midland Co.	190,705	8,596,981
Blue Buffalo Pet Products, Inc. *	6,900	177,192
Brown-Forman Corp., Class A	8,900	940,374
Brown-Forman Corp., Class B	32,180	3,159,754
Bunge Ltd.	45,892	3,021,529
Campbell Soup Co.	53,858	3,353,738
ConAgra Foods, Inc.	136,097	6,363,896
Constellation Brands, Inc., Class A	54,132	8,911,751
Dr Pepper Snapple Group, Inc.	57,920	5,705,699
Flowers Foods, Inc.	56,925	1,046,851
General Mills, Inc.	183,700	13,206,193
Hormel Foods Corp.	88,188	3,293,822
Ingredion, Inc.	21,800	2,904,632
Kellogg Co.	79,931	6,611,093
Lancaster Colony Corp.	5,700	740,772
McCormick & Co., Inc. - Non Voting Shares	35,254	3,604,721
Mead Johnson Nutrition Co.	58,800	5,244,960
Molson Coors Brewing Co., Class B	58,272	5,953,068
Mondelez International, Inc., Class A	496,864	21,852,079
Monster Beverage Corp. *	45,900	7,372,917
PepsiCo, Inc.	452,385	49,273,774
Philip Morris International, Inc.	484,865	48,612,565
Pilgrim's Pride Corp.	15,000	348,750
Pinnacle Foods, Inc.	29,600	1,486,216
Post Holdings, Inc. *	19,200	1,664,064
Reynolds American, Inc.	263,592	13,195,416
Seaboard Corp. *	105	307,650
Snyder's-Lance, Inc.	28,800	986,688
The Coca-Cola Co.	1,216,648	53,082,352
The Hain Celestial Group, Inc. *	29,400	1,552,026
The Hershey Co.	45,564	5,046,669
The JM Smucker Co.	36,901	5,688,658
The Kraft Heinz Co.	187,600	16,206,764
The WhiteWave Foods Co. *	55,779	3,095,177
Security	Number of Shares	Value ($)
TreeHouse Foods, Inc. *	17,300	1,785,187
Tyson Foods, Inc., Class A	89,659	6,598,902
		362,405,308
Health Care Equipment & Services 5.5%
Abbott Laboratories	461,046	20,631,808
ABIOMED, Inc. *	12,100	1,427,437
Acadia Healthcare Co., Inc. *	23,500	1,327,750
Aetna, Inc.	110,234	12,700,059
Alere, Inc. *	24,700	926,250
Align Technology, Inc. *	23,400	2,086,110
Allscripts Healthcare Solutions, Inc. *	58,200	821,784
AmerisourceBergen Corp.	61,220	5,215,332
Amsurg Corp. *	16,900	1,267,669
Anthem, Inc.	81,423	10,694,097
athenahealth, Inc. *	12,000	1,533,480
Baxter International, Inc.	170,825	8,203,016
Becton, Dickinson & Co.	66,707	11,740,432
Boston Scientific Corp. *	429,507	10,428,430
Brookdale Senior Living, Inc. *	55,000	1,015,850
C.R. Bard, Inc.	23,600	5,280,028
Cardinal Health, Inc.	104,710	8,753,756
Centene Corp. *	54,276	3,829,172
Cerner Corp. *	94,504	5,896,105
Cigna Corp.	78,854	10,169,012
Danaher Corp.	185,040	15,069,658
DaVita HealthCare Partners, Inc. *	53,450	4,144,513
DENTSPLY SIRONA, Inc.	76,190	4,879,208
DexCom, Inc. *	25,900	2,388,757
Edwards Lifesciences Corp. *	65,384	7,487,776
Envision Healthcare Holdings, Inc. *	30,000	737,700
Express Scripts Holding Co. *	207,389	15,776,081
HCA Holdings, Inc. *	95,600	7,373,628
HealthSouth Corp.	12,400	533,820
Henry Schein, Inc. *	25,919	4,690,821
Hill-Rom Holdings, Inc.	17,300	924,339
Hologic, Inc. *	76,970	2,962,575
Humana, Inc.	46,391	8,004,767
IDEXX Laboratories, Inc. *	29,996	2,813,325
IMS Health Holdings, Inc. *	24,600	738,492
Intuitive Surgical, Inc. *	11,841	8,238,494
Laboratory Corp. of America Holdings *	30,368	4,238,158
LifePoint Health, Inc. *	13,800	816,684
LivaNova plc *	12,000	624,600
McKesson Corp.	70,347	13,686,712
MEDNAX, Inc. *	28,208	1,943,813
Medtronic plc	438,922	38,462,735
Molina Healthcare, Inc. *	12,900	732,849
Patterson Cos., Inc.	22,600	1,115,536
Quest Diagnostics, Inc.	42,747	3,691,631
ResMed, Inc.	43,716	3,011,158
St. Jude Medical, Inc.	87,455	7,262,263
STERIS plc	28,000	1,986,600
Stryker Corp.	97,854	11,378,463
Team Health Holdings, Inc. *	22,500	918,900
Teleflex, Inc.	13,846	2,496,572
Tenet Healthcare Corp. *	33,425	1,023,139
The Cooper Cos., Inc.	14,400	2,627,568
UnitedHealth Group, Inc.	297,792	42,643,814

4

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	27,874	3,610,519
Varian Medical Systems, Inc. *	31,371	2,972,089
VCA, Inc. *	26,300	1,876,242
WellCare Health Plans, Inc. *	14,100	1,505,880
West Pharmaceutical Services, Inc.	22,500	1,806,300
Zimmer Biomet Holdings, Inc.	57,012	7,476,554
		368,620,310
Household & Personal Products 1.9%
Church & Dwight Co., Inc.	40,394	3,968,307
Colgate-Palmolive Co.	278,654	20,740,217
Edgewell Personal Care Co. *	19,900	1,683,739
Herbalife Ltd. *	20,100	1,367,001
Kimberly-Clark Corp.	113,204	14,665,578
Spectrum Brands Holdings, Inc.	8,200	1,055,914
The Clorox Co.	39,425	5,167,435
The Estee Lauder Cos., Inc., Class A	68,068	6,323,517
The Procter & Gamble Co.	841,119	71,991,375
		126,963,083
Insurance 2.9%
Aflac, Inc.	133,713	9,664,776
Alleghany Corp. *	5,186	2,818,591
Allied World Assurance Co. Holdings AG	24,700	1,012,453
American Financial Group, Inc.	21,805	1,593,945
American International Group, Inc.	361,276	19,667,865
American National Insurance Co.	3,100	354,485
Aon plc	85,303	9,133,392
Arch Capital Group Ltd. *	37,000	2,687,310
Arthur J. Gallagher & Co.	61,120	3,006,493
Assurant, Inc.	19,192	1,593,128
Assured Guaranty Ltd.	41,600	1,114,464
Axis Capital Holdings Ltd.	27,862	1,548,570
Brown & Brown, Inc.	39,476	1,447,190
Chubb Ltd.	142,702	17,874,853
Cincinnati Financial Corp.	48,417	3,616,750
CNA Financial Corp.	9,150	291,245
CNO Financial Group, Inc.	56,800	986,616
Endurance Specialty Holdings Ltd.	18,100	1,224,103
Erie Indemnity Co., Class A	8,285	809,362
Everest Re Group Ltd.	12,720	2,404,207
First American Financial Corp.	31,600	1,321,196
FNF Group	88,169	3,321,326
Lincoln National Corp.	78,159	3,413,204
Loews Corp.	82,358	3,403,856
Markel Corp. *	4,447	4,219,091
Marsh & McLennan Cos., Inc.	161,020	10,587,065
MetLife, Inc.	339,644	14,516,385
Old Republic International Corp.	70,509	1,366,464
Principal Financial Group, Inc.	88,009	4,103,860
ProAssurance Corp.	15,100	780,066
Prudential Financial, Inc.	137,597	10,359,678
Reinsurance Group of America, Inc.	19,510	1,936,367
RenaissanceRe Holdings Ltd.	13,907	1,634,351
RLI Corp.	11,300	770,321
The Allstate Corp.	119,698	8,178,964
The Hanover Insurance Group, Inc.	12,800	1,053,952
Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	124,095	4,945,186
The Progressive Corp.	181,542	5,901,930
The Travelers Cos., Inc.	94,147	10,941,764
Torchmark Corp.	33,597	2,078,646
Unum Group	78,214	2,613,130
Validus Holdings Ltd.	25,509	1,260,910
W. R. Berkley Corp.	32,225	1,875,173
White Mountains Insurance Group Ltd.	1,813	1,489,053
Willis Towers Watson plc	42,266	5,224,923
XL Group Ltd.	93,067	3,221,049
		193,367,708
Materials 3.1%
Air Products & Chemicals, Inc.	61,778	9,230,869
Albemarle Corp.	46,839	3,942,439
Alcoa, Inc.	407,520	4,327,862
AptarGroup, Inc.	18,200	1,422,876
Ashland, Inc.	20,300	2,298,772
Avery Dennison Corp.	26,560	2,068,758
Axalta Coating Systems Ltd. *	41,600	1,187,680
Ball Corp.	48,876	3,454,067
Bemis Co., Inc.	28,149	1,436,725
Berry Plastics Group, Inc. *	36,100	1,480,100
Celanese Corp., Series A	44,643	2,831,259
CF Industries Holdings, Inc.	74,560	1,840,141
Crown Holdings, Inc. *	47,376	2,509,507
E.I. du Pont de Nemours & Co.	273,217	18,898,420
Eastman Chemical Co.	45,762	2,985,055
Ecolab, Inc.	83,128	9,840,693
FMC Corp.	43,504	2,068,180
Freeport-McMoRan, Inc.	354,957	4,600,243
Graphic Packaging Holding Co.	104,500	1,425,380
International Flavors & Fragrances, Inc.	24,408	3,252,366
International Paper Co.	126,807	5,809,029
LyondellBasell Industries N.V., Class A	111,800	8,414,068
Martin Marietta Materials, Inc.	21,449	4,346,640
Monsanto Co.	136,534	14,577,735
NewMarket Corp.	2,800	1,198,232
Newmont Mining Corp.	162,928	7,168,832
Nucor Corp.	99,976	5,362,713
Packaging Corp. of America	29,030	2,168,251
PPG Industries, Inc.	81,712	8,556,063
Praxair, Inc.	89,328	10,410,285
Reliance Steel & Aluminum Co.	19,922	1,562,682
RPM International, Inc.	44,600	2,419,996
Sealed Air Corp.	58,102	2,741,252
Sensient Technologies Corp.	13,500	996,705
Silgan Holdings, Inc.	10,200	505,716
Sonoco Products Co.	33,970	1,730,092
Steel Dynamics, Inc.	74,400	1,995,408
The Dow Chemical Co.	350,256	18,798,239
The Mosaic Co.	106,995	2,888,865
The Scotts Miracle-Gro Co., Class A	14,668	1,081,765
The Sherwin-Williams Co.	23,890	7,160,550
The Valspar Corp.	24,346	2,592,119
Vulcan Materials Co.	40,825	5,061,483

    5

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
W.R. Grace & Co.	21,500	1,609,705
Westlake Chemical Corp.	14,000	640,360
WestRock Co.	77,542	3,327,327
		204,225,504
Media 3.0%
AMC Networks, Inc., Class A *	19,500	1,079,520
CBS Corp., Class B - Non Voting Shares	129,005	6,736,641
Charter Communications, Inc. Class A *	64,520	15,153,812
Cinemark Holdings, Inc.	34,600	1,300,960
Comcast Corp., Class A	760,023	51,111,547
Discovery Communications, Inc., Class A *	47,200	1,184,248
Discovery Communications, Inc., Class C *	74,700	1,833,138
DISH Network Corp., Class A *	67,372	3,599,012
Liberty Braves Group, Class A *	3,044	50,196
Liberty Braves Group, Class C *	10,648	170,155
Liberty Broadband Corp., Class C *	20,700	1,310,517
Liberty Global plc LiLAC., Class A *	9,886	339,584
Liberty Global plc LiLAC., Class C *	27,370	957,950
Liberty Global plc, Class A *	79,241	2,512,732
Liberty Global plc, Series C *	219,372	6,789,563
Liberty Media Group, Class A *	7,611	172,770
Liberty SiriusXM Group, Class A *	30,446	1,088,444
Liberty SiriusXM Group, Class C *	62,700	2,210,175
Live Nation Entertainment, Inc. *	45,500	1,247,610
News Corp., Class A	118,782	1,540,603
News Corp., Class B	31,600	424,704
Omnicom Group, Inc.	73,888	6,080,243
Scripps Networks Interactive, Inc., Class A	30,900	2,041,254
Sirius XM Holdings, Inc. *	688,800	3,023,832
Starz, Class A *	25,100	758,773
TEGNA, Inc.	73,854	1,617,403
The Interpublic Group of Cos., Inc.	127,164	2,932,402
The Madison Square Garden Co., Class A *	6,933	1,267,283
The Walt Disney Co.	470,260	45,121,447
Time Warner, Inc.	249,680	19,137,972
Tribune Media Co., Class A	23,200	859,560
Twenty-First Century Fox, Inc., Class A	353,928	9,428,642
Twenty-First Century Fox, Inc., Class B	129,000	3,486,870
Viacom, Inc., Class B	106,546	4,844,647
		201,414,209
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	505,126	33,454,495
ACADIA Pharmaceuticals, Inc. *	24,700	914,888
Agilent Technologies, Inc.	99,131	4,769,192
Alexion Pharmaceuticals, Inc. *	70,304	9,041,094
Alkermes plc *	44,700	2,230,530
Allergan plc *	123,377	31,208,212
Alnylam Pharmaceuticals, Inc. *	12,100	823,768
Amgen, Inc.	235,202	40,461,800
Security	Number of Shares	Value ($)
Bio-Rad Laboratories, Inc., Class A *	6,900	1,001,121
Bio-Techne Corp.	12,563	1,412,333
Biogen, Inc. *	68,855	19,963,130
BioMarin Pharmaceutical, Inc. *	49,600	4,931,232
Bristol-Myers Squibb Co.	521,839	39,038,776
Bruker Corp.	33,900	844,788
Catalent, Inc. *	29,900	763,646
Celgene Corp. *	245,440	27,535,914
Charles River Laboratories International, Inc. *	14,400	1,266,192
Eli Lilly & Co.	305,871	25,353,647
Endo International plc *	40,000	694,400
Gilead Sciences, Inc.	426,544	33,897,452
Horizon Pharma plc *	44,800	864,192
Illumina, Inc. *	45,900	7,635,465
Impax Laboratories, Inc. *	20,300	637,826
Incyte Corp. *	51,800	4,672,878
Intercept Pharmaceuticals, Inc. *(b)	6,000	1,038,180
Jazz Pharmaceuticals plc *	19,200	2,898,624
Johnson & Johnson	865,387	108,372,414
Juno Therapeutics, Inc. *(b)	21,500	664,995
Kite Pharma, Inc. *	12,800	724,864
Mallinckrodt plc *	35,320	2,378,449
Medivation, Inc. *	53,800	3,442,662
Merck & Co., Inc.	873,418	51,234,700
Mettler-Toledo International, Inc. *	8,800	3,618,648
Mylan N.V. *	122,600	5,736,454
Myriad Genetics, Inc. *	21,000	650,580
Neurocrine Biosciences, Inc. *	24,300	1,220,589
OPKO Health, Inc. *(b)	101,700	1,011,915
PAREXEL International Corp. *	17,300	1,156,505
PerkinElmer, Inc.	32,300	1,838,516
Perrigo Co., plc	34,400	3,143,816
Pfizer, Inc.	1,909,351	70,435,958
PRA Health Sciences, Inc. *	6,800	315,384
Prestige Brands Holdings, Inc. *	16,300	872,050
Quintiles Transnational Holdings, Inc. *	29,500	2,290,380
Regeneron Pharmaceuticals, Inc. *	24,400	10,372,928
Seattle Genetics, Inc. *	33,600	1,614,816
The Medicines Co. *	21,500	840,865
Thermo Fisher Scientific, Inc.	123,798	19,664,074
Ultragenyx Pharmaceutical, Inc. *	10,900	689,752
United Therapeutics Corp. *	14,100	1,706,241
Vertex Pharmaceuticals, Inc. *	77,612	7,528,364
VWR Corp. *	27,000	845,640
Waters Corp. *	25,000	3,973,250
Zoetis, Inc.	144,700	7,303,009
		611,001,593
Real Estate 4.2%
Alexandria Real Estate Equities, Inc.	24,500	2,751,350
American Campus Communities, Inc.	44,400	2,400,708
American Capital Agency Corp.	108,300	2,121,597
American Homes 4 Rent, Class A	67,200	1,458,240
American Tower Corp.	133,189	15,419,291
Annaly Capital Management, Inc.	304,600	3,344,508
Apartment Investment & Management Co., Class A	49,418	2,271,745

6

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Apple Hospitality REIT, Inc.	46,300	943,131
AvalonBay Communities, Inc.	41,849	7,769,267
Boston Properties, Inc.	47,905	6,808,738
Brixmor Property Group, Inc.	53,700	1,525,080
Camden Property Trust	26,864	2,406,746
CBRE Group, Inc., Class A *	84,537	2,405,078
Columbia Property Trust, Inc.	35,400	860,220
Communications Sales & Leasing, Inc.	36,400	1,131,312
Corrections Corp. of America	38,004	1,218,028
Crown Castle International Corp.	104,627	10,151,958
CubeSmart	50,100	1,488,471
DCT Industrial Trust, Inc.	27,600	1,386,072
DDR Corp.	91,800	1,812,132
Digital Realty Trust, Inc.	45,100	4,711,146
Douglas Emmett, Inc.	47,600	1,810,704
Duke Realty Corp.	104,537	3,009,620
EPR Properties	17,000	1,428,340
Equinix, Inc.	21,262	7,927,962
Equity Commonwealth *	40,300	1,209,806
Equity LifeStyle Properties, Inc.	23,400	1,924,416
Equity One, Inc.	30,800	1,024,716
Equity Residential	111,372	7,572,182
Essex Property Trust, Inc.	20,929	4,894,874
Extra Space Storage, Inc.	40,600	3,492,412
Federal Realty Investment Trust	21,596	3,664,841
Forest City Realty Trust, Inc., Class A	61,800	1,461,570
Gaming & Leisure Properties, Inc.	57,300	2,053,059
General Growth Properties, Inc.	187,700	5,997,015
Gramercy Property Trust	124,300	1,241,757
HCP, Inc.	144,480	5,667,950
Healthcare Realty Trust, Inc.	28,600	1,034,176
Healthcare Trust of America, Inc., Class A	36,800	1,253,040
Highwoods Properties, Inc.	31,600	1,760,752
Hospitality Properties Trust	52,081	1,661,905
Host Hotels & Resorts, Inc.	240,139	4,260,066
Iron Mountain, Inc.	77,466	3,192,374
Jones Lang LaSalle, Inc.	14,800	1,620,156
Kilroy Realty Corp.	27,700	2,027,917
Kimco Realty Corp.	126,531	4,061,645
Lamar Advertising Co., Class A	26,170	1,775,896
Liberty Property Trust	46,304	1,916,060
Mid-America Apartment Communities, Inc.	23,900	2,533,878
National Retail Properties, Inc.	43,000	2,285,880
Omega Healthcare Investors, Inc.	51,900	1,790,550
Outfront Media, Inc.	42,000	977,340
Paramount Group, Inc.	48,500	855,055
Piedmont Office Realty Trust, Inc., Class A	72,100	1,581,874
Post Properties, Inc.	17,000	1,081,030
Prologis, Inc.	162,080	8,831,739
Public Storage	46,709	11,159,714
Realogy Holdings Corp. *	38,650	1,197,763
Realty Income Corp.	76,400	5,460,308
Regency Centers Corp.	30,582	2,597,329
Retail Properties of America, Inc., Class A	70,000	1,234,100
Senior Housing Properties Trust	69,500	1,543,595
Simon Property Group, Inc.	97,150	22,056,936
Security	Number of Shares	Value ($)
SL Green Realty Corp.	31,851	3,752,685
Sovran Self Storage, Inc.	12,700	1,300,099
Spirit Realty Capital, Inc.	146,700	2,005,389
Starwood Property Trust, Inc.	77,200	1,682,960
STORE Capital Corp.	39,500	1,232,005
Sun Communities, Inc.	23,200	1,836,280
Tanger Factory Outlet Centers, Inc.	30,900	1,289,766
Taubman Centers, Inc.	19,800	1,602,216
The Howard Hughes Corp. *	11,500	1,373,790
The Macerich Co.	40,745	3,636,084
Two Harbors Investment Corp.	117,200	1,025,500
UDR, Inc.	85,262	3,174,304
Ventas, Inc.	107,029	8,151,329
VEREIT, Inc.	268,200	2,966,292
Vornado Realty Trust	54,334	5,835,472
Weingarten Realty Investors	43,602	1,883,170
Welltower, Inc.	111,421	8,839,028
Weyerhaeuser Co.	243,126	7,955,083
WP Carey, Inc.	29,500	2,143,175
		280,201,747
Retailing 5.3%
Advance Auto Parts, Inc.	22,622	3,842,573
Amazon.com, Inc. *	121,041	91,847,121
American Eagle Outfitters, Inc.	54,400	974,848
AutoNation, Inc. *	26,166	1,395,956
AutoZone, Inc. *	9,533	7,759,576
Bed Bath & Beyond, Inc.	51,220	2,302,339
Best Buy Co., Inc.	85,826	2,883,754
Burlington Stores, Inc. *	26,100	1,996,911
CarMax, Inc. *	61,400	3,577,164
Dick's Sporting Goods, Inc.	26,700	1,369,443
Dollar General Corp.	93,200	8,829,768
Dollar Tree, Inc. *	71,418	6,876,839
Expedia, Inc.	36,404	4,246,527
Foot Locker, Inc.	40,809	2,433,033
GameStop Corp., Class A	31,900	987,305
Genuine Parts Co.	45,830	4,685,659
Kohl's Corp.	56,465	2,348,379
L Brands, Inc.	78,823	5,825,020
Liberty Interactive Corp., QVC Group, Class A *	147,708	3,960,052
Liberty Ventures, Series A *	44,681	1,684,921
LKQ Corp. *	99,600	3,425,244
Lowe's Cos., Inc.	288,436	23,732,514
Macy's, Inc.	93,676	3,356,411
Netflix, Inc. *	134,800	12,300,500
Nordstrom, Inc. (b)	41,600	1,839,968
O'Reilly Automotive, Inc. *	30,466	8,854,334
Penske Automotive Group, Inc.	15,300	606,186
Pool Corp.	13,000	1,329,640
Ross Stores, Inc.	127,624	7,890,992
Sally Beauty Holdings, Inc. *	50,000	1,466,500
Signet Jewelers Ltd.	24,300	2,136,213
Staples, Inc.	197,970	1,839,141
Target Corp.	190,562	14,355,035
The Gap, Inc.	72,255	1,863,456
The Home Depot, Inc.	392,035	54,194,918
The Michaels Cos., Inc. *	11,700	308,412
The Priceline Group, Inc. *	15,546	20,999,692
The TJX Cos., Inc.	207,290	16,939,739

    7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tiffany & Co.	33,573	2,166,130
Tractor Supply Co.	41,400	3,794,310
TripAdvisor, Inc. *	33,200	2,323,004
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	5,198,079
Urban Outfitters, Inc. *	27,996	837,080
Williams-Sonoma, Inc.	25,300	1,368,224
		352,952,910
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	95,674	6,106,871
Applied Materials, Inc.	354,889	9,330,032
Broadcom Ltd.	115,770	18,752,425
Cavium, Inc. *	15,000	700,050
Cree, Inc. *	25,000	715,000
Cypress Semiconductor Corp.	105,500	1,228,020
First Solar, Inc. *	15,800	737,544
Integrated Device Technology, Inc. *	47,100	1,035,729
Intel Corp.	1,472,780	51,341,111
KLA-Tencor Corp.	47,638	3,606,673
Lam Research Corp.	48,319	4,337,597
Linear Technology Corp.	77,466	4,647,185
Marvell Technology Group Ltd.	114,162	1,341,403
Maxim Integrated Products, Inc.	93,500	3,812,930
Microchip Technology, Inc.	68,648	3,819,575
Micron Technology, Inc. *	333,400	4,580,916
Microsemi Corp. *	35,700	1,392,300
NVIDIA Corp.	156,999	8,964,643
ON Semiconductor Corp. *	126,800	1,271,804
Qorvo, Inc. *	30,100	1,903,223
QUALCOMM, Inc.	468,578	29,323,611
Skyworks Solutions, Inc.	59,900	3,954,598
Synaptics, Inc. *	11,400	592,230
Teradyne, Inc.	62,600	1,236,350
Texas Instruments, Inc.	314,775	21,955,556
Xilinx, Inc.	78,605	4,015,143
		190,702,519
Software & Services 12.2%
Accenture plc, Class A	195,400	22,043,074
Activision Blizzard, Inc.	157,838	6,338,774
Adobe Systems, Inc. *	155,313	15,198,930
Akamai Technologies, Inc. *	55,509	2,804,870
Alliance Data Systems Corp. *	17,871	4,139,281
Alphabet, Inc., Class A *	91,788	72,635,516
Alphabet, Inc., Class C *	93,332	71,752,708
Amdocs Ltd.	46,200	2,696,232
ANSYS, Inc. *	27,400	2,448,464
Aspen Technology, Inc. *	24,400	1,022,116
Autodesk, Inc. *	69,872	4,153,890
Automatic Data Processing, Inc.	143,151	12,733,281
Blackbaud, Inc.	13,800	922,530
Booz Allen Hamilton Holding Corp.	38,600	1,191,968
Broadridge Financial Solutions, Inc.	36,400	2,463,552
CA, Inc.	88,681	3,072,797
Cadence Design Systems, Inc. *	92,587	2,226,717
CDK Global, Inc.	51,400	2,970,406
Citrix Systems, Inc. *	48,200	4,296,066
Cognizant Technology Solutions Corp., Class A *	191,832	11,028,422
Security	Number of Shares	Value ($)
CommerceHub, Inc., Series A *	4,468	63,000
CommerceHub, Inc., Series C *	8,936	125,107
Computer Sciences Corp.	42,331	2,024,692
CoreLogic, Inc. *	26,700	1,075,476
CoStar Group, Inc. *	10,600	2,203,740
CSRA, Inc.	42,331	1,139,551
DST Systems, Inc.	10,980	1,354,163
eBay, Inc. *	336,070	10,471,941
Electronic Arts, Inc. *	98,381	7,508,438
EPAM Systems, Inc. *	5,900	414,416
Euronet Worldwide, Inc. *	15,400	1,174,404
Facebook, Inc., Class A *	719,400	89,162,436
Fair Isaac Corp.	9,300	1,177,752
Fidelity National Information Services, Inc.	84,108	6,689,109
Fiserv, Inc. *	70,978	7,833,132
FleetCor Technologies, Inc. *	24,100	3,655,488
Fortinet, Inc. *	44,600	1,547,174
Gartner, Inc. *	26,400	2,646,600
Genpact Ltd. *	44,550	1,192,604
Global Payments, Inc.	47,099	3,516,411
Guidewire Software, Inc. *	21,100	1,297,017
IAC/InterActiveCorp	25,730	1,491,311
International Business Machines Corp.	277,840	44,626,661
Intuit, Inc.	82,344	9,139,361
j2 Global, Inc.	5,800	387,672
Jack Henry & Associates, Inc.	24,200	2,159,850
Leidos Holdings, Inc. (b)	19,500	975,195
LinkedIn Corp., Class A *	35,900	6,919,007
Manhattan Associates, Inc. *	24,200	1,404,810
MasterCard, Inc., Class A	305,410	29,087,248
MAXIMUS, Inc.	9,300	547,956
Microsoft Corp.	2,470,038	140,001,754
NetSuite, Inc. *	9,800	1,066,730
Nuance Communications, Inc. *	39,800	639,586
Oracle Corp.	988,410	40,564,346
Paychex, Inc.	102,528	6,077,860
PayPal Holdings, Inc. *	348,370	12,973,299
PTC, Inc. *	39,700	1,577,281
Red Hat, Inc. *	57,283	4,312,837
Sabre Corp.	65,300	1,903,495
salesforce.com, Inc. *	199,040	16,281,472
ServiceNow, Inc. *	45,800	3,431,336
Splunk, Inc. *	33,800	2,113,852
SS&C Technologies Holdings, Inc.	49,000	1,578,780
Symantec Corp.	196,689	4,018,356
Synopsys, Inc. *	48,700	2,637,592
Syntel, Inc. *	11,300	512,003
Take-Two Interactive Software, Inc. *	25,200	1,012,536
Teradata Corp. *	35,844	1,017,253
The Ultimate Software Group, Inc. *	8,900	1,860,990
The Western Union Co.	163,440	3,268,800
Total System Services, Inc.	55,100	2,805,692
Twitter, Inc. *	149,300	2,484,352
Tyler Technologies, Inc. *	9,300	1,516,086
Vantiv, Inc., Class A *	51,300	2,809,701
VeriSign, Inc. *	29,605	2,564,089
Visa, Inc., Class A	601,900	46,978,295
VMware, Inc., Class A *(b)	24,100	1,758,818
WEX, Inc. *	13,100	1,227,208
Workday, Inc., Class A *	30,700	2,558,538

8

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Xerox Corp.	293,045	3,018,364
Yahoo! Inc. *	274,179	10,470,896
		814,193,513
Technology Hardware & Equipment 5.0%
Amphenol Corp., Class A	92,240	5,490,125
Apple, Inc.	1,717,974	179,030,070
Arista Networks, Inc. *	10,800	769,716
ARRIS International plc *	55,100	1,500,924
Arrow Electronics, Inc. *	28,800	1,914,912
Avnet, Inc.	42,546	1,748,641
Brocade Communications Systems, Inc.	127,300	1,183,890
CDW Corp.	42,900	1,841,697
Cisco Systems, Inc.	1,571,015	47,963,088
Cognex Corp.	26,700	1,206,039
CommScope Holding Co., Inc. *	49,700	1,488,515
Corning, Inc.	345,763	7,682,854
EMC Corp.	610,124	17,254,307
F5 Networks, Inc. *	23,200	2,863,344
FEI Co.	12,500	1,330,250
FLIR Systems, Inc.	38,200	1,244,556
Harris Corp.	38,807	3,361,462
Hewlett Packard Enterprise Co.	538,668	11,322,801
HP, Inc.	541,668	7,588,769
Ingram Micro, Inc., Class A	43,351	1,484,338
IPG Photonics Corp. *	12,900	1,087,341
Jabil Circuit, Inc.	62,300	1,267,805
Juniper Networks, Inc.	110,994	2,518,454
Keysight Technologies, Inc. *	54,100	1,581,884
Motorola Solutions, Inc.	49,912	3,462,895
National Instruments Corp.	31,200	894,816
NCR Corp. *	38,744	1,277,390
NetApp, Inc.	88,200	2,324,070
NetScout Systems, Inc. *	30,300	847,794
Palo Alto Networks, Inc. *	22,300	2,918,847
Seagate Technology plc	92,137	2,951,148
SYNNEX Corp.	9,300	934,929
TE Connectivity Ltd.	119,000	7,173,320
Trimble Navigation Ltd. *	84,000	2,220,960
ViaSat, Inc. *	13,600	1,004,088
Western Digital Corp.	86,893	4,128,286
		334,864,325
Telecommunication Services 2.6%
AT&T, Inc.	1,934,941	83,763,596
CenturyLink, Inc.	168,111	5,285,410
Frontier Communications Corp.	138,406	719,711
Level 3 Communications, Inc. *	91,920	4,651,152
SBA Communications Corp., Class A *	38,300	4,404,500
Sprint Corp. *	150,000	921,000
T-Mobile US, Inc. *	90,900	4,212,306
Verizon Communications, Inc.	1,272,057	70,484,678
Zayo Group Holdings, Inc. *	12,900	365,070
		174,807,423
Transportation 2.0%
Alaska Air Group, Inc.	38,800	2,608,136
AMERCO	2,000	791,020
Security	Number of Shares	Value ($)
American Airlines Group, Inc.	151,900	5,392,450
Avis Budget Group, Inc. *	34,800	1,278,204
C.H. Robinson Worldwide, Inc.	43,348	3,017,888
CSX Corp.	294,626	8,346,755
Delta Air Lines, Inc.	244,400	9,470,500
Expeditors International of Washington, Inc.	59,698	2,950,872
FedEx Corp.	79,528	12,875,583
Genesee & Wyoming, Inc., Class A *	19,900	1,288,525
Hertz Global Holdings, Inc. *	7,000	340,760
JB Hunt Transport Services, Inc.	26,491	2,202,197
JetBlue Airways Corp. *	75,900	1,391,247
Kansas City Southern	33,100	3,181,241
Kirby Corp. *	18,900	1,029,861
Macquarie Infrastructure Corp.	23,100	1,770,615
Norfolk Southern Corp.	93,086	8,357,261
Old Dominion Freight Line, Inc. *	19,400	1,351,404
Ryder System, Inc.	16,964	1,117,928
Southwest Airlines Co.	201,388	7,453,370
Spirit Airlines, Inc. *	23,400	1,000,350
Union Pacific Corp.	263,024	24,474,383
United Continental Holdings, Inc. *	114,782	5,382,128
United Parcel Service, Inc., Class B	216,935	23,450,673
		130,523,351
Utilities 3.5%
AES Corp.	196,502	2,426,800
Alliant Energy Corp.	74,800	3,010,700
Ameren Corp.	78,585	4,120,997
American Electric Power Co., Inc.	153,071	10,607,820
American Water Works Co., Inc.	54,500	4,500,610
Aqua America, Inc.	58,917	2,040,885
Atmos Energy Corp.	30,718	2,450,989
Calpine Corp. *	60,000	824,400
CenterPoint Energy, Inc.	133,911	3,203,151
CMS Energy Corp.	85,733	3,873,417
Consolidated Edison, Inc.	89,906	7,199,673
Dominion Resources, Inc.	188,608	14,715,196
DTE Energy Co.	55,897	5,451,075
Duke Energy Corp.	213,295	18,255,919
Edison International	99,454	7,695,751
Entergy Corp.	57,362	4,668,693
Eversource Energy	101,312	5,925,739
Exelon Corp.	284,519	10,606,868
FirstEnergy Corp.	127,391	4,448,494
Great Plains Energy, Inc.	52,000	1,548,560
Hawaiian Electric Industries, Inc.	32,000	993,600
IDACORP, Inc.	19,800	1,600,830
ITC Holdings Corp.	44,800	2,072,000
MDU Resources Group, Inc.	64,217	1,544,419
National Fuel Gas Co.	28,047	1,584,936
New Jersey Resources Corp.	26,100	971,964
NextEra Energy, Inc.	145,308	18,641,563
NiSource, Inc.	95,880	2,460,281
NorthWestern Corp.	14,000	850,360
NRG Energy, Inc.	93,030	1,287,535
OGE Energy Corp.	66,760	2,147,669
ONE Gas, Inc.	16,000	1,039,360
PG&E Corp.	158,237	10,117,674
Piedmont Natural Gas Co., Inc.	25,300	1,512,940
Pinnacle West Capital Corp.	32,687	2,578,024

    9

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Portland General Electric Co.	27,200	1,187,824
PPL Corp.	211,761	7,985,507
Public Service Enterprise Group, Inc.	156,372	7,194,676
Questar Corp.	48,520	1,221,248
SCANA Corp.	44,531	3,337,153
Sempra Energy	73,678	8,243,095
Southwest Gas Corp.	14,200	1,100,500
Spire, Inc.	12,900	895,260
The Southern Co.	291,618	15,601,563
UGI Corp.	50,172	2,270,785
Vectren Corp.	22,800	1,179,444
WEC Energy Group, Inc.	96,477	6,262,322
Westar Energy, Inc.	48,700	2,706,259
WGL Holdings, Inc.	15,100	1,068,929
Xcel Energy, Inc.	160,409	7,054,788
		234,288,245
Total Common Stock
(Cost $1,968,602,685)		6,620,751,862

Other Investment Companies 0.8% of net assets
Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (c)	35,481,282	35,481,282
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	21,114,225	21,114,225
Total Other Investment Companies
(Cost $56,595,507)		56,595,507

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $2,036,273,007 and the unrealized appreciation and depreciation were $4,663,091,542 and ($22,017,180), respectively, with a net unrealized appreciation of $4,641,074,362.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,941,610.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	390	42,279,900	1,975,897

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,620,751,862	$—	$—	$6,620,751,862
Other Investment Companies[1]	56,595,507	—	—	56,595,507
Total	$6,677,347,369	$—	$—	$6,677,347,369
Other Financial Instruments
Futures Contracts[2]	$1,975,897	$—	$—	$1,975,897
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
10

Schwab Capital Trust
Schwab Small-Cap Index Fund®
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	1,995,949,513	2,652,362,439
0.0%	Rights	462,875	503,531
0.0%	Warrants	—	—
3.8%	Other Investment Company	102,109,797	102,109,797
0.9%	Short-Term Investment	23,593,560	23,593,560
104.0%	Total Investments	2,122,115,745	2,778,569,327
(4.0%)	Other Assets and Liabilities, Net		(107,102,487)
100.0%	Net Assets		2,671,466,840

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	114,100	1,986,481
Cooper Tire & Rubber Co.	85,699	2,827,210
Cooper-Standard Holding, Inc. *	22,600	1,989,930
Dana Holding Corp.	235,129	3,207,160
Dorman Products, Inc. *	40,500	2,579,850
Drew Industries, Inc.	37,000	3,389,570
Federal-Mogul Holdings Corp. *	44,553	393,848
Fox Factory Holding Corp. *	34,400	660,136
Gentherm, Inc. *	55,300	1,855,868
Horizon Global Corp. *	26,800	349,740
Metaldyne Performance Group, Inc.	19,300	306,677
Modine Manufacturing Co. *	73,100	701,760
Motorcar Parts of America, Inc. *	26,200	734,386
Spartan Motors, Inc.	51,800	439,782
Standard Motor Products, Inc.	32,000	1,342,080
Stoneridge, Inc. *	42,600	710,568
Strattec Security Corp.	5,100	227,460
Superior Industries International, Inc.	37,500	1,146,000
Tenneco, Inc. *	88,228	4,986,647
Tower International, Inc.	30,200	697,016
Unique Fabricating, Inc.	10,200	137,088
Winnebago Industries, Inc.	43,600	1,035,936
Workhorse Group, Inc. *(b)	18,500	121,545
		31,826,738
Banks 11.6%
1st Source Corp.	26,203	880,683
Access National Corp.	14,138	314,288
ACNB Corp. (b)	8,600	222,310
Security	Number of Shares	Value ($)
Allegiance Bancshares, Inc. *	17,100	431,946
American National Bankshares, Inc.	10,700	280,982
Ameris Bancorp	51,500	1,707,740
Ames National Corp.	15,500	420,825
Arrow Financial Corp.	19,218	607,097
Astoria Financial Corp.	138,600	2,033,262
Atlantic Capital Bancshares, Inc. *	26,200	388,546
Banc of California, Inc.	74,900	1,661,282
BancFirst Corp.	12,316	807,560
Banco Latinoamericano de Comercio Exterior, S.A., Class E	43,857	1,198,173
BancorpSouth, Inc.	138,600	3,301,452
Bank Mutual Corp.	71,800	548,552
Bank of Marin Bancorp	9,100	451,178
Bank of the Ozarks, Inc.	132,569	4,771,144
BankFinancial Corp.	28,200	344,040
Bankwell Financial Group, Inc.	7,700	169,477
Banner Corp.	44,257	1,847,287
Bar Harbor Bankshares	8,070	296,008
Bear State Financial, Inc.	31,000	295,740
Beneficial Bancorp, Inc.	113,011	1,532,429
Berkshire Hills Bancorp, Inc.	48,100	1,268,397
Blue Hills Bancorp, Inc.	43,900	625,575
BNC Bancorp	62,987	1,528,065
BofI Holding, Inc. *	95,880	1,612,702
Boston Private Financial Holdings, Inc.	127,100	1,540,452
Bridge Bancorp, Inc.	26,000	756,860
Brookline Bancorp, Inc.	105,522	1,201,896
Bryn Mawr Bank Corp.	27,200	797,776
BSB Bancorp, Inc. *	8,867	203,941
C&F Financial Corp.	4,700	214,743
Camden National Corp.	14,700	639,156
Capital Bank Financial Corp., Class A	32,100	959,469
Capital City Bank Group, Inc.	15,300	218,943
Capitol Federal Financial, Inc.	200,857	2,846,144
Cardinal Financial Corp.	48,200	1,241,632
Carolina Financial Corp.	15,600	298,428
Cascade Bancorp *	55,003	310,217
Cathay General Bancorp	115,726	3,469,465
CenterState Banks, Inc.	70,500	1,174,530
Central Pacific Financial Corp.	44,100	1,081,773
Central Valley Community Bancorp	13,500	201,825
Century Bancorp, Inc., Class A	4,700	205,202
Charter Financial Corp.	24,859	324,161
Chemical Financial Corp.	56,731	2,347,529
Chemung Financial Corp. (b)	4,500	142,380
Citizens & Northern Corp.	20,300	432,593
City Holding Co.	24,800	1,158,160
Clifton Bancorp, Inc.	38,861	582,138
CNB Financial Corp.	20,700	381,915
CoBiz Financial, Inc.	60,600	748,410
Codorus Valley Bancorp, Inc.	10,400	220,584
Columbia Banking System, Inc.	84,200	2,552,944

    1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Community Bank System, Inc.	63,822	2,816,465
Community Trust Bancorp, Inc.	25,180	875,760
CommunityOne Bancorp *	23,300	303,366
ConnectOne Bancorp, Inc.	46,340	783,609
County Bancorp, Inc.	7,500	156,150
CU Bancorp *	25,400	603,504
Customers Bancorp, Inc. *	41,850	1,077,219
CVB Financial Corp.	162,619	2,675,083
Dime Community Bancshares, Inc.	50,600	875,380
Eagle Bancorp, Inc. *	45,780	2,359,959
Enterprise Bancorp, Inc.	14,531	343,949
Enterprise Financial Services Corp.	32,400	931,824
Equity Bancshares, Inc., Class A *	5,500	124,245
ESSA Bancorp, Inc.	12,500	177,000
Essent Group Ltd. *	114,100	2,733,836
EverBank Financial Corp.	155,100	2,785,596
F.N.B. Corp.	306,526	3,662,986
Farmers Capital Bank Corp.	13,815	408,095
Farmers National Banc Corp.	36,500	348,575
FCB Financial Holdings, Inc., Class A *	43,569	1,523,608
Federal Agricultural Mortgage Corp., Class C	15,800	607,194
Fidelity Southern Corp.	28,448	489,590
Financial Institutions, Inc.	22,900	616,010
First Bancorp (North Carolina)	31,600	591,552
First BanCorp (Puerto Rico) *	187,700	861,543
First Bancorp, Inc.	18,296	403,427
First Busey Corp.	46,100	1,038,633
First Business Financial Services, Inc.	11,600	275,036
First Citizens BancShares, Inc., Class A	12,041	3,128,011
First Commonwealth Financial Corp.	144,929	1,398,565
First Community Bancshares, Inc.	24,600	564,078
First Community Financial Partners, Inc. *(b)	20,900	188,309
First Connecticut Bancorp, Inc.	23,900	384,790
First Defiance Financial Corp.	12,700	529,463
First Financial Bancorp	98,289	2,094,539
First Financial Bankshares, Inc.	98,762	3,374,697
First Financial Corp.	17,700	677,910
First Financial Northwest, Inc.	10,300	143,994
First Foundation, Inc. *	19,700	469,057
First Internet Bancorp	7,900	186,835
First Interstate BancSystem, Inc., Class A	28,833	837,310
First Merchants Corp.	60,900	1,595,580
First Mid-Illinois Bancshares, Inc.	8,500	214,115
First Midwest Bancorp, Inc.	121,763	2,273,315
First NBC Bank Holding Co. *	21,900	416,757
First Northwest Bancorp *	15,400	201,432
FirstMerit Corp.	258,432	5,486,511
Flagstar Bancorp, Inc. *	33,700	890,017
Flushing Financial Corp.	47,500	1,059,725
Franklin Financial Network, Inc. *	14,664	496,816
Fulton Financial Corp.	266,649	3,639,759
German American Bancorp, Inc.	20,700	703,800
Glacier Bancorp, Inc.	112,111	3,092,021
Great Southern Bancorp, Inc.	16,300	638,960
Great Western Bancorp, Inc.	89,717	2,975,913
Security	Number of Shares	Value ($)
Green Bancorp, Inc. *	29,200	285,576
Guaranty Bancorp	20,920	352,920
Hampton Roads Bankshares, Inc. *	74,100	151,905
Hancock Holding Co.	118,626	3,438,968
Hanmi Financial Corp.	51,600	1,265,232
Heartland Financial USA, Inc.	33,100	1,215,432
Heritage Commerce Corp.	39,500	413,960
Heritage Financial Corp.	45,545	795,216
Heritage Oaks Bancorp	27,600	224,664
Hilltop Holdings, Inc. *	114,813	2,500,627
Hingham Institution for Savings	2,496	326,976
Home Bancorp, Inc.	7,300	211,262
Home BancShares, Inc.	184,660	3,853,854
HomeStreet, Inc. *	34,122	760,921
HomeTrust Bancshares, Inc. *	29,400	540,372
Hope Bancorp, Inc.	122,500	1,882,825
Horizon Bancorp	19,900	547,648
IBERIABANK Corp.	62,275	3,890,319
Impac Mortgage Holdings, Inc. *(b)	12,642	219,339
Independent Bank Corp., Massachusetts	39,800	1,998,358
Independent Bank Corp., Michigan	33,600	516,768
Independent Bank Group, Inc.	17,200	726,872
International Bancshares Corp.	82,360	2,258,311
Investors Bancorp, Inc.	459,714	5,222,351
Kearny Financial Corp.	144,832	1,885,713
Lake Sunapee Bank Group	10,400	191,776
Lakeland Bancorp, Inc.	53,497	637,149
Lakeland Financial Corp.	26,000	1,335,100
LCNB Corp.	12,200	216,428
LegacyTexas Financial Group, Inc.	71,900	2,050,588
LendingTree, Inc. *(b)	10,000	1,009,800
Live Oak Bancshares, Inc.	30,100	394,611
Macatawa Bank Corp.	39,500	306,125
MainSource Financial Group, Inc.	33,544	747,025
MB Financial, Inc.	108,187	4,153,299
MBT Financial Corp.	27,100	243,629
Mercantile Bank Corp.	25,300	637,054
Merchants Bancshares, Inc.	9,946	316,084
Meridian Bancorp, Inc.	74,844	1,100,207
Meta Financial Group, Inc.	11,200	612,528
MGIC Investment Corp. *	516,445	3,713,240
Middleburg Financial Corp.	7,200	202,464
Midland States Bancorp, Inc. *	5,700	129,732
MidWestOne Financial Group, Inc.	11,300	327,135
MutualFirst Financial, Inc.	8,100	232,713
National Bank Holdings Corp., Class A	41,100	823,233
National Bankshares, Inc. (b)	9,300	323,733
National Commerce Corp. *	10,932	265,757
Nationstar Mortgage Holdings, Inc. *(b)	55,197	697,138
NBT Bancorp, Inc.	66,723	1,989,680
Nicolet Bankshares, Inc. *	10,000	363,600
NMI Holdings, Inc., Class A *	74,100	465,348
Northfield Bancorp, Inc.	72,186	1,077,737
Northrim BanCorp, Inc.	10,000	284,000
Northwest Bancshares, Inc.	139,109	2,074,115
OceanFirst Financial Corp.	27,200	512,992
Ocwen Financial Corp. *	157,909	315,818
OFG Bancorp	64,500	684,345
Old Line Bancshares, Inc.	12,300	235,422

2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Old National Bancorp	204,109	2,686,074
Old Second Bancorp, Inc.	41,624	314,261
Opus Bank	25,642	827,724
Oritani Financial Corp.	59,950	972,389
Orrstown Financial Services, Inc.	11,100	214,674
Pacific Continental Corp.	32,400	469,152
Pacific Mercantile Bancorp *	21,300	145,479
Pacific Premier Bancorp, Inc. *	39,200	946,680
Park National Corp.	20,653	1,848,857
Park Sterling Corp.	71,600	552,752
Peapack-Gladstone Financial Corp.	22,400	449,568
Penns Woods Bancorp, Inc.	7,100	300,685
PennyMac Financial Services, Inc., Class A *	18,200	229,502
People's Utah Bancorp	17,600	314,512
Peoples Bancorp, Inc.	28,000	628,600
Peoples Financial Services Corp. (b)	11,100	438,117
PHH Corp. *	83,463	1,219,394
Pinnacle Financial Partners, Inc.	65,520	3,479,767
Preferred Bank	19,800	646,866
Premier Financial Bancorp, Inc.	12,100	215,864
PrivateBancorp, Inc.	117,976	5,214,539
Prosperity Bancshares, Inc.	105,795	5,405,067
Provident Bancorp, Inc. *	8,700	138,591
Provident Financial Holdings, Inc.	7,600	148,124
Provident Financial Services, Inc.	94,451	1,903,188
QCR Holdings, Inc.	17,862	529,430
Radian Group, Inc.	328,840	4,242,036
Renasant Corp.	57,366	1,848,332
Republic Bancorp, Inc., Class A	16,100	479,941
Republic First Bancorp, Inc. *	52,500	230,475
S&T Bancorp, Inc.	52,581	1,340,290
Sandy Spring Bancorp, Inc.	37,500	1,119,000
Seacoast Banking Corp. of Florida *	44,520	710,984
ServisFirst Bancshares, Inc.	33,640	1,703,193
Shore Bancshares, Inc.	18,700	219,912
SI Financial Group, Inc.	13,600	181,832
Sierra Bancorp	15,900	284,292
Simmons First National Corp., Class A	46,784	2,149,725
South State Corp.	37,563	2,738,718
Southern First Bancshares, Inc. *	8,800	238,128
Southern Missouri Bancorp, Inc.	7,800	190,398
Southern National Bancorp of Virginia, Inc.	15,700	209,281
Southside Bancshares, Inc.	39,303	1,202,279
Southwest Bancorp, Inc.	32,600	633,092
State Bank Financial Corp.	56,700	1,240,596
Sterling Bancorp	190,905	3,224,385
Stock Yards Bancorp, Inc.	35,430	1,046,602
Stonegate Bank	18,600	589,434
Suffolk Bancorp	19,300	635,163
Summit Financial Group, Inc.	12,800	251,520
Sun Bancorp, Inc. *	17,780	379,425
Talmer Bancorp, Inc., Class A	87,899	1,847,637
Territorial Bancorp, Inc.	12,200	328,180
Texas Capital Bancshares, Inc. *	71,800	3,485,172
The Bancorp, Inc. *	52,100	276,130
The First of Long Island Corp.	19,500	591,825
Tompkins Financial Corp.	23,042	1,676,075
Security	Number of Shares	Value ($)
Towne Bank	86,456	1,984,165
TriCo Bancshares	34,700	902,894
TriState Capital Holdings, Inc. *	32,400	462,348
Triumph Bancorp, Inc. *	22,100	386,087
TrustCo Bank Corp.	147,155	975,638
Trustmark Corp.	105,477	2,752,950
UMB Financial Corp.	68,000	3,767,880
Umpqua Holdings Corp.	337,388	5,138,419
Union Bankshares Corp.	69,268	1,859,153
Union Bankshares, Inc. (b)	5,900	205,674
United Bankshares, Inc.	105,048	4,023,338
United Community Banks, Inc.	101,200	1,947,088
United Community Financial Corp.	71,100	472,104
United Financial Bancorp, Inc.	79,107	1,040,257
Univest Corp. of Pennsylvania	38,375	809,329
Valley National Bancorp	364,570	3,306,650
Veritex Holdings, Inc. *	12,700	220,599
Walker & Dunlop, Inc. *	42,145	997,572
Walter Investment Management Corp. *(b)	57,403	164,747
Washington Federal, Inc.	143,101	3,577,525
Washington Trust Bancorp, Inc.	24,100	914,836
WashingtonFirst Bankshares, Inc. (b)	12,000	288,000
Waterstone Financial, Inc.	45,557	714,334
Webster Financial Corp.	138,927	4,995,815
WesBanco, Inc.	54,458	1,683,841
West Bancorp, Inc.	20,800	395,200
Westamerica Bancorp (b)	38,600	1,815,744
Westfield Financial, Inc.	19,100	150,317
Wilshire Bancorp, Inc.	105,600	1,134,144
Wintrust Financial Corp.	79,366	4,190,525
WSFS Financial Corp.	46,100	1,622,259
Yadkin Financial Corp.	75,712	1,907,185
Your Community Bankshares, Inc.	7,300	271,633
		308,679,631
Capital Goods 8.7%
AAON, Inc.	61,487	1,628,176
AAR Corp.	50,920	1,230,227
Actuant Corp., Class A	91,423	2,171,296
Advanced Drainage Systems, Inc.	53,315	1,424,044
Aegion Corp. *	54,400	1,116,288
Aerojet Rocketdyne Holdings, Inc. *	92,100	1,737,006
Aerovironment, Inc. *	30,400	861,840
Aircastle Ltd.	75,000	1,666,500
Alamo Group, Inc.	15,800	1,060,654
Albany International Corp., Class A	42,900	1,815,957
Allied Motion Technologies, Inc.	7,974	180,372
Altra Industrial Motion Corp.	35,600	1,011,040
Ameresco, Inc., Class A *	27,700	137,115
American Railcar Industries, Inc. (b)	11,431	480,216
American Science & Engineering, Inc.	12,200	450,302
American Superconductor Corp. *	19,200	176,256
American Woodmark Corp. *	20,600	1,529,138
Apogee Enterprises, Inc.	46,500	2,173,875
Applied Industrial Technologies, Inc.	54,010	2,535,769
Argan, Inc.	19,900	917,987
Armstrong Flooring, Inc. *	35,700	711,501
Astec Industries, Inc.	30,895	1,862,351

    3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Astronics Corp. *	30,492	1,166,929
AZZ, Inc.	38,900	2,414,912
Babcock & Wilcox Enterprises, Inc. *	70,200	1,078,272
Barnes Group, Inc.	77,740	2,948,678
Beacon Roofing Supply, Inc. *	91,882	4,320,292
Blue Bird Corp. *(b)	7,000	98,630
BMC Stock Holdings, Inc. *	85,100	1,731,785
Briggs & Stratton Corp.	69,593	1,581,849
Builders FirstSource, Inc. *	129,800	1,673,122
Caesarstone Ltd. *	36,600	1,372,134
CAI International, Inc. *	24,500	210,210
Chart Industries, Inc. *	45,102	1,353,962
CIRCOR International, Inc.	26,300	1,497,522
CLARCOR, Inc.	72,765	4,530,349
Columbus McKinnon Corp.	30,600	507,654
Comfort Systems USA, Inc.	57,000	1,731,660
Continental Building Products, Inc. *	54,644	1,281,402
CSW Industrials, Inc. *(b)	21,700	736,281
Cubic Corp.	38,415	1,568,869
Curtiss-Wright Corp.	67,540	6,010,385
DigitalGlobe, Inc. *	99,427	2,680,552
Douglas Dynamics, Inc.	31,800	852,240
Ducommun, Inc. *	15,100	292,034
DXP Enterprises, Inc. *	18,300	304,512
Dycom Industries, Inc. *	47,757	4,491,546
Dynamic Materials Corp.	22,100	226,304
EMCOR Group, Inc.	92,297	5,140,943
Encore Wire Corp.	32,995	1,238,302
Energous Corp. *(b)	23,500	291,870
Energy Recovery, Inc. *(b)	53,600	573,520
EnerSys	67,874	4,231,944
Engility Holdings, Inc. *	28,234	819,915
EnPro Industries, Inc.	34,800	1,592,100
ESCO Technologies, Inc.	41,169	1,743,507
Esterline Technologies Corp. *	44,842	2,727,739
Federal Signal Corp.	94,400	1,241,360
Franklin Electric Co., Inc.	71,836	2,781,490
FreightCar America, Inc.	17,700	263,730
FuelCell Energy, Inc. *(b)	29,083	156,757
GATX Corp.	62,600	2,800,098
Gencor Industries, Inc. *	7,700	135,520
Generac Holdings, Inc. *	101,425	3,832,851
General Cable Corp.	72,476	1,067,571
Gibraltar Industries, Inc. *	50,000	1,764,000
Global Brass & Copper Holdings, Inc.	31,300	886,416
GMS, Inc. *	11,500	290,375
Graham Corp.	15,200	273,904
Granite Construction, Inc.	59,300	2,951,954
Great Lakes Dredge & Dock Corp. *	85,200	378,288
Griffon Corp.	48,800	836,432
H&E Equipment Services, Inc.	46,100	858,382
Hardinge, Inc.	18,000	181,800
Harsco Corp.	118,500	1,160,115
HC2 Holdings, Inc. *	52,000	239,200
Hillenbrand, Inc.	91,500	2,960,025
Hurco Cos., Inc.	8,600	229,018
Hyster-Yale Materials Handling, Inc.	15,554	992,190
IES Holdings, Inc. *	12,900	200,595
Security	Number of Shares	Value ($)
Insteel Industries, Inc.	28,500	991,515
John Bean Technologies Corp.	45,033	3,013,608
Joy Global, Inc.	152,400	4,210,812
Kadant, Inc.	16,500	906,510
Kaman Corp.	37,055	1,599,294
Kennametal, Inc.	121,500	3,020,490
KLX, Inc. *	79,794	2,577,346
Kratos Defense & Security Solutions, Inc. *	62,600	276,066
Lawson Products, Inc. *	8,000	131,200
Layne Christensen Co. *	30,400	243,200
Lindsay Corp. (b)	15,866	1,113,158
LSI Industries, Inc.	34,500	378,120
Lydall, Inc. *	26,600	1,188,488
Masonite International Corp. *	46,400	3,240,112
MasTec, Inc. *	99,973	2,444,340
Mercury Systems, Inc. *	59,901	1,552,634
Meritor, Inc. *	141,038	1,181,898
Milacron Holdings Corp. *	24,000	413,280
Miller Industries, Inc.	15,800	339,068
Moog, Inc., Class A *	49,657	2,734,611
MRC Global, Inc. *	145,978	1,931,289
Mueller Industries, Inc.	86,669	2,950,213
Mueller Water Products, Inc., Class A	255,200	3,026,672
MYR Group, Inc. *	27,700	683,359
National Presto Industries, Inc.	7,100	635,734
Navistar International Corp. *	81,807	1,048,766
NCI Building Systems, Inc. *	41,200	668,264
Neff Corp., Class A *	22,700	221,779
NN, Inc.	39,117	659,904
Nortek, Inc. *	14,128	1,227,441
NOW, Inc. *	165,100	3,022,981
NV5 Global, Inc. *	13,100	421,427
Omega Flex, Inc.	5,672	193,472
Orion Group Holdings, Inc. *	36,200	204,530
Patrick Industries, Inc. *	22,900	1,478,424
PGT, Inc. *	76,600	919,200
Plug Power, Inc. *(b)	243,700	436,223
Ply Gem Holdings, Inc. *	32,400	497,664
Powell Industries, Inc.	13,000	478,920
Power Solutions International, Inc. *	7,000	123,130
Preformed Line Products Co.	3,300	161,271
Primoris Services Corp.	62,900	1,135,345
Proto Labs, Inc. *	37,900	2,086,016
Quanex Building Products Corp.	53,204	1,063,548
Raven Industries, Inc.	56,600	1,175,016
RBC Bearings, Inc. *	36,800	2,797,904
Rexnord Corp. *	129,050	2,747,474
Rush Enterprises, Inc., Class A *	45,387	1,042,993
Rush Enterprises, Inc., Class B *	5,900	137,647
Simpson Manufacturing Co., Inc.	64,094	2,615,035
SiteOne Landscape Supply, Inc. *	18,300	710,772
Sparton Corp. *	14,600	303,826
SPX Corp. *	64,200	971,988
SPX FLOW, Inc. *	54,200	1,478,576
Standex International Corp.	19,900	1,767,120
Sun Hydraulics Corp.	32,050	967,910
Sunrun, Inc. *(b)	97,700	506,086
Supreme Industries, Inc., Class A	20,100	337,680
TASER International, Inc. *	82,500	2,389,200
Teledyne Technologies, Inc. *	54,026	5,672,730

4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tennant Co.	28,576	1,831,150
Textainer Group Holdings Ltd. (b)	36,731	436,364
The ExOne Co. *(b)	14,600	148,628
The Gorman-Rupp Co.	29,031	786,450
The Greenbrier Cos., Inc. (b)	40,601	1,332,931
The KEYW Holding Corp. *	60,000	614,400
The Manitowoc Co., Inc.	195,300	1,087,821
Thermon Group Holdings, Inc. *	46,800	944,424
Titan International, Inc.	64,600	427,006
Titan Machinery, Inc. *	23,200	260,072
Trex Co., Inc. *	45,578	2,210,533
TriMas Corp. *	73,700	1,317,019
Triton International Ltd.	50,300	844,537
Triumph Group, Inc.	76,300	2,352,329
Tutor Perini Corp. *	55,030	1,382,354
Univar, Inc. *	61,700	1,129,727
Universal Forest Products, Inc.	30,562	3,304,363
Vectrus, Inc. *	13,547	421,989
Veritiv Corp. *	13,476	568,957
Vicor Corp. *	26,200	277,720
Wabash National Corp. *	101,900	1,475,512
Watts Water Technologies, Inc., Class A	42,811	2,647,860
Willis Lease Finance Corp. *	6,500	175,500
Woodward, Inc.	82,058	4,803,675
		231,616,506
Commercial & Professional Supplies 3.7%
ABM Industries, Inc.	86,509	3,219,000
Acacia Research Corp.	72,500	392,225
ACCO Brands Corp. *	170,185	1,912,879
Aqua Metals, Inc. *(b)	17,400	161,994
ARC Document Solutions, Inc. *	64,500	254,130
Barrett Business Services, Inc.	10,200	438,396
Brady Corp., Class A	73,029	2,347,152
Casella Waste Systems, Inc., Class A *	57,800	541,008
CBIZ, Inc. *	76,500	826,965
CEB, Inc.	48,953	2,939,138
CECO Environmental Corp.	50,352	465,756
CRA International, Inc. *	14,500	400,490
Deluxe Corp.	73,272	4,952,454
Ennis, Inc.	38,200	661,624
Essendant, Inc.	57,734	1,156,989
Exponent, Inc.	40,800	2,073,048
Franklin Covey Co. *	17,900	293,918
FTI Consulting, Inc. *	64,200	2,750,328
G&K Services, Inc., Class A	27,430	2,200,160
GP Strategies Corp. *	20,376	427,081
Healthcare Services Group, Inc.	108,952	4,228,427
Heidrick & Struggles International, Inc.	29,800	579,908
Heritage-Crystal Clean, Inc. *	16,900	213,109
Herman Miller, Inc.	93,600	3,067,272
Hill International, Inc. *	75,500	314,835
HNI Corp.	69,189	3,606,823
Huron Consulting Group, Inc. *	35,052	2,154,646
ICF International, Inc. *	27,800	1,150,364
IDI, Inc. *(b)	24,100	124,838
InnerWorkings, Inc. *	60,300	513,153
Insperity, Inc.	24,626	1,932,895
Security	Number of Shares	Value ($)
Interface, Inc.	104,500	1,866,370
Kelly Services, Inc., Class A	47,323	968,702
Kforce, Inc.	39,800	710,828
Kimball International, Inc., Class B	58,299	664,026
Knoll, Inc.	73,803	1,863,526
Korn/Ferry International	86,761	1,996,371
Matthews International Corp., Class A	50,559	3,039,102
McGrath RentCorp	38,235	1,218,549
Mistras Group, Inc. *	26,414	661,935
Mobile Mini, Inc.	67,768	2,203,138
MSA Safety, Inc.	44,989	2,513,985
Multi-Color Corp.	20,400	1,317,432
Navigant Consulting, Inc. *	61,348	1,209,169
On Assignment, Inc. *	79,539	2,938,966
Quad Graphics, Inc.	41,700	1,057,512
Resources Connection, Inc.	61,350	914,115
RPX Corp. *	62,800	632,396
SP Plus Corp. *	26,500	636,795
Steelcase, Inc., Class A	126,942	1,840,659
Team, Inc. *	46,613	1,286,985
Tetra Tech, Inc.	92,661	3,051,327
The Advisory Board Co. *	65,638	2,741,043
The Brink's Co.	69,500	2,280,990
TRC Cos., Inc. *	27,863	195,598
TriNet Group, Inc. *	66,046	1,432,538
TrueBlue, Inc. *	66,476	1,484,409
UniFirst Corp.	22,606	2,642,189
US Ecology, Inc.	34,000	1,540,200
Viad Corp.	30,396	1,058,389
VSE Corp.	7,400	470,344
WageWorks, Inc. *	54,600	3,374,826
West Corp.	68,258	1,509,184
		97,622,603
Consumer Durables & Apparel 2.6%
Arctic Cat, Inc.	18,800	293,468
Bassett Furniture Industries, Inc.	14,909	385,099
Beazer Homes USA, Inc. *	47,640	456,868
Callaway Golf Co.	139,869	1,496,598
Cavco Industries, Inc. *	13,000	1,291,940
Century Communities, Inc. *	20,152	356,690
Columbia Sportswear Co.	42,300	2,421,675
Crocs, Inc. *	115,400	1,307,482
CSS Industries, Inc.	13,400	352,554
Culp, Inc.	16,000	456,480
Deckers Outdoor Corp. *	51,571	3,404,202
Delta Apparel, Inc. *	11,000	262,790
Escalade, Inc.	14,500	155,585
Ethan Allen Interiors, Inc.	38,179	1,325,957
Flexsteel Industries, Inc.	10,100	415,110
Fossil Group, Inc. *	64,400	2,035,040
G-III Apparel Group Ltd. *	66,310	2,654,389
GoPro, Inc., Class A *(b)	155,800	1,969,312
Green Brick Partners, Inc. *	35,840	253,030
Helen of Troy Ltd. *	42,583	4,241,693
Hooker Furniture Corp.	18,434	426,378
Hovnanian Enterprises, Inc., Class A *(b)	161,300	296,792
Iconix Brand Group, Inc. *	70,800	509,760
Installed Building Products, Inc. *	30,971	1,109,691

    5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
iRobot Corp. *	41,945	1,590,554
JAKKS Pacific, Inc. *(b)	36,400	335,608
Johnson Outdoors, Inc., Class A	8,500	258,825
KB Home	125,700	1,973,490
La-Z-Boy, Inc.	78,200	2,363,204
LGI Homes, Inc. *(b)	25,200	865,116
Libbey, Inc.	34,479	644,412
Lifetime Brands, Inc.	12,400	166,036
M.D.C. Holdings, Inc.	58,293	1,534,272
M/I Homes, Inc. *	41,000	924,550
Malibu Boats, Inc., Class A *	25,461	347,288
Marine Products Corp.	13,700	125,081
MCBC Holdings, Inc.	15,200	174,496
Meritage Homes Corp. *	59,985	2,182,854
Movado Group, Inc.	23,100	521,829
NACCO Industries, Inc., Class A	5,477	308,191
Nautilus, Inc. *	50,200	945,768
Oxford Industries, Inc.	22,296	1,274,885
Performance Sports Group Ltd. *(b)	68,769	229,001
Perry Ellis International, Inc. *	16,800	359,856
Sequential Brands Group, Inc. *(b)	60,752	493,914
Smith & Wesson Holding Corp. *	80,800	2,379,560
Steven Madden Ltd. *	94,376	3,305,048
Sturm, Ruger & Co., Inc.	29,200	1,985,600
Superior Uniform Group, Inc.	9,527	153,099
Taylor Morrison Home Corp., Class A *	50,000	812,500
The New Home Co., Inc. *	16,049	158,083
TopBuild Corp. *	59,200	2,235,392
TRI Pointe Group, Inc. *	233,500	3,140,575
Tumi Holdings, Inc. *	83,300	2,228,275
UCP, Inc., Class A *	12,900	108,360
Unifi, Inc. *	21,300	575,739
Universal Electronics, Inc. *	22,200	1,716,948
Vera Bradley, Inc. *	31,500	458,640
Vince Holding Corp. *	22,014	110,070
WCI Communities, Inc. *	32,500	546,975
William Lyon Homes, Class A *	39,800	690,530
Wolverine World Wide, Inc.	157,147	3,848,530
ZAGG, Inc. *	39,621	250,801
		70,202,538
Consumer Services 4.1%
American Public Education, Inc. *	25,200	721,728
Apollo Education Group, Inc. *	131,226	1,179,722
Ascent Capital Group, Inc., Class A *	19,700	335,294
Belmond Ltd., Class A *	132,400	1,521,276
Biglari Holdings, Inc. *	1,710	709,838
BJ's Restaurants, Inc. *	33,000	1,281,720
Bloomin' Brands, Inc.	169,513	3,047,844
Bob Evans Farms, Inc.	29,946	1,101,414
Bojangles', Inc. *	9,950	172,931
Boyd Gaming Corp. *	123,500	2,421,835
Bridgepoint Education, Inc. *	21,200	151,156
Bright Horizons Family Solutions, Inc. *	64,121	4,300,595
Buffalo Wild Wings, Inc. *	29,279	4,917,701
Caesars Acquisition Co., Class A *	67,100	721,996
Caesars Entertainment Corp. *(b)	87,400	603,060
Security	Number of Shares	Value ($)
Cambium Learning Group, Inc. *	18,000	87,120
Capella Education Co.	18,500	1,107,595
Career Education Corp. *	109,600	757,336
Carriage Services, Inc.	21,800	529,958
Carrols Restaurant Group, Inc. *	51,700	626,087
Century Casinos, Inc. *	32,600	207,988
Chegg, Inc. *(b)	125,300	675,367
Churchill Downs, Inc.	20,514	2,690,001
Chuy's Holdings, Inc. *	23,500	792,420
ClubCorp Holdings, Inc.	99,111	1,437,109
Collectors Universe, Inc.	10,100	217,251
Cracker Barrel Old Country Store, Inc. (b)	29,616	4,661,855
Dave & Buster's Entertainment, Inc. *	58,268	2,592,926
Del Frisco's Restaurant Group, Inc. *	34,700	517,724
Del Taco Restaurants, Inc. *	35,200	369,952
Denny's Corp. *	118,900	1,326,924
DeVry Education Group, Inc.	101,084	2,251,141
Diamond Resorts International, Inc. *	55,098	1,662,858
DineEquity, Inc.	26,297	2,139,787
El Pollo Loco Holdings, Inc. *	31,000	407,960
Eldorado Resorts, Inc. *	38,509	556,455
Empire Resorts, Inc. *(b)	4,421	68,437
Fiesta Restaurant Group, Inc. *	42,500	949,450
Fogo De Chao, Inc. *	4,700	64,061
Golden Entertainment, Inc.	15,300	208,233
Grand Canyon Education, Inc. *	72,675	3,056,710
Houghton Mifflin Harcourt Co. *	188,494	3,194,973
International Speedway Corp., Class A	43,500	1,468,995
Interval Leisure Group, Inc.	173,900	3,126,722
Intrawest Resorts Holdings, Inc. *	31,900	463,826
Isle of Capri Casinos, Inc. *	37,100	694,883
J Alexander's Holdings, Inc. *	21,043	201,382
Jack in the Box, Inc.	51,508	4,552,792
Jamba, Inc. *(b)	20,260	218,808
K12, Inc. *	49,849	617,131
Kona Grill, Inc. *	17,119	213,988
La Quinta Holdings, Inc. *	133,502	1,651,420
Liberty Tax, Inc.	11,700	162,162
LifeLock, Inc. *	131,767	2,204,462
Lindblad Expeditions Holdings, Inc. *	22,700	225,638
Luby's, Inc. *	27,700	128,528
Marriott Vacations Worldwide Corp.	35,885	2,738,025
Monarch Casino & Resort, Inc. *	17,800	415,274
Nathan's Famous, Inc. *	4,700	228,279
Noodles & Co. *(b)	15,900	117,501
Papa John's International, Inc.	42,211	3,121,503
Penn National Gaming, Inc. *	117,300	1,761,846
Pinnacle Entertainment, Inc. *	89,247	974,577
Planet Fitness, Inc., Class A *	28,200	578,100
Popeyes Louisiana Kitchen, Inc. *	33,400	1,913,152
Potbelly Corp. *	34,100	444,323
Red Lion Hotels Corp. *	22,200	176,268
Red Robin Gourmet Burgers, Inc. *	21,700	1,049,412
Red Rock Resorts, Inc., Class A *	45,300	1,042,353
Regis Corp. *	58,100	780,864
Ruby Tuesday, Inc. *	87,200	352,288

6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ruth's Hospitality Group, Inc.	56,600	903,902
Scientific Games Corp., Class A *	77,100	821,500
SeaWorld Entertainment, Inc.	103,823	1,598,874
Shake Shack, Inc., Class A *(b)	24,200	968,242
Sonic Corp.	73,401	1,975,221
Sotheby's (b)	80,300	2,600,917
Speedway Motorsports, Inc.	15,784	278,903
Strayer Education, Inc. *	16,400	749,808
Texas Roadhouse, Inc.	102,596	4,844,583
The Cheesecake Factory, Inc.	71,067	3,676,296
The Habit Restaurants, Inc., Class A *	16,111	261,643
The Marcus Corp.	27,300	604,695
Weight Watchers International, Inc. *(b)	40,600	484,358
Wingstop, Inc.	24,300	631,800
Zoe's Kitchen, Inc. *	30,502	1,084,041
		109,455,073
Diversified Financials 1.9%
Arlington Asset Investment Corp., Class A (b)	33,300	463,869
Associated Capital Group, Inc., Class A	9,700	289,933
B. Riley Financial, Inc.	13,500	122,580
BBX Capital Corp., Class A *	2,100	40,614
BGC Partners, Inc., Class A	326,100	2,892,507
Calamos Asset Management, Inc., Class A	24,400	169,824
Cash America International, Inc.	36,770	1,575,595
Cohen & Steers, Inc.	31,528	1,358,857
Cowen Group, Inc., Class A *	135,900	424,008
Diamond Hill Investment Group, Inc.	4,700	897,653
Encore Capital Group, Inc. *(b)	37,400	912,934
Enova International, Inc. *	44,836	407,559
Evercore Partners, Inc., Class A	58,900	2,984,463
EZCORP, Inc., Class A *	77,400	701,244
FBR & Co.	8,200	123,574
Financial Engines, Inc.	78,900	2,082,171
First Cash Financial Services, Inc.	42,341	2,172,517
FNFV Group *	109,836	1,310,343
GAIN Capital Holdings, Inc.	50,700	340,704
GAMCO Investors, Inc., Class A	9,700	331,158
Green Dot Corp., Class A *	69,341	1,678,052
Greenhill & Co., Inc.	48,029	952,415
Hennessy Advisors, Inc.	4,400	152,680
Houlihan Lokey, Inc.	20,100	460,893
INTL. FCStone, Inc. *	25,100	731,414
Investment Technology Group, Inc.	50,565	844,436
Janus Capital Group, Inc.	228,253	3,446,620
KCG Holdings, Inc., Class A *	77,581	1,173,801
Ladenburg Thalmann Financial Services, Inc. *	142,600	347,944
LendingClub Corp. *	506,900	2,341,878
Manning & Napier, Inc.	22,200	172,938
Marlin Business Services Corp.	11,600	212,976
Medley Management, Inc., Class A (b)	14,400	108,144
Moelis & Co., Class A	25,024	622,847
Nelnet, Inc., Class A	29,800	1,204,218
Security	Number of Shares	Value ($)
NewStar Financial, Inc. *	36,500	373,030
OM Asset Management plc	59,100	827,400
On Deck Capital, Inc. *(b)	74,200	385,840
Oppenheimer Holdings, Inc., Class A	13,800	217,212
PICO Holdings, Inc. *	39,800	401,184
Piper Jaffray Cos. *	23,729	980,957
PJT Partners, Inc., Class A (b)	26,900	686,757
PRA Group, Inc. *	72,581	2,022,107
Pzena Investment Management, Inc., Class A	13,700	107,682
Regional Management Corp. *	15,700	295,160
Resource America, Inc., Class A	18,000	175,320
Safeguard Scientifics, Inc. *	36,500	471,580
Silvercrest Asset Management Group, Inc., Class A	9,800	119,070
Stifel Financial Corp. *	102,310	3,616,658
Tiptree Financial, Inc., Class A	55,800	291,276
Virtu Financial, Inc., Class A	38,271	658,261
Virtus Investment Partners, Inc. (b)	10,500	885,045
Waddell & Reed Financial, Inc., Class A	120,900	2,207,634
Westwood Holdings Group, Inc.	11,500	616,630
WisdomTree Investments, Inc. (b)	174,900	1,738,506
World Acceptance Corp. *	8,900	386,794
		51,517,466
Energy 2.8%
Abraxas Petroleum Corp. *	129,000	149,640
Adams Resources & Energy, Inc.	2,900	87,783
Alon USA Energy, Inc.	48,900	345,723
Archrock, Inc.	107,428	957,183
Ardmore Shipping Corp.	26,500	186,295
Atwood Oceanics, Inc.	90,921	971,036
Bill Barrett Corp. *	75,298	449,529
Bristow Group, Inc.	56,862	614,678
California Resources Corp.	49,100	503,766
Callon Petroleum Co. *	189,100	2,153,849
CARBO Ceramics, Inc. (b)	29,300	413,130
Carrizo Oil & Gas, Inc. *	88,611	2,906,441
Clayton Williams Energy, Inc. *(b)	8,600	324,306
Clean Energy Fuels Corp. *	138,838	415,126
Cobalt International Energy, Inc. *	634,300	945,107
Contango Oil & Gas Co. *	25,520	235,550
CVR Energy, Inc. (b)	24,500	362,600
Dawson Geophysical Co. *	32,400	241,380
Delek US Holdings, Inc.	89,187	1,116,621
Denbury Resources, Inc.	544,100	1,577,890
DHT Holdings, Inc.	135,900	633,294
Dorian LPG Ltd. *	42,703	263,477
Eclipse Resources Corp. *	68,600	216,090
EP Energy Corp., Class A *(b)	60,500	252,285
Era Group, Inc. *	28,700	251,986
Evolution Petroleum Corp.	30,500	166,225
EXCO Resources, Inc. *(b)	222,774	307,428
Exterran Corp. *	53,714	683,242
Fairmount Santrol Holdings, Inc. *(b)	107,353	735,368
Forum Energy Technologies, Inc. *	94,955	1,550,615
Frontline Ltd. (b)	100,863	800,852
GasLog Ltd.	61,800	826,266

    7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Gener8 Maritime, Inc. *	60,600	322,392
Geospace Technologies Corp. *	19,800	326,700
Golar LNG Ltd.	137,500	2,332,000
Green Plains, Inc.	55,100	1,249,668
Helix Energy Solutions Group, Inc. *	161,307	1,280,778
Hornbeck Offshore Services, Inc. *	54,245	432,875
Independence Contract Drilling, Inc. *	46,000	231,380
Isramco, Inc. *	1,400	110,740
Jones Energy, Inc., Class A *	39,239	145,184
Matador Resources Co. *	129,562	2,732,463
Matrix Service Co. *	39,700	657,829
McDermott International, Inc. *	382,385	1,980,754
Natural Gas Services Group, Inc. *	20,500	514,755
Navios Maritime Acquisition Corp.	120,600	184,518
Newpark Resources, Inc. *	126,710	800,807
Nordic American Tankers Ltd. (b)	134,100	1,649,430
Northern Oil & Gas, Inc. *(b)	77,600	307,296
Oasis Petroleum, Inc. *	271,413	2,062,739
Oil States International, Inc. *	77,800	2,405,576
Overseas Shipholding Group, Inc., Class A	55,200	706,008
Pacific Ethanol, Inc. *	54,600	372,918
Panhandle Oil & Gas, Inc., Class A	24,200	395,912
Par Pacific Holdings, Inc. *	43,638	654,570
Parker Drilling Co. *	181,265	375,219
PDC Energy, Inc. *	70,303	3,850,495
PHI, Inc. - Non Voting Shares *	19,572	378,131
Pioneer Energy Services Corp. *	91,500	288,225
Renewable Energy Group, Inc. *	64,600	629,850
REX American Resources Corp. *	8,500	559,300
RigNet, Inc. *	16,900	201,955
Ring Energy, Inc. *	56,200	446,228
RSP Permian, Inc. *	121,749	4,376,877
Sanchez Energy Corp. *	91,353	579,178
Scorpio Tankers, Inc.	268,102	1,276,165
SEACOR Holdings, Inc. *	25,700	1,452,564
Seadrill Ltd. *(b)	586,200	1,741,014
SemGroup Corp., Class A	80,465	2,330,266
Ship Finance International Ltd. (b)	93,500	1,411,850
Synergy Resources Corp. *	276,312	1,798,791
Teekay Corp. (b)	69,000	427,800
Teekay Tankers Ltd., Class A	181,000	533,950
Tesco Corp.	59,700	394,617
TETRA Technologies, Inc. *	118,074	709,625
Tidewater, Inc. (b)	69,195	295,463
Unit Corp. *	80,078	1,000,975
US Silica Holdings, Inc.	96,700	3,333,249
W&T Offshore, Inc. *	49,000	97,510
Western Refining, Inc.	108,142	2,254,761
Westmoreland Coal Co. *	27,052	258,347
Willbros Group, Inc. *	69,500	142,475
		74,646,933
Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	21,231	824,400
Natural Grocers by Vitamin Cottage, Inc. *	12,600	172,494
Performance Food Group Co. *	57,600	1,580,544
PriceSmart, Inc.	29,500	2,297,460
Security	Number of Shares	Value ($)
Smart & Final Stores, Inc. *	37,600	518,504
SpartanNash, Co.	57,833	1,821,739
SUPERVALU, Inc. *	398,636	1,945,344
The Andersons, Inc.	43,223	1,598,387
The Chefs' Warehouse, Inc. *	28,300	457,045
United Natural Foods, Inc. *	76,082	3,802,578
Village Super Market, Inc., Class A	11,600	367,024
Weis Markets, Inc.	15,800	816,386
		16,201,905
Food, Beverage & Tobacco 1.8%
Alico, Inc.	4,700	139,026
Alliance One International, Inc. *	13,400	231,820
Amplify Snack Brands, Inc. *	45,700	651,682
B&G Foods, Inc.	94,857	4,893,673
Cal-Maine Foods, Inc. (b)	47,616	1,995,110
Calavo Growers, Inc.	23,588	1,551,619
Coca-Cola Bottling Co. Consolidated	7,500	1,068,075
Craft Brew Alliance, Inc. *	13,900	163,186
Darling Ingredients, Inc. *	248,500	3,921,330
Dean Foods Co.	143,200	2,643,472
Farmer Brothers Co. *	13,700	420,179
Fresh Del Monte Produce, Inc.	47,461	2,698,158
Freshpet, Inc. *(b)	34,850	304,589
Inventure Foods, Inc. *	29,000	249,980
J&J Snack Foods Corp.	22,781	2,770,397
John B. Sanfilippo & Son, Inc.	13,100	611,377
Lancaster Colony Corp.	28,656	3,724,134
Landec Corp. *	44,654	513,521
Lifeway Foods, Inc. *	10,100	100,899
Limoneira Co. (b)	17,600	311,344
MGP Ingredients, Inc.	19,647	844,821
National Beverage Corp. *	18,601	1,066,953
Omega Protein Corp. *	33,400	752,168
Primo Water Corp. *	33,600	402,528
Sanderson Farms, Inc.	31,143	2,727,815
Seaboard Corp. *	420	1,230,600
Seneca Foods Corp., Class A *	12,400	485,708
Snyder's-Lance, Inc.	123,510	4,231,453
The Boston Beer Co., Inc., Class A *	14,200	2,596,896
Tootsie Roll Industries, Inc. (b)	29,253	1,086,164
Turning Point Brands, Inc. *	9,200	102,580
Universal Corp.	34,724	2,059,480
Vector Group Ltd.	128,922	2,847,887
		49,398,624
Health Care Equipment & Services 6.1%
AAC Holdings, Inc. *(b)	11,800	267,506
Abaxis, Inc.	34,300	1,696,478
Accuray, Inc. *	112,000	613,760
Aceto Corp.	46,000	1,182,660
Addus HomeCare Corp. *	12,500	235,750
Adeptus Health, Inc., Class A *(b)	19,100	851,287
Air Methods Corp. *	54,300	1,807,647
Almost Family, Inc. *	11,000	437,690
Amedisys, Inc. *	43,900	2,350,845
American Renal Associates Holdings, Inc. *	13,500	321,975

8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AMN Healthcare Services, Inc. *	71,400	3,020,220
Analogic Corp.	19,654	1,651,329
AngioDynamics, Inc. *	41,100	681,849
Anika Therapeutics, Inc. *	21,900	1,093,248
AtriCure, Inc. *	46,100	700,259
Atrion Corp.	2,300	1,096,640
Avinger, Inc. *(b)	17,500	86,450
AxoGen, Inc. *	38,300	257,376
BioScrip, Inc. *	170,400	436,224
BioTelemetry, Inc. *	38,700	736,074
Cantel Medical Corp.	55,045	3,685,263
Capital Senior Living Corp. *	44,800	872,704
Cardiovascular Systems, Inc. *	45,900	900,099
Castlight Health, Inc., Class B *	45,673	170,360
Cerus Corp. *(b)	160,500	1,186,095
Chemed Corp.	26,398	3,884,202
Civitas Solutions, Inc. *	23,800	510,034
Community Health Systems, Inc. *	169,800	2,168,346
Computer Programs & Systems, Inc.	17,500	693,700
ConforMIS, Inc. *	56,000	390,320
CONMED Corp.	43,000	1,747,520
Corindus Vascular Robotics, Inc. *	84,000	120,120
CorVel Corp. *	14,500	655,400
Cotiviti Holdings, Inc. *	19,000	458,660
Cross Country Healthcare, Inc. *	49,215	719,523
CryoLife, Inc.	47,300	689,161
Cutera, Inc. *	18,705	201,827
Cynosure, Inc., Class A *	34,944	1,920,522
Diplomat Pharmacy, Inc. *	70,588	2,536,227
Endologix, Inc. *	124,837	1,761,450
Entellus Medical, Inc. *	9,800	175,420
Evolent Health, Inc., Class A *	27,400	644,996
Exactech, Inc. *	15,200	410,856
Genesis Healthcare, Inc. *	48,100	99,086
GenMark Diagnostics, Inc. *	61,000	649,650
Glaukos Corp. *	25,900	905,464
Globus Medical, Inc., Class A *	103,900	2,384,505
Haemonetics Corp. *	79,900	2,422,568
Halyard Health, Inc. *	73,793	2,552,500
HealthEquity, Inc. *	66,834	1,972,940
HealthSouth Corp.	137,000	5,897,850
HealthStream, Inc. *	36,800	891,664
Healthways, Inc. *	48,800	821,792
HeartWare International, Inc. *	25,000	1,448,500
HMS Holdings Corp. *	130,952	2,603,326
ICU Medical, Inc. *	22,500	2,627,100
Imprivata, Inc. *	24,800	474,176
Inogen, Inc. *	24,598	1,321,897
Insulet Corp. *	88,400	3,128,476
Integer Holdings Corp. *	46,900	1,041,649
Integra LifeSciences Holdings Corp. *	46,048	3,880,465
Invacare Corp.	49,211	566,911
InVivo Therapeutics Holdings Corp. *(b)	58,398	378,419
iRadimed Corp. *	4,000	77,440
IRIDEX Corp. *	12,100	196,141
K2M Group Holdings, Inc. *	39,900	668,724
Kindred Healthcare, Inc.	124,623	1,527,878
Landauer, Inc.	13,300	554,876
LeMaitre Vascular, Inc.	22,335	384,162
Security	Number of Shares	Value ($)
LHC Group, Inc. *	22,700	1,027,402
Magellan Health, Inc. *	36,568	2,503,811
Masimo Corp. *	66,100	3,501,317
Medidata Solutions, Inc. *	85,200	4,528,380
Meridian Bioscience, Inc.	64,350	1,245,816
Merit Medical Systems, Inc. *	66,300	1,554,072
Molina Healthcare, Inc. *	66,543	3,780,308
National HealthCare Corp.	15,388	994,065
National Research Corp., Class A	12,500	187,750
Natus Medical, Inc. *	51,000	2,005,830
Neogen Corp. *	56,925	3,139,414
Nevro Corp. *	37,064	3,065,193
Nobilis Health Corp. *(b)	88,191	251,344
Novocure Ltd. *(b)	78,600	591,072
NuVasive, Inc. *	76,100	4,733,420
NxStage Medical, Inc. *	99,200	2,193,312
Omnicell, Inc. *	57,200	2,212,496
OraSure Technologies, Inc. *	87,400	596,068
Orthofix International N.V. *	28,200	1,336,680
Owens & Minor, Inc.	97,200	3,471,012
Oxford Immunotec Global plc *	29,400	236,376
Penumbra, Inc. *	39,200	2,677,752
PharMerica Corp. *	47,100	1,250,976
Press Ganey Holdings, Inc. *	33,886	1,352,729
Quality Systems, Inc.	80,100	983,628
Quidel Corp. *	47,500	1,083,000
Quorum Health Corp. *	46,100	502,029
RadNet, Inc. *	48,000	288,480
Rockwell Medical, Inc. *(b)	78,700	633,535
RTI Surgical, Inc. *	75,200	244,400
Second Sight Medical Products, Inc. *(b)	16,421	66,341
Select Medical Holdings Corp. *	160,711	1,848,176
Senseonics Holdings, Inc. *(b)	45,600	151,392
STAAR Surgical Co. *	51,900	354,996
Surgery Partners, Inc. *	26,200	475,006
Surgical Care Affiliates, Inc. *	41,237	2,144,736
Surmodics, Inc. *	20,400	559,572
Tandem Diabetes Care, Inc. *	25,400	168,402
Team Health Holdings, Inc. *	105,158	4,294,653
Teladoc, Inc. *(b)	32,400	565,056
The Ensign Group, Inc.	79,500	1,709,250
The Providence Service Corp. *	21,100	1,020,607
The Spectranetics Corp. *	63,236	1,465,810
TransEnterix, Inc. *(b)	143,700	193,995
Triple-S Management Corp., Class B *	38,900	966,665
U.S. Physical Therapy, Inc.	19,300	1,150,666
Universal American Corp.	84,202	644,987
Utah Medical Products, Inc.	5,200	338,364
Vascular Solutions, Inc. *	27,136	1,244,728
Veracyte, Inc. *	23,200	114,840
Vocera Communications, Inc. *	37,100	548,709
Wright Medical Group N.V. *	158,961	3,486,015
Zeltiq Aesthetics, Inc. *	55,600	1,887,620
		163,078,484
Household & Personal Products 0.6%
Avon Products, Inc.	681,300	2,772,891
Central Garden & Pet Co. *	7,500	181,950

    9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Central Garden & Pet Co., Class A *	52,500	1,196,475
Elizabeth Arden, Inc. *	36,298	504,542
HRG Group, Inc. *	183,000	2,724,870
Inter Parfums, Inc.	25,400	826,516
Lifevantage Corp. *	21,200	296,588
Medifast, Inc.	17,579	619,133
Natural Health Trends Corp. (b)	12,400	416,516
Nature's Sunshine Products, Inc.	15,000	177,000
Nutraceutical International Corp. *	12,300	315,372
Oil-Dri Corp. of America	6,887	257,918
Orchids Paper Products Co.	15,900	488,289
Revlon, Inc., Class A *	18,602	660,185
Synutra International, Inc. *	23,200	80,968
USANA Health Sciences, Inc. *	7,200	988,704
WD-40 Co.	22,300	2,564,054
		15,071,971
Insurance 2.3%
Ambac Financial Group, Inc. *	66,900	1,216,242
American Equity Investment Life Holding Co.	125,864	2,005,014
AMERISAFE, Inc.	28,135	1,646,742
Argo Group International Holdings Ltd.	47,531	2,466,384
Atlas Financial Holdings, Inc. *	16,900	290,849
Baldwin & Lyons, Inc., Class B	13,000	344,370
Blue Capital Reinsurance Holdings Ltd.	9,100	162,435
Citizens, Inc. *(b)	80,500	672,175
CNO Financial Group, Inc.	277,468	4,819,619
Crawford & Co., Class B	20,800	228,384
Donegal Group, Inc., Class A	10,400	168,168
eHealth, Inc. *	23,600	225,380
EMC Insurance Group, Inc.	14,300	396,539
Employers Holdings, Inc.	49,800	1,420,296
Enstar Group Ltd. *	16,794	2,797,712
FBL Financial Group, Inc., Class A	13,968	871,184
Federated National Holding Co.	20,246	424,154
Fidelity & Guaranty Life (b)	13,400	292,924
Genworth Financial, Inc., Class A *	776,500	2,220,790
Global Indemnity plc *	14,755	443,093
Greenlight Capital Re Ltd., Class A *	42,789	882,737
Hallmark Financial Services, Inc. *	21,200	224,932
HCI Group, Inc.	13,800	416,208
Heritage Insurance Holdings, Inc.	40,462	501,324
Horace Mann Educators Corp.	63,478	2,169,678
Independence Holding Co.	11,248	195,828
Infinity Property & Casualty Corp.	18,092	1,484,268
Investors Title Co.	2,200	221,100
James River Group Holdings Ltd.	21,100	710,226
Kemper Corp.	61,814	2,118,366
Maiden Holdings Ltd.	88,800	1,240,536
MBIA, Inc. *	201,084	1,697,149
National General Holdings Corp.	73,500	1,516,305
National Interstate Corp.	12,498	405,310
National Western Life Group, Inc., Class A	3,494	660,855
OneBeacon Insurance Group Ltd., Class A	33,400	467,934
Security	Number of Shares	Value ($)
Patriot National, Inc. *(b)	15,800	124,662
Primerica, Inc.	74,800	3,852,948
RLI Corp.	58,920	4,016,576
Safety Insurance Group, Inc.	22,770	1,450,449
Selective Insurance Group, Inc.	88,414	3,462,292
State Auto Financial Corp.	24,726	558,313
State National Cos., Inc.	46,500	507,780
Stewart Information Services Corp.	34,100	1,459,821
The Navigators Group, Inc.	16,470	1,542,745
Third Point Reinsurance Ltd. *	105,060	1,322,705
Trupanion, Inc. *(b)	21,900	330,252
United Fire Group, Inc.	32,300	1,356,600
United Insurance Holdings Corp.	24,400	386,984
Universal Insurance Holdings, Inc.	48,122	1,046,172
WMIH Corp. *(b)	313,200	757,944
		60,201,453
Materials 4.7%
A. Schulman, Inc.	45,609	1,336,800
AEP Industries, Inc.	5,800	466,668
AgroFresh Solutions, Inc. *(b)	35,000	225,750
AK Steel Holding Corp. *	357,900	2,347,824
Allegheny Technologies, Inc. (b)	168,700	3,004,547
American Vanguard Corp.	42,700	635,376
Ampco-Pittsburgh Corp.	14,400	190,224
Axiall Corp.	108,121	3,530,151
Balchem Corp.	47,200	3,014,664
Boise Cascade Co. *	60,800	1,651,936
Calgon Carbon Corp.	79,785	1,101,033
Carpenter Technology Corp.	71,844	2,819,877
Century Aluminum Co. *	73,400	557,106
Chase Corp.	10,300	624,077
Chemtura Corp. *	100,385	2,819,815
Clearwater Paper Corp. *	27,200	1,711,152
Cliffs Natural Resources, Inc. *	272,159	2,152,778
Codexis, Inc. *	53,500	232,725
Coeur Mining, Inc. *	248,313	3,804,155
Commercial Metals Co.	175,700	2,906,078
Deltic Timber Corp.	16,721	1,152,411
Ferro Corp. *	128,800	1,669,248
Ferroglobe plc	108,500	1,011,220
Flotek Industries, Inc. *	78,900	1,120,380
FutureFuel Corp.	40,400	462,984
GCP Applied Technologies, Inc. *	109,400	3,011,782
Gold Resource Corp.	81,400	457,468
Greif, Inc., Class A	39,794	1,596,933
Greif, Inc., Class B	8,700	460,839
H.B. Fuller Co.	76,694	3,570,873
Handy & Harman Ltd. *	4,800	133,776
Hawkins, Inc.	15,500	662,470
Haynes International, Inc.	21,325	809,923
Headwaters, Inc. *	111,400	2,215,746
Hecla Mining Co.	592,540	3,845,585
Ingevity Corp. *	65,700	2,514,339
Innophos Holdings, Inc.	30,300	1,304,718
Innospec, Inc.	37,900	1,905,233
Kaiser Aluminum Corp.	27,743	2,298,507
KapStone Paper & Packaging Corp.	135,303	1,932,127
KMG Chemicals, Inc.	12,600	346,374
Koppers Holdings, Inc. *	30,900	977,058

10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kraton Performance Polymers, Inc. *	46,235	1,382,889
Kronos Worldwide, Inc.	30,700	173,455
Louisiana-Pacific Corp. *	216,772	4,378,794
LSB Industries, Inc. *	28,000	324,240
Materion Corp.	31,829	840,604
Minerals Technologies, Inc.	53,222	3,473,268
Multi Packaging Solutions International Ltd. *	29,600	429,792
Myers Industries, Inc.	34,900	521,755
Neenah Paper, Inc.	25,753	1,942,549
Olin Corp.	254,848	5,326,323
Olympic Steel, Inc.	12,200	349,652
OMNOVA Solutions, Inc. *	65,700	622,179
P.H. Glatfelter Co.	69,400	1,433,804
PolyOne Corp.	128,076	4,491,625
Quaker Chemical Corp.	20,100	1,922,766
Rayonier Advanced Materials, Inc.	69,342	954,839
Real Industry, Inc. *	32,714	256,478
Ryerson Holding Corp. *	14,000	202,160
Schnitzer Steel Industries, Inc., Class A	37,800	736,722
Schweitzer-Mauduit International, Inc.	48,000	1,814,880
Sensient Technologies Corp.	68,414	5,051,006
Stepan Co.	30,800	1,980,748
Stillwater Mining Co. *	182,900	2,798,370
Summit Materials, Inc., Class A *	116,381	2,576,675
SunCoke Energy, Inc.	96,800	738,584
TerraVia Holdings, Inc. *(b)	111,500	282,095
The Chemours Co.	283,100	2,632,830
TimkenSteel Corp.	63,644	637,713
Trecora Resources *	27,400	313,182
Tredegar Corp.	35,100	621,270
Trinseo S.A.	44,400	2,210,676
Tronox Ltd., Class A	90,200	585,398
UFP Technologies, Inc. *	9,900	226,611
United States Lime & Minerals, Inc.	2,700	170,100
US Concrete, Inc. *	21,700	1,399,650
Valhi, Inc. (b)	25,000	46,500
Worthington Industries, Inc.	73,817	3,270,831
		125,713,743
Media 1.8%
AMC Entertainment Holdings, Inc., Class A	31,500	926,730
Carmike Cinemas, Inc. *	37,900	1,168,078
Central European Media Enterprises Ltd., Class A *(b)	109,100	252,021
Daily Journal Corp. *	2,000	456,800
DreamWorks Animation SKG, Inc., Class A *	119,330	4,888,950
Entercom Communications Corp., Class A	43,000	628,230
Entravision Communications Corp., Class A	98,600	715,836
Eros International plc *(b)	41,690	725,823
Gannett Co., Inc.	179,800	2,294,248
Global Eagle Entertainment, Inc. *	77,200	633,040
Gray Television, Inc. *	100,493	994,881
Hemisphere Media Group, Inc. *(b)	12,300	156,087
Security	Number of Shares	Value ($)
IMAX Corp. *	93,600	2,956,824
Liberty Braves Group, Class A *	14,200	234,158
Liberty Braves Group, Class C *	48,500	775,030
Liberty Media Group, Class A *	35,000	794,500
Liberty Media Group, Class C *	70,000	1,569,400
Loral Space & Communications, Inc. *	20,500	720,165
MDC Partners, Inc., Class A	78,880	1,006,509
Media General, Inc. *	166,886	2,935,525
Meredith Corp.	55,700	3,034,536
MSG Networks, Inc., Class A *	90,400	1,450,920
National CineMedia, Inc.	95,700	1,491,006
New Media Investment Group, Inc.	60,882	1,075,176
Nexstar Broadcasting Group, Inc., Class A (b)	46,155	2,333,135
Radio One, Inc., Class D *	41,200	131,840
Reading International, Inc., Class A *	23,000	316,250
Saga Communications, Inc., Class A	6,400	262,528
Salem Media Group, Inc.	21,000	158,970
Scholastic Corp.	41,569	1,708,486
Sinclair Broadcast Group, Inc., Class A	100,902	2,807,094
The E.W. Scripps Co., Class A *	89,271	1,514,036
The New York Times Co., Class A	206,651	2,682,330
Time, Inc.	155,186	2,534,187
Townsquare Media, Inc., Class A *	10,100	82,618
tronc, Inc.	37,517	562,380
World Wrestling Entertainment, Inc., Class A (b)	55,400	1,094,150
		48,072,477
Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Accelerate Diagnostics, Inc. *(b)	33,200	652,380
Acceleron Pharma, Inc. *	42,727	1,449,300
AcelRx Pharmaceuticals, Inc. *(b)	57,300	207,999
Achillion Pharmaceuticals, Inc. *	184,789	1,530,053
Aclaris Therapeutics, Inc. *(b)	16,100	317,170
Acorda Therapeutics, Inc. *	64,639	1,634,074
Adamas Pharmaceuticals, Inc. *	27,472	414,827
Aduro Biotech, Inc. *(b)	55,181	810,057
Advaxis, Inc. *(b)	44,111	367,886
Adverum Biotechnologies, Inc. *	28,209	102,117
Aerie Pharmaceuticals, Inc. *	37,544	651,388
Agenus, Inc. *	110,054	610,800
Agile Therapeutics, Inc. *	13,462	94,234
Aimmune Therapeutics, Inc. *	40,500	485,595
Akebia Therapeutics, Inc. *	52,447	469,401
Albany Molecular Research, Inc. *(b)	40,600	586,264
Alder Biopharmaceuticals, Inc. *	72,346	2,322,307
AMAG Pharmaceuticals, Inc. *	54,731	1,452,013
Amicus Therapeutics, Inc. *	198,404	1,333,275
Amphastar Pharmaceuticals, Inc. *	53,126	859,579
Ampio Pharmaceuticals, Inc. *(b)	70,600	69,894
Anavex Life Sciences Corp. *(b)	51,200	196,608
ANI Pharmaceuticals, Inc. *	13,500	818,100
Anthera Pharmaceuticals, Inc. *	51,939	159,972
Applied Genetic Technologies Corp. *	17,400	261,522

    11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Aratana Therapeutics, Inc. *	43,300	328,647
Ardelyx, Inc. *	36,240	387,043
Arena Pharmaceuticals, Inc. *	365,000	609,550
Argos Therapeutics, Inc. *	22,200	116,772
ARIAD Pharmaceuticals, Inc. *	264,200	2,512,542
Array BioPharma, Inc. *	220,479	824,591
Arrowhead Pharmaceuticals, Inc. *(b)	98,400	586,464
Asterias Biotherapeutics, Inc. *	15,125	45,224
Atara Biotherapeutics, Inc. *	36,043	865,032
Athersys, Inc. *(b)	120,200	266,844
Avexis, Inc. *(b)	7,000	263,410
Axovant Sciences Ltd. *(b)	37,600	556,480
Axsome Therapeutics, Inc. *	17,700	138,414
Bellicum Pharmaceuticals, Inc. *(b)	32,800	520,864
Bio-Path Holdings, Inc. *(b)	131,200	223,040
BioCryst Pharmaceuticals, Inc. *	116,000	419,920
BioSpecifics Technologies Corp. *	8,000	324,000
BioTime, Inc. *(b)	83,500	260,520
Bluebird Bio, Inc. *	57,200	3,270,696
Blueprint Medicines Corp. *	31,164	689,036
Cambrex Corp. *	48,900	2,562,849
Cara Therapeutics, Inc. *	27,617	163,769
Catalent, Inc. *	153,299	3,915,256
Celldex Therapeutics, Inc. *	159,500	736,890
Cellular Biomedicine Group, Inc. *	22,709	338,137
Cempra, Inc. *(b)	64,178	1,153,279
Cepheid *	113,800	4,020,554
ChemoCentryx, Inc. *	32,000	150,400
Chimerix, Inc. *	72,386	288,820
ChromaDex Corp. *(b)	44,800	179,200
Cidara Therapeutics, Inc. *	17,159	204,021
Clovis Oncology, Inc. *	51,200	731,136
Coherus Biosciences, Inc. *	45,961	1,166,950
Collegium Pharmaceutical, Inc. *	21,336	258,806
Concert Pharmaceuticals, Inc. *	21,722	249,586
Corcept Therapeutics, Inc. *	116,906	678,055
Curis, Inc. *	158,654	266,539
Cytokinetics, Inc. *	57,100	634,952
CytomX Therapeutics, Inc. *	31,800	319,908
CytRx Corp. *(b)	126,000	81,900
Depomed, Inc. *	94,100	1,785,077
Dermira, Inc. *	37,400	1,255,144
Dimension Therapeutics, Inc. *	13,100	93,272
Durect Corp. *	163,276	316,755
Dynavax Technologies Corp. *	58,300	899,569
Eagle Pharmaceuticals, Inc. *(b)	12,424	535,971
Edge Therapeutics, Inc. *	27,900	270,630
Editas Medicine, Inc. *(b)	10,300	264,916
Egalet Corp. *(b)	35,600	263,084
Eiger BioPharmaceuticals, Inc. *(b)	5,600	108,920
Emergent BioSolutions, Inc. *	49,700	1,659,483
Enanta Pharmaceuticals, Inc. *	26,322	591,982
Endocyte, Inc. *	50,400	160,272
Enzo Biochem, Inc. *	61,100	425,867
Epizyme, Inc. *	65,259	676,083
Esperion Therapeutics, Inc. *	18,670	202,756
Exact Sciences Corp. *(b)	146,262	2,542,034
Exelixis, Inc. *	351,372	3,225,595
FibroGen, Inc. *	82,209	1,572,658
Five Prime Therapeutics, Inc. *	41,600	2,108,704
Flex Pharma, Inc. *	19,700	233,445
Security	Number of Shares	Value ($)
Flexion Therapeutics, Inc. *	35,943	595,216
Fluidigm Corp. *	43,100	454,705
Fortress Biotech, Inc. *(b)	56,900	172,407
Foundation Medicine, Inc. *(b)	20,500	479,085
Galena Biopharma, Inc. *(b)	265,000	117,819
Genomic Health, Inc. *	26,700	775,101
Geron Corp. *(b)	247,200	662,496
Global Blood Therapeutics, Inc. *(b)	21,800	389,784
GlycoMimetics, Inc. *	19,600	163,660
Halozyme Therapeutics, Inc. *	164,000	1,630,160
Heron Therapeutics, Inc. *	50,560	840,307
Heska Corp. *	8,091	344,272
Horizon Pharma plc *	248,900	4,801,281
Idera Pharmaceuticals, Inc. *(b)	111,929	192,518
Ignyta, Inc. *	35,845	197,506
Immune Design, Corp. *	16,243	124,584
ImmunoGen, Inc. *(b)	125,500	348,890
Immunomedics, Inc. *(b)	132,600	351,390
Impax Laboratories, Inc. *	113,100	3,553,602
INC Research Holdings, Inc., Class A *	63,500	2,826,385
Infinity Pharmaceuticals, Inc. *	67,500	113,400
Innoviva, Inc. (b)	130,100	1,674,387
Inotek Pharmaceuticals Corp. *	27,800	263,544
Inovio Pharmaceuticals, Inc. *(b)	99,262	980,709
Insmed, Inc. *	93,214	1,067,300
Insys Therapeutics, Inc. *(b)	37,079	580,286
Intellia Therapeutics, Inc. *(b)	10,700	202,444
Intersect ENT, Inc. *	39,868	631,509
Intra-Cellular Therapies, Inc. *	53,000	2,162,400
Invitae Corp. *(b)	35,700	313,089
Ironwood Pharmaceuticals, Inc. *	196,700	2,779,371
Karyopharm Therapeutics, Inc. *	33,263	245,481
Keryx Biopharmaceuticals, Inc. *(b)	123,934	912,154
Kite Pharma, Inc. *(b)	60,442	3,422,830
La Jolla Pharmaceutical Co. *	21,579	366,843
Lannett Co., Inc. *	41,300	1,289,386
Lexicon Pharmaceuticals, Inc. *(b)	68,300	1,114,656
Ligand Pharmaceuticals, Inc. *	29,243	3,944,296
Lion Biotechnologies, Inc. *	82,372	728,168
Lipocine, Inc. *(b)	26,100	96,309
Loxo Oncology, Inc. *	20,600	529,832
Luminex Corp. *	64,200	1,375,806
MacroGenics, Inc. *	50,449	1,543,235
MannKind Corp. *	502,884	497,855
Medgenics, Inc. *	44,012	253,949
MediciNova, Inc. *(b)	46,400	287,680
Merrimack Pharmaceuticals, Inc. *	182,500	1,058,500
MiMedx Group, Inc. *(b)	155,650	1,165,818
Minerva Neurosciences, Inc. *	25,000	277,500
Mirati Therapeutics, Inc. *	18,048	83,743
Momenta Pharmaceuticals, Inc. *	95,786	1,078,550
MyoKardia, Inc. *	20,400	360,468
Myriad Genetics, Inc. *	105,786	3,277,250
NanoString Technologies, Inc. *	24,100	327,519
NantKwest, Inc. *(b)	27,900	190,557
Natera, Inc. *	40,300	527,930
Nektar Therapeutics *	195,471	3,379,694
NeoGenomics, Inc. *	89,888	783,823
Neos Therapeutics, Inc. *	21,500	189,845
NewLink Genetics Corp. *	33,100	350,198
Novavax, Inc. *	420,621	3,078,946

12

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ocular Therapeutix, Inc. *	18,570	81,151
Omeros Corp. *(b)	57,100	671,496
OncoMed Pharmaceuticals, Inc. *	24,500	297,185
Ophthotech Corp. *	47,243	3,034,890
Organovo Holdings, Inc. *(b)	154,441	661,007
Osiris Therapeutics, Inc. *(b)	30,400	152,000
Otonomy, Inc. *	38,439	551,984
OvaScience, Inc. *	56,701	285,773
Pacific Biosciences of California, Inc. *	117,800	1,007,190
Pacira Pharmaceuticals, Inc. *	55,400	2,008,250
Paratek Pharmaceuticals, Inc. *	25,108	323,140
PAREXEL International Corp. *	81,380	5,440,253
PDL BioPharma, Inc.	239,600	843,392
Pfenex, Inc. *	23,397	188,814
PharmAthene, Inc. *	99,400	254,464
Phibro Animal Health Corp., Class A	25,500	526,065
Portola Pharmaceuticals, Inc. *	77,700	2,017,092
PRA Health Sciences, Inc. *	36,900	1,711,422
Prestige Brands Holdings, Inc. *	80,900	4,328,150
Progenics Pharmaceuticals Inc *	102,600	600,210
Proteostasis Therapeutics, Inc. *	10,000	111,000
Prothena Corp. plc *	53,553	2,948,093
PTC Therapeutics, Inc. *	53,136	317,222
Puma Biotechnology, Inc. *	38,200	1,905,798
Radius Health, Inc. *(b)	50,314	2,370,796
Raptor Pharmaceutical Corp. *	139,565	822,038
Reata Pharmaceuticals, Inc., Class A *(b)	9,100	145,873
REGENXBIO, Inc. *	31,000	253,270
Regulus Therapeutics, Inc. *	61,781	220,558
Relypsa, Inc. *	58,724	1,875,645
Repligen Corp. *	52,100	1,490,060
Retrophin, Inc. *	55,293	991,403
Revance Therapeutics, Inc. *	28,408	383,224
Rigel Pharmaceuticals, Inc. *	153,400	351,286
Sage Therapeutics, Inc. *	41,095	1,843,522
Sagent Pharmaceuticals, Inc. *	37,269	808,365
Sangamo BioSciences, Inc. *	113,700	719,721
Sarepta Therapeutics, Inc. *(b)	68,900	1,741,792
SciClone Pharmaceuticals, Inc. *	78,000	823,680
Seres Therapeutics, Inc. *(b)	27,600	301,944
Sorrento Therapeutics, Inc. *(b)	39,855	250,688
Spark Therapeutics, Inc. *	29,400	1,703,436
Spectrum Pharmaceuticals, Inc. *	109,900	755,013
Stemline Therapeutics, Inc. *	26,000	192,400
Sucampo Pharmaceuticals, Inc., Class A *	40,218	472,562
Supernus Pharmaceuticals, Inc. *	72,800	1,617,616
Syndax Pharmaceuticals, Inc. *	10,100	125,442
Synergy Pharmaceuticals, Inc. *	281,400	1,148,112
Synthetic Biologics, Inc. *(b)	118,100	206,675
T2 Biosystems, Inc. *(b)	21,600	122,256
Teligent, Inc. *(b)	58,900	478,268
TESARO, Inc. *	41,300	3,850,812
Tetraphase Pharmaceuticals, Inc. *	52,053	209,253
TG Therapeutics, Inc. *(b)	59,050	348,986
The Medicines Co. *	103,928	4,064,624
TherapeuticsMD, Inc. *	225,855	1,754,893
Theravance Biopharma, Inc. *	53,700	1,369,887
Titan Pharmaceuticals, Inc. *(b)	30,100	149,296
Security	Number of Shares	Value ($)
Tobira Therapeutics, Inc. *	14,029	60,465
Tokai Pharmaceuticals, Inc. *(b)	15,000	18,900
Trevena, Inc. *	70,634	442,875
Trovagene, Inc. *(b)	35,347	199,004
Ultragenyx Pharmaceutical, Inc. *	55,941	3,539,946
Vanda Pharmaceuticals, Inc. *	60,600	690,840
Versartis, Inc. *	43,335	498,352
Vitae Pharmaceuticals, Inc. *	40,978	436,416
Vital Therapies, Inc. *(b)	35,847	222,968
Voyager Therapeutics, Inc. *	18,900	278,586
vTv Therapeutics, Inc., Class A *	7,000	39,620
WaVe Life Sciences Ltd. *	11,500	222,065
XBiotech, Inc. *(b)	27,238	388,686
Xencor, Inc. *	49,428	936,166
Zafgen, Inc. *	44,572	135,499
ZIOPHARM Oncology, Inc. *(b)	177,164	861,017
Zogenix, Inc. *	40,225	367,254
		204,455,652
Real Estate 9.8%
Acadia Realty Trust	106,357	4,005,405
AG Mortgage Investment Trust, Inc.	41,300	618,674
Agree Realty Corp.	35,000	1,775,200
Alexander & Baldwin, Inc.	76,360	3,008,584
Alexander's, Inc.	3,341	1,434,191
Altisource Portfolio Solutions S.A. *	19,887	462,572
Altisource Residential Corp.	87,800	842,880
American Assets Trust, Inc.	58,200	2,670,216
American Capital Mortgage Investment Corp.	76,700	1,254,812
Anworth Mortgage Asset Corp.	149,900	737,508
Apollo Commercial Real Estate Finance, Inc.	87,700	1,425,125
Apollo Residential Mortgage, Inc.	50,875	690,374
Ares Commercial Real Estate Corp.	41,900	532,130
Armada Hoffler Properties, Inc.	51,600	772,452
ARMOUR Residential REIT, Inc.	57,729	1,228,473
Ashford Hospitality Prime, Inc.	42,487	639,004
Ashford Hospitality Trust, Inc.	128,682	766,945
AV Homes, Inc. *	24,800	355,136
Bluerock Residential Growth REIT, Inc.	26,308	350,423
Capstead Mortgage Corp.	145,829	1,450,999
CareTrust REIT, Inc.	88,865	1,284,099
CatchMark Timber Trust, Inc., Class A	57,209	692,801
CBL & Associates Properties, Inc.	259,200	3,185,568
Cedar Realty Trust, Inc.	124,200	998,568
Chatham Lodging Trust	61,234	1,468,391
Chesapeake Lodging Trust	93,585	2,364,893
City Office REIT, Inc.	28,800	390,528
Colony Capital, Inc., Class A	175,026	3,111,962
Colony Starwood Homes	99,500	3,259,620
Community Healthcare Trust, Inc.	19,900	457,501
Consolidated-Tomoka Land Co.	7,600	371,868
CorEnergy Infrastructure Trust, Inc.	19,500	573,690
CoreSite Realty Corp.	51,700	4,266,801
Cousins Properties, Inc.	309,701	3,295,219
CYS Investments, Inc.	246,361	2,204,931
DiamondRock Hospitality Co.	306,017	3,005,087
DuPont Fabros Technology, Inc.	114,924	5,496,815

    13

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dynex Capital, Inc.	77,200	541,944
Easterly Government Properties, Inc.	49,500	1,014,255
EastGroup Properties, Inc.	48,190	3,547,748
Education Realty Trust, Inc.	98,513	4,742,416
Farmland Partners, Inc. (b)	18,200	214,396
FelCor Lodging Trust, Inc.	226,213	1,436,453
First Industrial Realty Trust, Inc.	176,437	5,199,598
First Potomac Realty Trust	90,700	916,977
Forestar Group, Inc. *	49,700	610,316
Four Corners Property Trust, Inc.	93,300	2,025,543
Franklin Street Properties Corp.	148,965	1,909,731
FRP Holdings, Inc. *	12,700	462,026
Getty Realty Corp.	39,459	896,508
Gladstone Commercial Corp.	34,300	624,260
Global Net Lease, Inc.	262,400	2,290,752
Government Properties Income Trust	106,447	2,539,825
Gramercy Property Trust	640,968	6,403,270
Great Ajax Corp.	19,800	274,230
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60,845	1,368,404
Healthcare Realty Trust, Inc.	174,181	6,298,385
Hersha Hospitality Trust	62,925	1,189,283
HFF, Inc., Class A	58,900	1,661,569
Hudson Pacific Properties, Inc.	141,411	4,781,106
Independence Realty Trust, Inc.	62,909	568,697
InfraREIT, Inc.	61,400	1,084,324
Invesco Mortgage Capital, Inc.	166,006	2,390,486
Investors Real Estate Trust	187,002	1,237,953
iStar, Inc. *	109,700	1,136,492
Kennedy-Wilson Holdings, Inc.	133,887	2,818,321
Kite Realty Group Trust	126,739	3,854,133
Ladder Capital Corp.	57,222	747,319
LaSalle Hotel Properties	168,579	4,644,351
Lexington Realty Trust	349,974	3,804,217
LTC Properties, Inc.	55,251	2,957,586
Mack-Cali Realty Corp.	135,100	3,809,820
Marcus & Millichap, Inc. *	19,579	524,521
Medical Properties Trust, Inc.	357,567	5,613,802
Monmouth Real Estate Investment Corp.	96,200	1,329,484
Monogram Residential Trust, Inc.	260,924	2,794,496
National Health Investors, Inc.	57,368	4,507,404
National Storage Affiliates Trust	53,821	1,150,155
New Residential Investment Corp.	344,797	4,713,375
New Senior Investment Group, Inc.	119,769	1,436,030
New York Mortgage Trust, Inc.	175,200	1,145,808
New York REIT, Inc.	249,088	2,376,300
NexPoint Residential Trust, Inc.	30,669	597,739
NorthStar Realty Europe Corp.	93,800	867,650
One Liberty Properties, Inc.	18,700	467,874
Orchid Island Capital, Inc. (b)	36,959	412,462
Owens Realty Mortgage, Inc.	14,500	242,440
Parkway Properties, Inc.	128,593	2,233,660
Pebblebrook Hotel Trust	109,500	3,246,675
Pennsylvania Real Estate Investment Trust	106,167	2,700,889
PennyMac Mortgage Investment Trust	99,621	1,616,849
Physicians Realty Trust	200,350	4,351,602
Potlatch Corp.	64,603	2,471,065
Security	Number of Shares	Value ($)
Preferred Apartment Communities, Inc., Class A	29,997	446,055
PS Business Parks, Inc.	29,938	3,319,825
QTS Realty Trust, Inc., Class A	71,987	4,121,256
RAIT Financial Trust	154,400	489,448
Ramco-Gershenson Properties Trust	120,921	2,399,073
RE/MAX Holdings, Inc., Class A	26,200	1,134,984
Redwood Trust, Inc.	126,500	1,805,155
Resource Capital Corp.	49,037	667,394
Retail Opportunity Investments Corp.	162,747	3,715,514
Rexford Industrial Realty, Inc.	98,116	2,242,932
RLJ Lodging Trust	195,135	4,632,505
Ryman Hospitality Properties, Inc.	67,385	3,789,732
Sabra Health Care REIT, Inc.	102,796	2,457,852
Saul Centers, Inc.	15,800	1,061,286
Select Income REIT	94,928	2,635,201
Seritage Growth Properties, Class A (b)	38,500	1,927,310
Silver Bay Realty Trust Corp.	56,433	1,016,923
STAG Industrial, Inc.	105,900	2,687,742
Stratus Properties, Inc. *	9,200	161,828
Summit Hotel Properties, Inc.	137,500	1,949,750
Sunstone Hotel Investors, Inc.	333,354	4,433,608
Tejon Ranch Co. *	19,092	501,547
Terreno Realty Corp.	67,900	1,891,015
The GEO Group, Inc.	116,880	4,045,217
The RMR Group, Inc., Class A	11,919	405,782
The St. Joe Co. *	76,600	1,411,738
Tier REIT, Inc.	73,000	1,272,390
Trinity Place Holdings, Inc. *(b)	28,900	234,957
UMH Properties, Inc.	31,900	394,284
United Development Funding IV (a)(b)(e)	44,425	113,728
Universal Health Realty Income Trust	19,444	1,160,224
Urban Edge Properties	136,387	4,079,335
Urstadt Biddle Properties, Inc., Class A	41,274	1,019,468
Washington Real Estate Investment Trust	112,082	3,843,292
Western Asset Mortgage Capital Corp.	61,056	600,791
Whitestone REIT	41,700	674,289
WP Glimcher, Inc.	286,000	3,626,480
Xenia Hotels & Resorts, Inc.	156,362	2,808,262
		261,430,591
Retailing 3.7%
1-800-Flowers.com, Inc., Class A *	34,800	317,724
Aaron's, Inc.	100,400	2,404,580
Abercrombie & Fitch Co., Class A	104,363	2,161,358
America's Car-Mart, Inc. *(b)	11,500	403,420
American Eagle Outfitters, Inc.	256,815	4,602,125
Asbury Automotive Group, Inc. *	30,985	1,883,888
Ascena Retail Group, Inc. *	260,163	2,115,125
Barnes & Noble Education, Inc. *	60,395	698,166
Barnes & Noble, Inc.	96,110	1,257,119
Big 5 Sporting Goods Corp.	32,284	340,919
Big Lots, Inc.	68,610	3,648,680

14

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Blue Nile, Inc.	19,000	552,140
Boot Barn Holdings, Inc. *	21,411	230,382
Build-A-Bear Workshop, Inc. *	25,700	350,291
Caleres, Inc.	68,275	1,796,998
Chico's FAS, Inc.	187,851	2,256,091
Citi Trends, Inc.	24,846	414,431
Conn's, Inc. *(b)	35,300	250,983
Core-Mark Holding Co., Inc.	72,282	3,538,927
Destination XL Group, Inc. *	56,400	291,024
DSW, Inc., Class A	102,000	2,474,520
Duluth Holdings, Inc., Class B *	12,300	305,040
Etsy, Inc. *	161,863	1,628,342
Express, Inc. *	115,898	1,733,834
Five Below, Inc. *	82,300	4,198,123
Francesca's Holdings Corp. *	66,500	845,215
Fred's, Inc., Class A	60,300	958,167
FTD Cos., Inc. *	28,097	711,135
Gaia, Inc. *	19,900	162,583
Genesco, Inc. *	31,944	2,217,552
GNC Holdings, Inc., Class A	105,000	2,143,050
Group 1 Automotive, Inc.	32,300	2,012,936
Guess?, Inc.	94,900	1,396,928
Haverty Furniture Cos., Inc.	30,300	558,429
Hibbett Sports, Inc. *	34,275	1,196,883
HSN, Inc.	49,955	2,555,698
Kirkland's, Inc. *	27,800	423,672
Lands' End, Inc. *(b)	24,200	343,882
Liberty TripAdvisor Holdings, Inc., Class A *	111,811	2,646,566
Lithia Motors, Inc., Class A	36,737	3,170,036
Lumber Liquidators Holdings, Inc. *(b)	39,398	592,152
MarineMax, Inc. *	37,700	761,540
Mattress Firm Holding Corp. *(b)	26,116	779,301
Monro Muffler Brake, Inc.	48,546	3,039,951
Nutrisystem, Inc.	46,448	1,373,932
Office Depot, Inc. *	851,700	2,946,882
Ollie's Bargain Outlet Holdings, Inc. *	30,900	807,726
Outerwall, Inc.	25,600	1,348,096
Overstock.com, Inc. *	15,500	252,650
Party City Holdco, Inc. *	43,516	697,126
PetMed Express, Inc.	29,500	611,535
Pier 1 Imports, Inc.	122,700	628,224
Rent-A-Center, Inc.	77,785	840,078
Restoration Hardware Holdings, Inc. *	59,341	1,828,296
Sears Holdings Corp. *(b)	17,600	271,216
Sears Hometown & Outlet Stores, Inc. *	16,800	115,584
Select Comfort Corp. *	71,112	1,696,732
Shoe Carnival, Inc.	24,850	653,804
Shutterfly, Inc. *	54,047	2,874,760
Sonic Automotive, Inc., Class A	43,174	784,903
Sportsman's Warehouse Holdings, Inc. *	32,300	328,814
Stage Stores, Inc.	46,827	277,684
Stein Mart, Inc.	44,300	380,980
Tailored Brands, Inc.	72,769	1,066,066
The Buckle, Inc. (b)	43,064	1,179,523
The Cato Corp., Class A	37,104	1,327,210
The Children's Place, Inc.	28,090	2,347,762
Security	Number of Shares	Value ($)
The Container Store Group, Inc. *	25,200	139,356
The Finish Line, Inc., Class A	63,619	1,382,441
Tile Shop Holdings, Inc. *	49,900	850,795
Tilly's, Inc., Class A *	12,600	71,694
Tuesday Morning Corp. *	65,800	519,162
Vitamin Shoppe, Inc. *	39,400	1,152,844
Wayfair, Inc., Class A *(b)	48,598	2,114,013
West Marine, Inc. *	24,500	214,620
Weyco Group, Inc.	9,100	254,254
Winmark Corp.	3,000	301,710
Zumiez, Inc. *	30,100	511,098
		98,521,476
Semiconductors & Semiconductor Equipment 3.4%
Acacia Communications, Inc. *(b)	8,000	520,240
Advanced Energy Industries, Inc. *	63,837	2,599,443
Advanced Micro Devices, Inc. *	1,012,643	6,946,731
Alpha & Omega Semiconductor Ltd. *	28,000	400,120
Ambarella, Inc. *(b)	48,400	2,806,232
Amkor Technology, Inc. *	152,118	956,822
Applied Micro Circuits Corp. *	116,965	769,630
Axcelis Technologies, Inc. *	47,100	503,970
Brooks Automation, Inc.	104,131	1,304,761
Cabot Microelectronics Corp.	38,700	2,036,394
Cavium, Inc. *	84,900	3,962,283
CEVA, Inc. *	32,336	972,020
Cirrus Logic, Inc. *	96,600	4,693,794
Cohu, Inc.	36,800	388,608
Diodes, Inc. *	59,781	1,106,546
DSP Group, Inc. *	31,400	340,062
Entegris, Inc. *	211,600	3,616,244
Exar Corp. *	58,500	490,230
Fairchild Semiconductor International, Inc. *	173,442	3,423,745
FormFactor, Inc. *	106,491	995,691
GigPeak, Inc. *	73,600	139,104
Inphi Corp. *	60,433	2,126,033
Integrated Device Technology, Inc. *	208,589	4,586,872
Intersil Corp., Class A	202,300	3,091,144
IXYS Corp.	42,600	466,044
Kopin Corp. *	95,000	221,350
Lattice Semiconductor Corp. *	176,100	1,058,361
MACOM Technology Solutions Holdings, Inc. *	36,753	1,452,111
MaxLinear, Inc., Class A *	87,860	1,916,227
Microsemi Corp. *	175,321	6,837,519
MKS Instruments, Inc.	81,289	3,713,282
Monolithic Power Systems, Inc.	60,100	4,370,472
Nanometrics, Inc. *	40,600	813,624
NeoPhotonics Corp. *	41,863	525,381
NVE Corp.	6,500	370,760
PDF Solutions, Inc. *	44,800	739,200
Photronics, Inc. *	93,137	899,703
Power Integrations, Inc.	42,262	2,411,892
Rambus, Inc. *	167,300	2,261,896
Rudolph Technologies, Inc. *	46,700	822,854
Semtech Corp. *	100,029	2,542,737
Sigma Designs, Inc. *	48,758	326,679
Silicon Laboratories, Inc. *	66,050	3,519,144
Synaptics, Inc. *	56,400	2,929,980

    15

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tessera Technologies, Inc.	74,759	2,402,754
Ultra Clean Holdings, Inc. *	43,300	276,687
Ultratech, Inc. *	35,200	860,288
Veeco Instruments, Inc. *	64,839	1,087,350
Xcerra Corp. *	84,400	514,840
		92,117,854
Software & Services 8.9%
2U, Inc. *	56,458	1,974,901
8x8, Inc. *	135,500	1,863,125
A10 Networks, Inc. *	68,819	538,165
ACI Worldwide, Inc. *	175,752	3,481,647
Actua Corp. *	56,400	562,872
Acxiom Corp. *	118,200	2,712,690
Alarm.com Holdings, Inc. *	15,700	451,061
ALJ Regional Holdings, Inc. *	28,500	137,655
Amber Road, Inc. *	37,900	334,278
American Software, Inc., Class A	45,000	496,350
Angie's List, Inc. *	62,800	508,052
Apigee Corp. *	24,000	298,560
Appfolio, Inc., Class A *	6,300	101,304
Aspen Technology, Inc. *	127,399	5,336,744
Autobytel, Inc. *	13,500	200,610
AVG Technologies N.V. *	64,858	1,603,938
Bankrate, Inc. *	74,600	594,562
Barracuda Networks, Inc. *	34,500	761,760
Bazaarvoice, Inc. *	107,400	445,710
Benefitfocus, Inc. *	19,790	850,970
Blackbaud, Inc.	72,769	4,864,608
Blackhawk Network Holdings, Inc. *	84,502	2,939,825
Blucora, Inc. *	63,100	644,251
Bottomline Technologies de, Inc. *	63,700	1,344,707
Box, Inc., Class A *(b)	75,700	881,905
Brightcove, Inc. *	49,900	522,453
BroadSoft, Inc. *	45,600	2,044,248
CACI International, Inc., Class A *	37,258	3,551,805
Callidus Software, Inc. *	86,000	1,765,580
Carbonite, Inc. *	26,000	286,260
Cardtronics plc, Class A *	68,000	2,991,320
Care.com, Inc. *	23,800	261,562
Cass Information Systems, Inc.	17,640	916,751
ChannelAdvisor Corp. *	39,100	616,216
Cimpress N.V. *	38,800	3,678,240
CommVault Systems, Inc. *	60,547	3,132,702
comScore, Inc. *	73,649	1,911,192
Convergys Corp.	137,600	3,667,040
Cornerstone OnDemand, Inc. *	78,300	3,381,777
CSG Systems International, Inc.	51,100	2,057,286
Cvent, Inc. *	46,200	1,507,044
Datalink Corp. *	30,100	258,258
DHI Group, Inc. *	76,400	556,956
Digimarc Corp. *(b)	13,600	495,176
EarthLink Holdings Corp.	161,881	1,097,553
Ebix, Inc.	39,400	2,100,808
Ellie Mae, Inc. *	44,500	4,098,895
Endurance International Group Holdings, Inc. *	93,002	835,158
EnerNOC, Inc. *	42,000	314,160
Envestnet, Inc. *	63,754	2,433,490
EPAM Systems, Inc. *	73,883	5,189,542
Security	Number of Shares	Value ($)
Epiq Systems, Inc.	38,200	624,188
EVERTEC, Inc.	94,800	1,630,560
Everyday Health, Inc. *	43,639	356,094
Exa Corp. *	21,600	315,360
ExlService Holdings, Inc. *	50,592	2,504,810
Fair Isaac Corp.	47,541	6,020,592
Five9, Inc. *	50,800	640,588
Fleetmatics Group plc *	59,600	2,560,416
Forrester Research, Inc.	16,017	655,576
Gigamon, Inc. *	50,200	2,345,344
Global Sources Ltd. *	12,000	107,760
Globant S.A. *	39,751	1,677,095
Glu Mobile, Inc. *(b)	170,358	398,638
Gogo, Inc. *(b)	89,100	749,331
GrubHub, Inc. *	124,576	4,723,922
GTT Communications, Inc. *	40,643	834,401
Guidance Software, Inc. *	31,700	186,396
Higher One Holdings, Inc. *	47,400	243,162
Hortonworks, Inc. *	62,800	735,388
HubSpot, Inc. *	44,689	2,439,573
Imperva, Inc. *	44,242	2,084,683
inContact, Inc. *	91,600	1,273,240
Infoblox, Inc. *	87,800	1,643,616
Information Services Group, Inc. *	48,500	183,815
Instructure, Inc. *	16,500	358,710
Interactive Intelligence Group, Inc. *	28,173	1,519,933
Intralinks Holdings, Inc. *	61,600	428,736
j2 Global, Inc.	72,528	4,847,772
Jive Software, Inc. *	82,300	312,740
Limelight Networks, Inc. *	90,900	153,621
Lionbridge Technologies, Inc. *	99,900	450,549
Liquidity Services, Inc. *	37,500	303,000
LivePerson, Inc. *	80,400	536,670
LogMeIn, Inc. *	38,000	3,264,580
ManTech International Corp., Class A	38,700	1,529,037
Marchex, Inc., Class B *	48,200	152,794
Marketo, Inc. *	64,089	2,254,651
MAXIMUS, Inc.	99,517	5,863,542
MeetMe, Inc. *	64,400	414,092
Mentor Graphics Corp.	163,167	3,485,247
MicroStrategy, Inc., Class A *	14,162	2,476,792
MINDBODY, Inc., Class A *	22,000	386,540
Mitek Systems, Inc. *	46,200	348,810
MobileIron, Inc. *	52,736	179,830
Model N, Inc. *	28,300	365,353
MoneyGram International, Inc. *	42,800	297,888
Monotype Imaging Holdings, Inc.	63,400	1,254,686
Monster Worldwide, Inc. *	133,500	337,755
NCI, Inc., Class A	10,000	126,900
NeuStar, Inc., Class A *	83,479	2,102,836
New Relic, Inc. *	33,800	1,164,072
NIC, Inc.	97,400	2,271,368
Numerex Corp., Class A *	21,400	163,282
Park City Group, Inc. *	14,000	136,920
Paycom Software, Inc. *	67,907	3,205,889
Paylocity Holding Corp. *	33,245	1,484,057
Pegasystems, Inc.	53,200	1,484,280
Perficient, Inc. *	53,497	1,188,703
PFSweb, Inc. *	18,923	187,527
Planet Payment, Inc. *	66,200	310,478
Progress Software Corp. *	79,220	2,302,133

16

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Proofpoint, Inc. *	62,900	4,772,223
PROS Holdings, Inc. *	41,600	772,928
Q2 Holdings, Inc. *	39,493	1,172,152
QAD, Inc., Class A	14,100	266,772
Qlik Technologies, Inc. *	144,721	4,370,574
Qualys, Inc. *	39,426	1,237,582
QuinStreet, Inc. *	44,900	162,987
Quotient Technology, Inc. *	99,132	1,255,011
Rapid7, Inc. *	31,100	434,778
RealNetworks, Inc. *	52,657	228,005
RealPage, Inc. *	82,900	2,084,935
Reis, Inc.	11,900	300,832
RetailMeNot, Inc. *	65,800	549,430
Rightside Group Ltd. *	17,500	210,000
RingCentral, Inc., Class A *	90,868	2,092,690
Rosetta Stone, Inc. *	31,000	238,700
Rovi Corp. *	124,536	2,342,522
Sapiens International Corp. N.V.	33,066	422,583
Science Applications International Corp.	65,384	3,972,732
SecureWorks Corp., Class A *(b)	9,300	137,733
ServiceSource International, Inc. *	105,500	476,860
Shutterstock, Inc. *(b)	28,260	1,556,843
Silver Spring Networks, Inc. *	60,200	756,714
SPS Commerce, Inc. *	25,500	1,614,660
Stamps.com, Inc. *(b)	24,800	1,879,964
Sykes Enterprises, Inc. *	60,293	1,850,392
Synchronoss Technologies, Inc. *	63,662	2,377,139
Syntel, Inc. *	49,817	2,257,208
Take-Two Interactive Software, Inc. *	129,712	5,211,828
Tangoe, Inc. *	45,200	365,668
TechTarget, Inc. *	31,700	289,104
Telenav, Inc. *	40,000	199,200
TeleTech Holdings, Inc.	27,200	776,288
The Hackett Group, Inc.	40,800	546,312
The Rubicon Project, Inc. *	57,661	814,173
TiVo, Inc. *	150,203	1,583,140
Travelport Worldwide Ltd.	177,362	2,392,613
TrueCar, Inc. *(b)	87,259	817,617
TubeMogul, Inc. *	29,288	328,318
Unisys Corp. *(b)	77,550	768,521
Varonis Systems, Inc. *	15,900	408,471
VASCO Data Security International, Inc. *	45,900	766,989
Verint Systems, Inc. *	94,860	3,345,712
VirnetX Holding Corp. *(b)	65,700	284,481
Virtusa Corp. *	44,900	1,221,280
Web.com Group, Inc. *	66,800	1,259,848
WebMD Health Corp. *	56,470	3,445,235
Workiva, Inc. *	34,700	483,718
Xactly Corp. *	35,400	439,668
XO Group, Inc. *	39,800	725,554
Xura, Inc. *	37,570	933,614
Zendesk, Inc. *	125,294	3,788,891
Zix Corp. *	88,900	360,934
		237,540,169
Technology Hardware & Equipment 5.1%
3D Systems Corp. *	165,900	2,221,401
ADTRAN, Inc.	79,800	1,452,360
Security	Number of Shares	Value ($)
Aerohive Networks, Inc. *	31,800	232,458
Agilysys, Inc. *	24,000	274,080
Anixter International, Inc. *	44,824	2,746,815
Applied Optoelectronics, Inc. *(b)	23,900	282,976
Avid Technology, Inc. *	43,642	284,109
AVX Corp.	72,454	989,722
Badger Meter, Inc.	21,940	1,530,096
Bel Fuse, Inc., Class B	14,100	288,909
Belden, Inc.	64,108	4,693,347
Benchmark Electronics, Inc. *	75,094	1,760,203
Black Box Corp.	24,092	328,856
CalAmp Corp. *	53,500	759,700
Calix, Inc. *	62,600	483,272
Ciena Corp. *	211,574	4,060,105
Clearfield, Inc. *(b)	16,700	334,167
Coherent, Inc. *	35,689	3,784,818
Comtech Telecommunications Corp.	25,300	330,671
Control4 Corp. *	31,800	276,978
CPI Card Group, Inc. (b)	30,300	143,016
Cray, Inc. *	62,100	1,959,876
CTS Corp.	52,200	997,542
Daktronics, Inc.	59,300	383,671
Diebold, Inc.	95,833	2,706,324
Digi International, Inc. *	33,900	376,629
DTS, Inc. *	24,942	693,138
Eastman Kodak Co. *	25,900	438,746
Electro Rent Corp.	25,200	389,844
Electro Scientific Industries, Inc. *	42,900	290,433
Electronics For Imaging, Inc. *	72,388	3,206,065
EMCORE Corp. *	34,290	222,199
ePlus, Inc. *	9,200	773,812
Extreme Networks, Inc. *	166,900	649,241
Fabrinet *	52,500	1,982,400
FARO Technologies, Inc. *	25,200	878,976
Finisar Corp. *	165,200	3,099,152
Harmonic, Inc. *	123,200	405,328
II-VI, Inc. *	90,100	1,811,010
Immersion Corp. *	46,379	348,306
Infinera Corp. *	215,904	1,891,319
Insight Enterprises, Inc. *	55,100	1,465,660
InterDigital, Inc.	55,700	3,289,085
InvenSense, Inc. *	133,100	902,418
Itron, Inc. *	52,369	2,235,633
Ixia *	90,364	1,039,186
Kimball Electronics, Inc. *	49,900	629,738
Knowles Corp. *	133,397	1,792,856
KVH Industries, Inc. *	30,800	279,356
Littelfuse, Inc.	34,800	4,350,696
Lumentum Holdings, Inc. *	77,700	2,350,425
Maxwell Technologies, Inc. *	50,000	275,000
Mesa Laboratories, Inc.	4,800	555,024
Methode Electronics, Inc.	56,200	1,968,686
MTS Systems Corp.	22,575	1,070,732
NETGEAR, Inc. *	50,000	2,571,500
NetScout Systems, Inc. *	139,600	3,906,008
Nimble Storage, Inc. *	97,277	723,741
Novanta, Inc. *	57,700	906,467
Oclaro, Inc. *(b)	137,300	786,729
OSI Systems, Inc. *	27,700	1,647,319
Park Electrochemical Corp.	32,946	533,725
PC Connection, Inc.	17,700	456,837

    17

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Plantronics, Inc.	50,730	2,447,215
Plexus Corp. *	50,462	2,318,224
Polycom, Inc. *	202,800	2,512,692
Pure Storage, Inc., Class A *	94,300	1,188,180
QLogic Corp. *	128,068	1,987,615
Radisys Corp. *	56,700	273,294
Rofin-Sinar Technologies, Inc. *	45,436	1,435,778
Rogers Corp. *	27,867	1,907,218
Sanmina Corp. *	112,400	2,848,216
ScanSource, Inc. *	40,305	1,653,714
ShoreTel, Inc. *	105,257	772,586
Silicom Ltd.	8,600	311,836
Silicon Graphics International Corp. *	53,400	288,360
Sonus Networks, Inc. *	72,111	621,597
Stratasys Ltd. *	77,206	1,616,694
Super Micro Computer, Inc. *	60,326	1,300,025
SYNNEX Corp.	44,800	4,503,744
Systemax, Inc. *	14,500	129,775
Tech Data Corp. *	54,367	4,236,820
TTM Technologies, Inc. *	110,892	1,103,375
Ubiquiti Networks, Inc. *(b)	40,572	1,814,380
Universal Display Corp. *	63,952	4,530,360
USA Technologies, Inc. *(b)	56,300	265,736
ViaSat, Inc. *	68,219	5,036,609
Viavi Solutions, Inc. *	359,100	2,560,383
Vishay Intertechnology, Inc.	212,428	2,831,665
Vishay Precision Group, Inc. *	16,500	216,975
		135,211,957
Telecommunication Services 0.8%
ATN International, Inc.	16,000	1,176,320
Boingo Wireless, Inc. *	51,500	471,740
Cincinnati Bell, Inc. *	340,645	1,703,225
Cogent Communications Holdings, Inc.	61,500	2,627,895
Consolidated Communications Holdings, Inc.	77,374	2,162,603
FairPoint Communications, Inc. *	28,900	467,891
General Communication, Inc., Class A *	46,100	709,479
Globalstar, Inc. *(b)	578,889	688,878
Hawaiian Telcom Holdco, Inc. *	9,713	215,629
IDT Corp., Class B	25,400	387,604
Inteliquent, Inc.	54,500	1,119,975
Intelsat S.A. *	40,100	92,230
Iridium Communications, Inc. *(b)	133,700	1,200,626
Lumos Networks Corp. *	37,200	435,240
NII Holdings, Inc. *	81,100	246,544
ORBCOMM, Inc. *	99,300	1,051,587
pdvWireless, Inc. *(b)	15,305	329,057
Shenandoah Telecommunications Co.	71,200	2,924,896
Spok Holdings, Inc.	30,100	556,248
Straight Path Communications, Inc., Class B *(b)	13,015	237,394
Vonage Holdings Corp. *	292,300	1,733,339
Windstream Holdings, Inc. (b)	149,664	1,393,372
		21,931,772
Security	Number of Shares	Value ($)
Transportation 1.5%
Air Transport Services Group, Inc. *	81,500	1,180,120
Allegiant Travel Co.	20,381	2,644,842
ArcBest Corp.	40,572	759,102
Atlas Air Worldwide Holdings, Inc. *	37,500	1,621,125
Celadon Group, Inc.	39,100	322,966
Costamare, Inc. (b)	40,200	393,558
Covenant Transport Group, Inc., Class A *	21,294	479,754
Echo Global Logistics, Inc. *	45,275	1,121,009
Forward Air Corp.	46,382	2,146,559
Hawaiian Holdings, Inc. *	80,900	3,683,377
Heartland Express, Inc.	75,400	1,396,408
Hub Group, Inc., Class A *	52,798	2,161,550
Knight Transportation, Inc.	102,600	3,060,558
Marten Transport Ltd.	35,365	765,652
Matson, Inc.	65,831	2,460,104
P.A.M. Transportation Services, Inc. *	4,000	80,120
Park-Ohio Holdings Corp.	13,600	405,008
Radiant Logistics, Inc. *	36,754	116,143
Roadrunner Transportation Systems, Inc. *	40,900	309,613
Saia, Inc. *	37,900	1,094,931
Scorpio Bulkers, Inc. *(b)	40,575	133,492
SkyWest, Inc.	76,212	2,192,619
Swift Transportation Co. *	115,700	2,227,225
Universal Logistics Holdings, Inc.	11,747	175,618
USA Truck, Inc. *	14,200	273,776
Virgin America, Inc. *	29,901	1,672,064
Werner Enterprises, Inc.	67,949	1,706,879
Wesco Aircraft Holdings, Inc. *	93,300	1,198,905
XPO Logistics, Inc. *(b)	151,202	4,478,603
YRC Worldwide, Inc. *	47,400	562,638
		40,824,318
Utilities 4.0%
ALLETE, Inc.	75,399	4,814,226
American States Water Co.	58,600	2,531,520
Artesian Resources Corp., Class A	10,500	357,945
Atlantic Power Corp. (b)	168,800	425,376
Atlantica Yield plc (b)	92,484	1,863,553
Avista Corp.	97,730	4,251,255
Black Hills Corp.	79,298	4,999,739
California Water Service Group	71,774	2,420,937
Chesapeake Utilities Corp.	23,400	1,499,238
Connecticut Water Service, Inc.	18,400	939,320
Consolidated Water Co., Ltd.	20,376	273,650
Delta Natural Gas Co., Inc.	12,200	321,958
Dynegy, Inc. *	182,700	2,764,251
El Paso Electric Co.	63,303	3,018,287
Genie Energy Ltd., Class B *	16,911	108,569
Global Water Resources, Inc. (b)	15,000	126,900
IDACORP, Inc.	76,243	6,164,246
MGE Energy, Inc.	53,840	3,023,116
Middlesex Water Co.	26,185	1,081,702
New Jersey Resources Corp.	130,300	4,852,372
Northwest Natural Gas Co.	42,495	2,759,625
NorthWestern Corp.	77,269	4,693,319
NRG Yield, Inc., Class A	59,933	1,029,649

18

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NRG Yield, Inc., Class C	98,024	1,758,551
ONE Gas, Inc.	80,200	5,209,792
Ormat Technologies, Inc.	58,273	2,659,580
Otter Tail Corp.	59,153	2,061,482
Pattern Energy Group, Inc.	85,900	2,093,383
PNM Resources, Inc.	119,300	4,099,148
Portland General Electric Co.	136,908	5,978,772
SJW Corp.	24,600	1,042,056
South Jersey Industries, Inc.	124,920	3,982,450
Southwest Gas Corp.	74,096	5,742,440
Spark Energy, Inc., Class A (b)	7,900	195,841
Spire, Inc.	68,471	4,751,887
Talen Energy Corp. *	127,547	1,734,639
TerraForm Global, Inc., Class A *	144,200	501,816
TerraForm Power, Inc., Class A *(b)	136,500	1,605,240
The Empire District Electric Co.	66,300	2,236,299
The York Water Co.	19,200	603,648
Unitil Corp.	22,100	966,654
Vivint Solar, Inc. *(b)	27,000	81,540
WGL Holdings, Inc.	76,233	5,396,534
		107,022,505
Total Common Stock
(Cost $1,995,949,513)		2,652,362,439

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)(e)	224,713	249,431
Omthera Pharmaceutical CVR *(a)(e)	8,400	—
		249,431
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(e)	84,700	254,100
Total Rights
(Cost $462,875)		503,531

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(e)	24,500	—
Total Warrants
(Cost $—)		—

Other Investment Company 3.8% of net assets
Securities Lending Collateral 3.8%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	102,109,797	102,109,797
Total Other Investment Company
(Cost $102,109,797)		102,109,797
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets
Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (d)	23,593,560	23,593,560
Total Short-Term Investment
(Cost $23,593,560)		23,593,560

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $2,134,639,918 and the unrealized appreciation and depreciation were $852,840,850 and ($208,911,441), respectively, with a net unrealized appreciation of $643,929,409.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $617,259 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $99,086,932.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/16/16	110	13,387,000	503,529

    19

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,390,931,848	$—	$—	$2,390,931,848
Real Estate	261,316,863	—	113,728	261,430,591
Rights [1]	—	—	503,531 *	503,531
Warrants [1]	—	—	— *	—
Other Investment Company[1]	102,109,797	—	—	102,109,797
Short-Term Investment[1]	—	23,593,560	—	23,593,560
Total	$2,754,358,508	$23,593,560	$617,259	$2,778,569,327
Other Financial Instruments
Futures Contracts[2]	$503,529	$—	$—	$503,529
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Common Stock	$53,022	($158,396)	($538,465)	$—	($6,543)	$764,110	$—	$113,728
Rights	320,914	2,530	40,656	249,431	($110,000)	—	—	503,531
Total	$373,936	($155,866)	($497,809)	$249,431	($116,543)	$764,110	$—	$617,259
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended July 31, 2016.
20

Schwab Capital Trust
Schwab Total Stock Market Index Fund®
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	3,039,570,313	4,874,688,661
0.0%	Rights	67,392	73,410
0.0%	Warrants	—	—
0.5%	Other Investment Company	26,719,127	26,719,127
0.5%	Short-Term Investment	23,773,227	23,773,227
100.4%	Total Investments	3,090,130,059	4,925,254,425
(0.4%)	Other Assets and Liabilities, Net		(18,773,948)
100.0%	Net Assets		4,906,480,477

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	13,400	233,294
Autoliv, Inc.	18,600	1,967,880
BorgWarner, Inc.	44,800	1,486,464
Cooper Tire & Rubber Co.	8,900	293,611
Cooper-Standard Holding, Inc. *	5,400	475,470
Dana Holding Corp.	35,200	480,128
Delphi Automotive plc	55,685	3,776,557
Dorman Products, Inc. *	5,000	318,500
Drew Industries, Inc.	5,400	494,694
Federal-Mogul Holdings Corp. *	22,200	196,248
Ford Motor Co.	848,040	10,736,186
General Motors Co.	295,685	9,325,905
Gentex Corp.	59,600	1,053,132
Gentherm, Inc. *	13,007	436,515
Harley-Davidson, Inc.	42,093	2,227,561
Horizon Global Corp. *	3,717	48,507
Johnson Controls, Inc.	138,300	6,350,736
Lear Corp.	14,000	1,588,300
Modine Manufacturing Co. *	12,100	116,160
Standard Motor Products, Inc.	7,500	314,550
Stoneridge, Inc. *	13,100	218,508
Strattec Security Corp.	1,500	66,900
Tenneco, Inc. *	10,080	569,722
Tesla Motors, Inc. *(c)	23,594	5,539,635
The Goodyear Tire & Rubber Co.	53,637	1,537,773
Thor Industries, Inc.	7,500	574,050
Tower International, Inc.	5,564	128,417
Visteon Corp.	8,000	560,720
Winnebago Industries, Inc.	7,400	175,824
		51,291,947
Security	Number of Shares	Value ($)
Banks 5.5%
1st Source Corp.	6,080	204,349
Ameris Bancorp	6,348	210,500
Arrow Financial Corp.	12,026	379,901
Associated Banc-Corp.	25,000	465,000
Astoria Financial Corp.	19,300	283,131
Banc of California, Inc.	15,000	332,700
BancFirst Corp.	2,300	150,811
BancorpSouth, Inc.	16,112	383,788
Bank Mutual Corp.	18,268	139,568
Bank of America Corp.	2,175,301	31,520,112
Bank of Hawaii Corp.	10,000	689,200
Bank of the Ozarks, Inc.	22,800	820,572
BankUnited, Inc.	26,896	807,418
Banner Corp.	5,571	232,534
BB&T Corp.	172,807	6,371,394
Beneficial Bancorp, Inc.	29,899	405,430
Berkshire Hills Bancorp, Inc.	8,000	210,960
BNC Bancorp	11,012	267,151
BofI Holding, Inc. *	20,000	336,400
BOK Financial Corp.	3,740	243,960
Boston Private Financial Holdings, Inc.	20,729	251,235
Brookline Bancorp, Inc.	33,705	383,900
Bryn Mawr Bank Corp.	3,400	99,722
Camden National Corp.	2,500	108,700
Capital Bank Financial Corp., Class A	10,300	307,867
Capital City Bank Group, Inc.	6,875	98,381
Capitol Federal Financial, Inc.	21,963	311,216
Cardinal Financial Corp.	3,700	95,312
Cathay General Bancorp	16,006	479,860
CenterState Banks, Inc.	17,590	293,049
Central Pacific Financial Corp.	10,269	251,899
Century Bancorp, Inc., Class A	800	34,928
Chemical Financial Corp.	8,683	359,303
CIT Group, Inc.	38,200	1,320,192
Citigroup, Inc.	614,589	26,925,144
Citizens Financial Group, Inc.	123,800	2,764,454
City Holding Co.	4,800	224,160
Columbia Banking System, Inc.	9,951	301,714
Comerica, Inc.	39,159	1,771,553
Commerce Bancshares, Inc.	19,507	922,486
Community Bank System, Inc.	20,900	922,317
Community Trust Bancorp, Inc.	10,335	359,451
Cullen/Frost Bankers, Inc.	12,600	855,414
CVB Financial Corp.	19,411	319,311
Dime Community Bancshares, Inc.	6,875	118,938
Eagle Bancorp, Inc. *	5,760	296,928
East West Bancorp, Inc.	29,100	995,802
Essent Group Ltd. *	14,900	357,004
EverBank Financial Corp.	47,800	858,488
F.N.B. Corp.	47,061	562,379
Fifth Third Bancorp	166,314	3,156,640
First BanCorp (Puerto Rico) *	56,579	259,698

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Busey Corp.	6,733	151,694
First Citizens BancShares, Inc., Class A	1,900	493,582
First Commonwealth Financial Corp.	24,904	240,324
First Financial Bancorp	10,339	220,324
First Financial Bankshares, Inc. (c)	18,200	621,894
First Financial Corp.	2,600	99,580
First Horizon National Corp.	82,016	1,194,153
First Interstate BancSystem, Inc., Class A	8,900	258,456
First Merchants Corp.	9,041	236,874
First Midwest Bancorp, Inc.	15,825	295,453
First Niagara Financial Group, Inc.	78,465	798,774
First Republic Bank	33,724	2,416,999
First United Corp. *	2,200	22,000
FirstMerit Corp.	27,289	579,345
Flagstar Bancorp, Inc. *	8,060	212,865
Flushing Financial Corp.	6,800	151,708
Fulton Financial Corp.	28,262	385,776
Glacier Bancorp, Inc.	10,497	289,507
Great Southern Bancorp, Inc.	3,400	133,280
Great Western Bancorp, Inc.	13,000	431,210
Hancock Holding Co.	12,344	357,853
Hanmi Financial Corp.	7,000	171,640
Heartland Financial USA, Inc.	2,500	91,800
Heritage Financial Corp.	6,135	107,117
Hilltop Holdings, Inc. *	14,975	326,156
Home BancShares, Inc.	23,000	480,010
Hope Bancorp, Inc.	19,100	293,567
Huntington Bancshares, Inc.	177,099	1,682,441
IBERIABANK Corp.	6,075	379,505
Independent Bank Corp., Massachusetts	5,700	286,197
Independent Bank Corp., Michigan	16,731	257,323
International Bancshares Corp.	13,484	369,731
Investors Bancorp, Inc.	78,997	897,406
JPMorgan Chase & Co.	772,963	49,446,443
Kearny Financial Corp.	12,423	161,747
KeyCorp	192,190	2,248,623
Lakeland Financial Corp.	3,700	189,995
LegacyTexas Financial Group, Inc.	8,700	248,124
LendingTree, Inc. *(c)	2,444	246,795
M&T Bank Corp.	35,266	4,040,073
MainSource Financial Group, Inc.	5,535	123,264
MB Financial, Inc.	13,857	531,970
Merchants Bancshares, Inc.	3,650	115,997
MGIC Investment Corp. *	102,800	739,132
MutualFirst Financial, Inc.	2,000	57,460
National Bank Holdings Corp., Class A	12,800	256,384
Nationstar Mortgage Holdings, Inc. *(c)	10,200	128,826
NBT Bancorp, Inc.	11,500	342,930
New York Community Bancorp, Inc.	114,285	1,651,418
Northfield Bancorp, Inc.	15,765	235,371
Northrim BanCorp, Inc.	4,281	121,580
Northwest Bancshares, Inc.	19,350	288,509
OceanFirst Financial Corp.	7,150	134,849
Ocwen Financial Corp. *	18,620	37,240
OFG Bancorp	8,163	86,609
Old National Bancorp	16,800	221,088
Security	Number of Shares	Value ($)
Oritani Financial Corp.	6,000	97,320
PacWest Bancorp	24,833	1,026,845
Park National Corp.	4,845	433,724
People's United Financial, Inc.	79,087	1,198,959
Peoples Financial Corp. *	3,000	31,200
PHH Corp. *	22,086	322,676
Pinnacle Financial Partners, Inc.	6,475	343,887
Popular, Inc.	19,720	664,367
Premier Financial Bancorp, Inc.	2,645	47,187
PrivateBancorp, Inc.	21,000	928,200
Prosperity Bancshares, Inc.	17,300	883,857
Provident Financial Holdings, Inc.	4,350	84,782
Provident Financial Services, Inc.	14,017	282,443
Radian Group, Inc.	34,300	442,470
Regions Financial Corp.	273,873	2,511,415
Renasant Corp.	8,910	287,080
Republic Bancorp, Inc., Class A	6,521	194,391
S&T Bancorp, Inc.	12,400	316,076
Sandy Spring Bancorp, Inc.	5,900	176,056
Seacoast Banking Corp. of Florida *	3,936	62,858
ServisFirst Bancshares, Inc.	5,000	253,150
Shore Bancshares, Inc.	1,250	14,700
Signature Bank *	11,500	1,382,760
Simmons First National Corp., Class A	11,900	546,805
South State Corp.	5,584	407,129
Southside Bancshares, Inc.	5,226	159,863
Southwest Bancorp, Inc.	7,800	151,476
State Bank Financial Corp.	6,200	135,656
Sterling Bancorp	19,185	324,035
Stock Yards Bancorp, Inc.	5,505	162,618
Suffolk Bancorp	4,600	151,386
Sun Bancorp, Inc. *	3,863	82,436
SunTrust Banks, Inc.	106,857	4,518,983
SVB Financial Group *	11,800	1,184,956
Synovus Financial Corp.	28,042	853,598
Talmer Bancorp, Inc., Class A	15,000	315,300
TCF Financial Corp.	32,100	436,239
Texas Capital Bancshares, Inc. *	7,800	378,612
TFS Financial Corp.	34,200	622,440
The First of Long Island Corp.	6,000	182,100
The PNC Financial Services Group, Inc.	105,342	8,706,516
Timberland Bancorp, Inc.	2,000	29,940
Tompkins Financial Corp.	4,024	292,706
Towne Bank	21,600	495,720
TriCo Bancshares	5,682	147,846
TrustCo Bank Corp.	20,657	136,956
Trustmark Corp.	32,862	857,698
U.S. Bancorp	341,837	14,415,266
UMB Financial Corp.	7,774	430,757
Umpqua Holdings Corp.	51,951	791,214
Union Bankshares Corp.	12,893	346,048
United Bankshares, Inc.	12,300	471,090
United Community Banks, Inc.	11,678	224,685
United Financial Bancorp, Inc.	14,699	193,292
Valley National Bancorp	77,242	700,585
Walker & Dunlop, Inc. *	9,700	229,599
Walter Investment Management Corp. *(c)	5,325	15,283
Washington Federal, Inc.	14,942	373,550
Washington Trust Bancorp, Inc.	3,600	136,656

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Webster Financial Corp.	21,963	789,789
Wells Fargo & Co.	977,413	46,886,502
WesBanco, Inc.	7,756	239,816
Westamerica Bancorp	5,200	244,608
Western Alliance Bancorp *	16,600	564,898
Wilshire Bancorp, Inc.	9,900	106,326
Wintrust Financial Corp.	8,900	469,920
WSFS Financial Corp.	6,000	211,140
Yadkin Financial Corp.	9,200	231,748
Zions Bancorp	42,725	1,191,173
		269,942,657
Capital Goods 7.3%
3M Co.	128,157	22,858,082
A.O. Smith Corp.	17,500	1,625,575
AAON, Inc.	10,279	272,188
AAR Corp.	8,400	202,944
Actuant Corp., Class A	10,280	244,150
Acuity Brands, Inc.	9,100	2,388,113
AECOM *	31,725	1,125,920
Aegion Corp. *	4,300	88,236
Aerojet Rocketdyne Holdings, Inc. *	11,600	218,776
Aerovironment, Inc. *	4,200	119,070
AGCO Corp.	15,462	744,650
Air Lease Corp.	17,400	501,294
Aircastle Ltd.	14,100	313,302
Alamo Group, Inc.	2,500	167,825
Albany International Corp., Class A	6,718	284,373
Allegion plc	17,433	1,261,975
Allison Transmission Holdings, Inc.	38,555	1,111,155
Altra Industrial Motion Corp.	4,300	122,120
American Railcar Industries, Inc.	4,500	189,045
American Science & Engineering, Inc.	2,000	73,820
American Superconductor Corp. *	520	4,774
American Woodmark Corp. *	4,000	296,920
AMETEK, Inc.	50,659	2,382,493
Apogee Enterprises, Inc.	6,600	308,550
Applied Industrial Technologies, Inc.	6,525	306,349
Armstrong Flooring, Inc. *	4,247	84,643
Armstrong World Industries, Inc. *	8,495	360,783
Astec Industries, Inc.	5,700	343,596
Astronics Corp. *	2,550	97,588
AZZ, Inc.	5,700	353,856
B/E Aerospace, Inc.	22,900	1,095,421
Babcock & Wilcox Enterprises, Inc. *	8,700	133,632
Barnes Group, Inc.	11,200	424,816
Beacon Roofing Supply, Inc. *	16,100	757,022
Briggs & Stratton Corp.	11,400	259,122
Builders FirstSource, Inc. *	17,100	220,419
BWX Technologies, Inc.	24,900	916,569
Carlisle Cos., Inc.	15,000	1,549,350
Caterpillar, Inc.	121,269	10,036,222
Chart Industries, Inc. *	4,400	132,088
Chicago Bridge & Iron Co., N.V.	17,800	601,818
CIRCOR International, Inc.	3,750	213,525
CLARCOR, Inc.	14,800	921,448
Colfax Corp. *	32,600	957,136
Columbus McKinnon Corp.	4,300	71,337
Comfort Systems USA, Inc.	7,700	233,926
Crane Co.	13,000	809,900
Security	Number of Shares	Value ($)
Cubic Corp.	4,500	183,780
Cummins, Inc.	32,400	3,977,748
Curtiss-Wright Corp.	9,100	809,809
Deere & Co.	63,754	4,954,323
DigitalGlobe, Inc. *	12,322	332,201
Donaldson Co., Inc.	36,200	1,307,906
Dover Corp.	38,161	2,725,840
Ducommun, Inc. *	3,200	61,888
DXP Enterprises, Inc. *	1,700	28,288
Dycom Industries, Inc. *	5,300	498,465
Dynamic Materials Corp.	6,800	69,632
Eaton Corp. plc	99,177	6,288,814
EMCOR Group, Inc.	12,700	707,390
Emerson Electric Co.	137,908	7,709,057
Encore Wire Corp.	4,600	172,638
EnerSys	7,500	467,625
Engility Holdings, Inc. *	4,116	119,529
EnPro Industries, Inc.	4,900	224,175
ESCO Technologies, Inc.	3,900	165,165
Esterline Technologies Corp. *	5,900	358,897
Fastenal Co.	56,432	2,412,468
Federal Signal Corp.	12,800	168,320
Flowserve Corp.	27,700	1,325,445
Fluor Corp.	28,519	1,526,337
Fortive Corp. *	62,287	3,002,856
Fortune Brands Home & Security, Inc.	35,900	2,271,393
Franklin Electric Co., Inc.	9,700	375,584
FreightCar America, Inc.	2,500	37,250
FuelCell Energy, Inc. *(c)	43,250	233,117
GATX Corp.	8,900	398,097
Generac Holdings, Inc. *	12,500	472,375
General Cable Corp.	6,700	98,691
General Dynamics Corp.	60,800	8,930,912
General Electric Co.	1,953,100	60,819,534
Gibraltar Industries, Inc. *	6,300	222,264
Graco, Inc.	10,812	800,196
Granite Construction, Inc.	8,150	405,707
Great Lakes Dredge & Dock Corp. *	11,600	51,504
Griffon Corp.	15,100	258,814
H&E Equipment Services, Inc.	6,800	126,616
Hardinge, Inc.	4,800	48,480
Harsco Corp.	11,300	110,627
HD Supply Holdings, Inc. *	51,900	1,878,261
HEICO Corp.	5,175	359,714
HEICO Corp., Class A	6,000	346,020
Herc Holdings, Inc. *	5,820	205,737
Hexcel Corp.	21,200	915,204
Hillenbrand, Inc.	17,800	575,830
Honeywell International, Inc.	160,780	18,703,537
Hubbell, Inc.	11,300	1,218,479
Huntington Ingalls Industries, Inc.	10,672	1,841,774
Hyster-Yale Materials Handling, Inc.	2,300	146,717
IDEX Corp.	19,025	1,708,255
IES Holdings, Inc. *	5,105	79,383
Illinois Tool Works, Inc.	67,100	7,743,340
Ingersoll-Rand plc	51,700	3,425,642
ITT, Inc.	15,000	475,650
Jacobs Engineering Group, Inc. *	21,700	1,161,384
John Bean Technologies Corp.	4,983	333,462
Joy Global, Inc.	17,550	484,906
Kadant, Inc.	3,001	164,875

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kaman Corp.	5,700	246,012
KBR, Inc.	24,000	336,480
Kennametal, Inc.	14,700	365,442
KLX, Inc. *	21,600	697,680
Kratos Defense & Security Solutions, Inc. *	10,180	44,894
L-3 Communications Holdings, Inc.	16,200	2,456,406
L.B. Foster Co., Class A	1,400	14,672
Lawson Products, Inc. *	5,500	90,200
Layne Christensen Co. *	4,500	36,000
Lennox International, Inc.	7,471	1,171,453
Lincoln Electric Holdings, Inc.	13,600	844,016
Lindsay Corp.	3,100	217,496
Lockheed Martin Corp.	55,535	14,035,361
Lydall, Inc. *	5,500	245,740
Manitowoc Foodservice, Inc. *	23,200	425,488
Masco Corp.	69,200	2,524,416
Masonite International Corp. *	12,700	886,841
MasTec, Inc. *	15,750	385,087
Mercury Systems, Inc. *	7,800	202,176
Meritor, Inc. *	22,600	189,388
Moog, Inc., Class A *	7,587	417,816
MRC Global, Inc. *	15,600	206,388
MSC Industrial Direct Co., Inc., Class A	12,000	861,960
Mueller Industries, Inc.	11,800	401,672
Mueller Water Products, Inc., Class A	23,139	274,429
MYR Group, Inc. *	8,500	209,695
National Presto Industries, Inc.	2,900	259,666
Navistar International Corp. *	11,600	148,712
NCI Building Systems, Inc. *	14,480	234,866
NN, Inc.	1,800	30,366
Nordson Corp.	9,500	838,755
Nortek, Inc. *	3,200	278,016
Northrop Grumman Corp.	37,659	8,158,069
NOW, Inc. *	18,205	333,334
Omega Flex, Inc.	700	23,877
Orbital ATK, Inc.	11,194	975,221
Oshkosh Corp.	14,300	787,787
Owens Corning	26,800	1,417,988
PACCAR, Inc.	75,022	4,424,047
Parker-Hannifin Corp.	26,900	3,071,711
Pentair plc	42,885	2,736,921
PGT, Inc. *	10,000	120,000
Powell Industries, Inc.	2,800	103,152
Preformed Line Products Co.	1,000	48,870
Primoris Services Corp.	6,900	124,545
Proto Labs, Inc. *	4,800	264,192
Quanex Building Products Corp.	6,125	122,439
Quanta Services, Inc. *	46,271	1,184,538
Raven Industries, Inc.	5,600	116,256
Raytheon Co.	62,177	8,675,557
RBC Bearings, Inc. *	6,000	456,180
Regal Beloit Corp.	8,700	530,787
Rexnord Corp. *	29,900	636,571
Rockwell Automation, Inc.	28,431	3,252,506
Rockwell Collins, Inc.	27,200	2,301,664
Roper Technologies, Inc.	20,959	3,570,575
Rush Enterprises, Inc., Class A *	8,200	188,436
Sensata Technologies Holding N.V. *	34,800	1,319,616
Security	Number of Shares	Value ($)
Simpson Manufacturing Co., Inc.	6,200	252,960
Snap-on, Inc.	12,280	1,930,048
SolarCity Corp. *(c)	13,500	360,450
Spirit AeroSystems Holdings, Inc., Class A *	31,100	1,349,118
SPX Corp. *	7,110	107,645
SPX FLOW, Inc. *	7,110	193,961
Standex International Corp.	3,000	266,400
Stanley Black & Decker, Inc.	32,213	3,920,322
Sun Hydraulics Corp.	5,600	169,120
TASER International, Inc. *	11,800	341,728
Teledyne Technologies, Inc. *	6,757	709,485
Tennant Co.	4,200	269,136
Terex Corp.	18,400	444,176
Textainer Group Holdings Ltd. (c)	9,500	112,860
Textron, Inc.	56,100	2,187,900
The Boeing Co.	126,236	16,872,704
The Gorman-Rupp Co.	5,141	139,270
The Greenbrier Cos., Inc. (c)	5,800	190,414
The KEYW Holding Corp. *	8,400	86,016
The Manitowoc Co., Inc.	23,200	129,224
The Middleby Corp. *	11,500	1,384,370
The Timken Co.	13,100	438,195
The Toro Co.	10,600	974,670
Thermon Group Holdings, Inc. *	9,500	191,710
Titan International, Inc.	6,925	45,774
Titan Machinery, Inc. *	3,600	40,356
TransDigm Group, Inc. *	11,800	3,298,336
Trex Co., Inc. *	5,400	261,900
TriMas Corp. *	9,293	166,066
Trinity Industries, Inc.	28,300	656,843
Triton International Ltd.	6,000	100,740
Triumph Group, Inc.	8,100	249,723
Tutor Perini Corp. *	7,100	178,352
United Rentals, Inc. *	18,900	1,505,763
United Technologies Corp.	163,228	17,571,494
Universal Forest Products, Inc.	4,600	497,352
USG Corp. *	28,300	796,928
Valmont Industries, Inc.	4,300	563,085
Vectrus, Inc. *	1,938	60,369
Veritiv Corp. *	1,466	61,895
Vicor Corp. *	9,900	104,940
W.W. Grainger, Inc.	12,100	2,648,085
Wabash National Corp. *	11,200	162,176
WABCO Holdings, Inc. *	10,233	1,026,063
Wabtec Corp.	19,456	1,332,736
Watsco, Inc.	6,800	979,472
Watts Water Technologies, Inc., Class A	11,800	729,830
WESCO International, Inc. *	8,100	451,494
Woodward, Inc.	10,500	614,670
Xylem, Inc.	41,800	1,998,458
		358,461,053
Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	13,900	517,219
Acacia Research Corp.	15,600	84,396
ACCO Brands Corp. *	42,001	472,091
AMREP Corp. *	2,500	14,025
ARC Document Solutions, Inc. *	7,000	27,580
Brady Corp., Class A	6,400	205,696

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Casella Waste Systems, Inc., Class A *	13,300	124,488
CDI Corp.	5,500	34,760
CEB, Inc.	5,500	330,220
Cenveo, Inc. *	912	8,938
Cintas Corp.	19,650	2,107,855
Clean Harbors, Inc. *	19,900	1,023,258
CompX International, Inc.	2,000	23,800
Copart, Inc. *	27,218	1,372,876
Covanta Holding Corp.	26,400	422,928
CRA International, Inc. *	4,200	116,004
Deluxe Corp.	12,100	817,839
Ennis, Inc.	6,500	112,580
Equifax, Inc.	23,895	3,165,132
Essendant, Inc.	5,800	116,232
Exponent, Inc.	6,600	335,346
FTI Consulting, Inc. *	5,700	244,188
G&K Services, Inc., Class A	4,100	328,861
GP Strategies Corp. *	1,500	31,440
Healthcare Services Group, Inc.	20,256	786,135
Heidrick & Struggles International, Inc.	5,000	97,300
Herman Miller, Inc.	8,700	285,099
HNI Corp.	12,700	662,051
Hudson Global, Inc.	3,220	6,537
Huron Consulting Group, Inc. *	5,000	307,350
ICF International, Inc. *	6,500	268,970
IHS Markit Ltd. *	54,060	1,878,044
InnerWorkings, Inc. *	7,400	62,974
Insperity, Inc.	6,800	533,732
Interface, Inc.	8,400	150,024
KAR Auction Services, Inc.	29,400	1,257,438
Kelly Services, Inc., Class A	5,700	116,679
Kforce, Inc.	7,105	126,895
Kimball International, Inc., Class B	9,100	103,649
Knoll, Inc.	7,000	176,750
Korn/Ferry International	6,600	151,866
ManpowerGroup, Inc.	14,537	1,008,868
Mastech Holdings, Inc. *	675	5,177
Matthews International Corp., Class A	5,300	318,583
McGrath RentCorp	4,600	146,602
Mistras Group, Inc. *	4,000	100,240
Mobile Mini, Inc.	14,700	477,897
MSA Safety, Inc.	8,700	486,156
Multi-Color Corp.	4,625	298,683
Navigant Consulting, Inc. *	14,000	275,940
Nielsen Holdings plc	75,100	4,044,886
NL Industries, Inc. *	7,800	23,166
On Assignment, Inc. *	6,500	240,175
Performant Financial Corp. *	7,700	16,170
Pitney Bowes, Inc.	35,500	685,505
Quad Graphics, Inc.	9,800	248,528
R.R. Donnelley & Sons Co.	36,638	656,553
Republic Services, Inc.	47,845	2,452,535
Resources Connection, Inc.	11,300	168,370
Robert Half International, Inc.	26,900	982,926
Rollins, Inc.	21,927	617,903
RPX Corp. *	10,300	103,721
Steelcase, Inc., Class A	11,500	166,750
Stericycle, Inc. *	16,600	1,498,482
Team, Inc. *	4,548	125,570
Security	Number of Shares	Value ($)
Tetra Tech, Inc.	13,131	432,404
The Advisory Board Co. *	13,800	576,288
The Brink's Co.	7,100	233,022
The Dun & Bradstreet Corp.	7,840	1,013,320
TransUnion *	16,900	552,968
TRC Cos., Inc. *	3,350	23,517
TriNet Group, Inc. *	11,600	251,604
TrueBlue, Inc. *	10,100	225,533
Tyco International plc	86,958	3,962,676
UniFirst Corp.	3,700	432,456
US Ecology, Inc.	3,500	158,550
Verisk Analytics, Inc. *	31,000	2,643,680
Viad Corp.	3,625	126,223
Virco Manufacturing Corp. *	1,170	5,277
WageWorks, Inc. *	11,900	735,539
Waste Management, Inc.	84,110	5,561,353
West Corp.	11,812	261,163
		51,354,204
Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,400	37,464
Beazer Homes USA, Inc. *	10,835	103,907
Brunswick Corp.	18,400	913,008
CalAtlantic Group, Inc.	12,527	453,603
Callaway Golf Co.	31,065	332,395
Carter's, Inc.	9,400	951,750
Cavco Industries, Inc. *	1,610	160,002
Coach, Inc.	66,208	2,854,227
Columbia Sportswear Co.	6,900	395,025
Crocs, Inc. *	15,000	169,950
CSS Industries, Inc.	4,800	126,288
D.R. Horton, Inc.	64,190	2,110,567
Deckers Outdoor Corp. *	7,500	495,075
Ethan Allen Interiors, Inc.	10,200	354,246
Flexsteel Industries, Inc.	1,900	78,090
Foamex International, Inc. *(b)(f)	2,278	—
Fossil Group, Inc. *	7,662	242,119
G-III Apparel Group Ltd. *	11,300	452,339
Garmin Ltd.	22,300	1,211,559
GoPro, Inc., Class A *(c)	20,000	252,800
Hanesbrands, Inc.	78,188	2,084,492
Harman International Industries, Inc.	17,000	1,404,880
Hasbro, Inc.	22,600	1,835,798
Helen of Troy Ltd. *	5,000	498,050
Hovnanian Enterprises, Inc., Class A *	50,500	92,920
Iconix Brand Group, Inc. *	9,600	69,120
iRobot Corp. *	7,300	276,816
JAKKS Pacific, Inc. *(c)	7,500	69,150
Kate Spade & Co. *	27,500	596,475
KB Home	19,700	309,290
La-Z-Boy, Inc.	7,500	226,650
Leggett & Platt, Inc.	28,300	1,487,731
Lennar Corp., Class A	36,290	1,698,372
Libbey, Inc.	7,232	135,166
lululemon athletica, Inc. *	23,957	1,860,261
M.D.C. Holdings, Inc.	9,003	236,959
M/I Homes, Inc. *	3,000	67,650
Marine Products Corp.	405	3,698
Mattel, Inc.	76,700	2,560,246
Meritage Homes Corp. *	15,000	545,850

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Michael Kors Holdings Ltd. *	38,700	2,001,564
Mohawk Industries, Inc. *	12,319	2,573,932
Movado Group, Inc.	5,800	131,022
NACCO Industries, Inc., Class A	1,900	106,913
Nautilus, Inc. *	9,825	185,103
Newell Brands, Inc.	93,301	4,894,570
NIKE, Inc., Class B	279,390	15,506,145
NVR, Inc. *	700	1,193,500
Oxford Industries, Inc.	2,500	142,950
Perry Ellis International, Inc. *	5,500	117,810
Polaris Industries, Inc. (c)	11,781	1,163,374
PulteGroup, Inc.	68,976	1,460,912
PVH Corp.	16,411	1,658,496
Ralph Lauren Corp.	12,400	1,216,316
Sequential Brands Group, Inc. *(c)	18,160	147,641
Skechers U.S.A., Inc., Class A *	25,800	619,716
Skyline Corp. *	2,600	23,972
Smith & Wesson Holding Corp. *	12,400	365,180
Stanley Furniture Co., Inc. *	6,875	16,844
Steven Madden Ltd. *	14,112	494,202
Sturm, Ruger & Co., Inc.	2,700	183,600
Superior Uniform Group, Inc.	3,200	51,424
Taylor Morrison Home Corp., Class A *	9,876	160,485
Tempur Sealy International, Inc. *	13,900	1,051,257
Toll Brothers, Inc. *	31,200	873,912
TopBuild Corp. *	7,688	290,299
TRI Pointe Group, Inc. *	25,000	336,250
Tumi Holdings, Inc. *	9,200	246,100
Tupperware Brands Corp.	9,700	607,996
Under Armour, Inc., Class A *(c)	37,400	1,475,804
Under Armour, Inc., Class C *	37,665	1,344,640
Universal Electronics, Inc. *	5,200	402,168
Vera Bradley, Inc. *	11,000	160,160
VF Corp.	71,900	4,488,717
Vince Holding Corp. *	5,757	28,785
Vista Outdoor, Inc. *	11,074	554,254
Vuzix Corp. *(c)	35,500	292,165
Whirlpool Corp.	17,614	3,388,229
Wolverine World Wide, Inc.	27,500	673,475
		78,383,870
Consumer Services 2.2%
American Public Education, Inc. *	5,600	160,384
Apollo Education Group, Inc. *	16,450	147,885
Aramark	46,800	1,677,780
Ascent Capital Group, Inc., Class A *	3,116	53,034
Belmond Ltd., Class A *	12,600	144,774
Biglari Holdings, Inc. *	279	115,816
BJ's Restaurants, Inc. *	7,300	283,532
Bloomin' Brands, Inc.	20,900	375,782
Bob Evans Farms, Inc.	4,200	154,476
Boyd Gaming Corp. *	21,300	417,693
Bridgepoint Education, Inc. *	13,700	97,681
Bright Horizons Family Solutions, Inc. *	13,712	919,664
Brinker International, Inc.	12,650	596,321
Buffalo Wild Wings, Inc. *	4,800	806,208
Caesars Entertainment Corp. *(c)	8,300	57,270
Career Education Corp. *	25,114	173,538
Security	Number of Shares	Value ($)
Carnival Corp.	95,439	4,458,910
Chipotle Mexican Grill, Inc. *	6,179	2,619,834
Choice Hotels International, Inc.	12,200	589,138
Churchill Downs, Inc.	2,900	380,277
Chuy's Holdings, Inc. *	6,760	227,947
ClubCorp Holdings, Inc.	38,442	557,409
Cracker Barrel Old Country Store, Inc. (c)	5,146	810,032
Darden Restaurants, Inc.	25,500	1,569,780
Denny's Corp. *	21,100	235,476
DeVry Education Group, Inc.	9,400	209,338
Diamond Resorts International, Inc. *	12,100	365,178
DineEquity, Inc.	3,000	244,110
Domino's Pizza, Inc.	12,200	1,797,060
Dover Downs Gaming & Entertainment, Inc. *	5,899	6,076
Dover Motorsports, Inc.	1,400	2,940
Dunkin' Brands Group, Inc.	21,600	978,696
Eldorado Resorts, Inc. *	5,800	83,810
Extended Stay America, Inc.	13,200	186,912
Fiesta Restaurant Group, Inc. *	4,300	96,062
Golden Entertainment, Inc.	3,400	46,274
Graham Holdings Co., Class B	900	452,916
Grand Canyon Education, Inc. *	8,500	357,510
H&R Block, Inc.	54,700	1,301,313
Hilton Worldwide Holdings, Inc.	120,247	2,788,528
Houghton Mifflin Harcourt Co. *	19,600	332,220
Hyatt Hotels Corp., Class A *	9,600	484,224
International Speedway Corp., Class A	6,445	217,648
Interval Leisure Group, Inc.	25,089	451,100
Isle of Capri Casinos, Inc. *	11,800	221,014
ITT Educational Services, Inc. *(c)	5,600	12,656
J Alexander's Holdings, Inc. *	2,846	27,236
Jack in the Box, Inc.	7,000	618,730
K12, Inc. *	12,100	149,798
La Quinta Holdings, Inc. *	15,800	195,446
Las Vegas Sands Corp.	80,700	4,087,455
LifeLock, Inc. *	11,000	184,030
Luby's, Inc. *	6,900	32,016
Marriott International, Inc., Class A	39,208	2,811,214
Marriott Vacations Worldwide Corp.	4,080	311,304
McDonald's Corp.	184,840	21,746,426
MGM Resorts International *	95,500	2,290,090
Monarch Casino & Resort, Inc. *	8,000	186,640
Norwegian Cruise Line Holdings Ltd. *	32,100	1,367,460
Panera Bread Co., Class A *	5,600	1,228,192
Papa John's International, Inc.	6,800	502,860
Penn National Gaming, Inc. *	17,000	255,340
Pinnacle Entertainment, Inc. *	9,800	107,016
Popeyes Louisiana Kitchen, Inc. *	6,600	378,048
Red Robin Gourmet Burgers, Inc. *	2,300	111,228
Regis Corp. *	17,300	232,512
Royal Caribbean Cruises Ltd.	34,300	2,484,692
Ruby Tuesday, Inc. *	33,713	136,201
Scientific Games Corp., Class A *	10,900	116,139
SeaWorld Entertainment, Inc.	12,511	192,669
Service Corp. International	35,000	970,200
ServiceMaster Global Holdings, Inc. *	30,000	1,134,900

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Six Flags Entertainment Corp.	15,600	879,684
Sonic Corp.	12,868	346,278
Sotheby's (c)	11,338	367,238
Speedway Motorsports, Inc.	6,700	118,389
Starbucks Corp.	310,294	18,012,567
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,593,934
Strayer Education, Inc. *	4,300	196,596
Texas Roadhouse, Inc.	16,100	760,242
The Cheesecake Factory, Inc.	7,087	366,611
The Wendy's Co.	50,775	490,486
Vail Resorts, Inc.	7,500	1,073,025
Weight Watchers International, Inc. *(c)	6,500	77,545
Wyndham Worldwide Corp.	23,044	1,636,585
Wynn Resorts Ltd.	15,600	1,528,020
Yum! Brands, Inc.	89,700	8,020,974
		106,592,242
Diversified Financials 4.3%
Affiliated Managers Group, Inc. *	11,217	1,646,431
Ally Financial, Inc.	85,600	1,544,224
American Express Co.	171,903	11,080,867
Ameriprise Financial, Inc.	35,830	3,433,947
Arlington Asset Investment Corp., Class A (c)	6,941	96,688
Artisan Partners Asset Management, Inc., Class A	5,500	153,780
Ashford, Inc. *	103	4,738
Associated Capital Group, Inc., Class A	3,400	101,626
Asta Funding, Inc. *	6,000	64,800
Atlanticus Holdings Corp. *	4,629	13,841
Berkshire Hathaway, Inc., Class B *	397,102	57,289,906
BGC Partners, Inc., Class A	61,300	543,731
BlackRock, Inc.	26,532	9,717,345
Calamos Asset Management, Inc., Class A	5,000	34,800
Capital One Financial Corp.	109,257	7,328,960
Cash America International, Inc.	6,900	295,665
CBOE Holdings, Inc.	20,800	1,431,040
CME Group, Inc.	70,150	7,172,136
Cohen & Steers, Inc.	5,400	232,740
Cowen Group, Inc., Class A *	11,889	37,094
Credit Acceptance Corp. *(c)	2,100	379,407
Discover Financial Services	88,507	5,030,738
E*TRADE Financial Corp. *	53,233	1,335,084
Eaton Vance Corp.	22,700	858,287
Encore Capital Group, Inc. *(c)	5,600	136,696
Enova International, Inc. *	6,313	57,385
Evercore Partners, Inc., Class A	6,500	329,355
EZCORP, Inc., Class A *	20,600	186,636
FactSet Research Systems, Inc.	8,050	1,384,278
FBR & Co.	1,000	15,070
Federated Investors, Inc., Class B	14,650	462,500
Financial Engines, Inc.	21,200	559,468
First Cash Financial Services, Inc.	8,100	415,611
FNFV Group *	16,478	196,583
Franklin Resources, Inc.	74,800	2,707,012
FXCM, Inc., Class A *(c)	1,407	13,535
GAMCO Investors, Inc., Class A	3,400	116,076
Security	Number of Shares	Value ($)
Green Dot Corp., Class A *	10,049	243,186
Greenhill & Co., Inc.	4,500	89,235
Interactive Brokers Group, Inc., Class A	13,600	473,824
Intercontinental Exchange, Inc.	24,986	6,601,301
INTL. FCStone, Inc. *	4,437	129,294
Invesco Ltd.	88,200	2,573,676
Investment Technology Group, Inc.	8,050	134,435
Janus Capital Group, Inc.	26,200	395,620
KCG Holdings, Inc., Class A *	15,533	235,014
Lazard Ltd., Class A	28,600	1,022,164
Legg Mason, Inc.	17,550	599,157
LendingClub Corp. *	51,500	237,930
Leucadia National Corp.	72,450	1,322,937
LPL Financial Holdings, Inc.	22,300	600,985
MarketAxess Holdings, Inc.	8,900	1,438,774
Moody's Corp.	33,600	3,561,936
Morgan Stanley	330,425	9,493,110
Morningstar, Inc.	5,500	465,190
MSCI, Inc.	20,000	1,720,800
Nasdaq, Inc.	26,100	1,846,836
Navient Corp.	72,000	1,022,400
Nelnet, Inc., Class A	6,400	258,624
NewStar Financial, Inc. *	13,500	137,970
Northern Trust Corp.	45,100	3,048,309
NorthStar Asset Management Group, Inc.	33,475	397,013
OneMain Holdings, Inc. *	10,500	302,820
PICO Holdings, Inc. *	3,700	37,296
Piper Jaffray Cos. *	3,950	163,293
PRA Group, Inc. *	9,800	273,028
Raymond James Financial, Inc.	30,750	1,688,175
Resource America, Inc., Class A	4,000	38,960
S&P Global, Inc.	56,461	6,899,534
Santander Consumer USA Holdings, Inc. *	24,000	263,760
SEI Investments Co.	31,100	1,399,500
SLM Corp. *	72,000	517,680
State Street Corp.	86,760	5,707,073
Stifel Financial Corp. *	11,785	416,600
Synchrony Financial *	169,113	4,714,870
T. Rowe Price Group, Inc.	53,900	3,810,191
TD Ameritrade Holding Corp.	56,600	1,718,376
The Bank of New York Mellon Corp.	220,518	8,688,409
The Charles Schwab Corp. (a)	250,126	7,108,581
The First Marblehead Corp. *	750	3,735
The Goldman Sachs Group, Inc.	80,955	12,856,464
Virtus Investment Partners, Inc. (c)	875	73,754
Voya Financial, Inc.	45,389	1,163,320
Waddell & Reed Financial, Inc., Class A	14,750	269,335
Westwood Holdings Group, Inc.	1,785	95,712
WisdomTree Investments, Inc. (c)	20,500	203,770
World Acceptance Corp. *	3,000	130,380
		213,002,416
Energy 6.3%
Abraxas Petroleum Corp. *	36,200	41,992
Adams Resources & Energy, Inc.	2,300	69,621
Alon USA Energy, Inc.	8,700	61,509
Anadarko Petroleum Corp.	108,268	5,903,854

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Antero Resources Corp. *	32,800	859,032
Apache Corp.	77,572	4,072,530
Approach Resources, Inc. *	4,000	6,640
Archrock, Inc.	10,720	95,515
Atwood Oceanics, Inc.	9,500	101,460
Baker Hughes, Inc.	97,965	4,685,666
Basic Energy Services, Inc. *(c)	8,500	5,950
Bill Barrett Corp. *	38,500	229,845
Bonanza Creek Energy, Inc. *(c)	6,200	4,979
Bristow Group, Inc.	6,000	64,860
Cabot Oil & Gas Corp.	100,400	2,476,868
California Resources Corp.	7,032	72,148
Callon Petroleum Co. *	18,200	207,298
CARBO Ceramics, Inc.	3,300	46,530
Carrizo Oil & Gas, Inc. *	13,100	429,680
Cheniere Energy, Inc. *	46,200	1,932,546
Chesapeake Energy Corp. *	136,530	739,993
Chevron Corp.	401,223	41,117,333
Cimarex Energy Co.	20,162	2,419,843
Clayton Williams Energy, Inc. *(c)	2,500	94,275
Clean Energy Fuels Corp. *	17,300	51,727
Cloud Peak Energy, Inc. *	8,700	29,667
Cobalt International Energy, Inc. *	75,700	112,793
Comstock Resources, Inc. *	271,800	223,800
Concho Resources, Inc. *	26,831	3,332,410
ConocoPhillips	262,931	10,732,843
CONSOL Energy, Inc.	44,600	864,348
Contango Oil & Gas Co. *	5,200	47,996
Continental Resources, Inc. *	17,000	748,850
Core Laboratories N.V.	9,800	1,144,738
CVR Energy, Inc. (c)	5,100	75,480
Delek US Holdings, Inc.	10,700	133,964
Denbury Resources, Inc.	57,225	165,952
Devon Energy Corp.	113,260	4,335,593
Diamond Offshore Drilling, Inc.	11,400	259,008
Diamondback Energy, Inc. *	13,721	1,204,567
Dril-Quip, Inc. *	6,700	364,681
Energen Corp.	17,500	829,150
ENGlobal Corp. *	4,000	5,920
Ensco plc, Class A	81,500	747,355
EOG Resources, Inc.	115,548	9,440,272
EP Energy Corp., Class A *(c)	19,147	79,843
EQT Corp.	37,900	2,761,394
Era Group, Inc. *	2,850	25,023
EXCO Resources, Inc. *(c)	51,400	70,932
Exterran Corp. *	5,360	68,179
Exxon Mobil Corp.	879,499	78,231,436
FMC Technologies, Inc. *	46,764	1,186,870
Forum Energy Technologies, Inc. *	11,200	182,896
Frank's International N.V. (c)	14,000	172,480
Geospace Technologies Corp. *	1,800	29,700
Green Plains, Inc.	9,300	210,924
Gulf Island Fabrication, Inc.	4,100	34,686
Gulfmark Offshore, Inc., Class A *	4,100	11,890
Gulfport Energy Corp. *	24,003	698,247
Halcon Resources Corp. *(c)	15,140	6,248
Halliburton Co.	188,444	8,227,465
Harvest Natural Resources, Inc. *	9,300	5,394
Helix Energy Solutions Group, Inc. *	14,064	111,668
Helmerich & Payne, Inc.	29,417	1,822,971
Hess Corp.	55,300	2,966,845
HollyFrontier Corp.	38,654	982,585
Security	Number of Shares	Value ($)
Hornbeck Offshore Services, Inc. *	5,000	39,900
Houston American Energy Corp. *	4,000	820
ION Geophysical Corp. *	926	4,639
Kinder Morgan, Inc.	391,178	7,952,649
Kosmos Energy Ltd. *	31,100	172,605
Laredo Petroleum, Inc. *	22,700	227,454
Marathon Oil Corp.	180,614	2,463,575
Marathon Petroleum Corp.	109,008	4,293,825
Matador Resources Co. *	12,100	255,189
Matrix Service Co. *	8,000	132,560
McDermott International, Inc. *	39,100	202,538
Memorial Resource Development Corp. *	16,000	239,680
Murphy Oil Corp.	29,000	795,470
Nabors Industries Ltd.	70,734	636,606
National Oilwell Varco, Inc.	80,822	2,614,592
Natural Gas Services Group, Inc. *	7,500	188,325
Newfield Exploration Co. *	45,100	1,952,830
Newpark Resources, Inc. *	11,500	72,680
Noble Corp. plc	46,155	340,624
Noble Energy, Inc.	87,679	3,131,894
Northern Oil & Gas, Inc. *(c)	8,200	32,472
Oasis Petroleum, Inc. *	24,200	183,920
Occidental Petroleum Corp.	163,253	12,199,897
Oceaneering International, Inc.	23,100	644,028
Oil States International, Inc. *	8,600	265,912
ONEOK, Inc.	45,929	2,057,160
Pacific Ethanol, Inc. *	10,200	69,666
Panhandle Oil & Gas, Inc., Class A	6,200	101,432
Parker Drilling Co. *	60,300	124,821
Parsley Energy, Inc., Class A *	37,700	1,074,827
Patterson-UTI Energy, Inc.	28,500	552,615
PBF Energy, Inc., Class A	21,913	489,536
PDC Energy, Inc. *	9,300	509,361
PetroQuest Energy, Inc. *	3,300	10,659
PHI, Inc. - Non Voting Shares *	4,000	77,280
Phillips 66	100,365	7,633,762
Pioneer Energy Services Corp. *	13,100	41,265
Pioneer Natural Resources Co.	33,633	5,467,717
QEP Resources, Inc.	49,600	902,720
Range Resources Corp.	40,305	1,624,695
Resolute Energy Corp. *	2,380	16,351
REX American Resources Corp. *	4,875	320,775
Rex Energy Corp. *	8,000	5,187
Rice Energy, Inc. *	28,236	658,464
RigNet, Inc. *	4,141	49,485
Rowan Cos. plc, Class A	20,500	312,420
RPC, Inc. *	16,118	233,550
RSP Permian, Inc. *	12,800	460,160
Sanchez Energy Corp. *	8,700	55,158
Schlumberger Ltd.	294,003	23,673,122
SEACOR Holdings, Inc. *	4,850	274,122
SemGroup Corp., Class A	7,000	202,720
SM Energy Co.	11,200	303,856
Southwestern Energy Co. *	79,675	1,161,661
Spectra Energy Corp.	140,178	5,042,203
Stone Energy Corp. *(c)	43,138	529,735
Superior Energy Services, Inc.	26,099	416,801
Synergy Resources Corp. *	33,100	215,481
Targa Resources Corp.	33,800	1,259,388
Teekay Corp. (c)	8,600	53,320
Tesco Corp.	7,000	46,270

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tesoro Corp.	24,700	1,880,905
TETRA Technologies, Inc. *	12,100	72,721
The Williams Cos., Inc.	138,600	3,322,242
Tidewater, Inc.	7,700	32,879
Transocean Ltd.	67,500	741,825
Unit Corp. *	7,400	92,500
Uranium Energy Corp. *(c)	226,400	217,367
US Silica Holdings, Inc.	10,600	365,382
VAALCO Energy, Inc. *	12,600	10,723
Valero Energy Corp.	101,280	5,294,918
W&T Offshore, Inc. *	7,500	14,925
Weatherford International plc *	195,549	1,110,718
Western Refining, Inc.	12,253	255,475
Westmoreland Coal Co. *	9,600	91,680
Whiting Petroleum Corp. *	42,070	310,056
World Fuel Services Corp.	17,400	828,240
WPX Energy, Inc. *	63,953	638,890
		308,832,632
Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	7,100	948,134
Costco Wholesale Corp.	91,685	15,331,566
CVS Health Corp.	231,037	21,421,751
Ingles Markets, Inc., Class A	4,200	163,086
PriceSmart, Inc.	7,100	552,948
Rite Aid Corp. *	201,480	1,410,360
SpartanNash, Co.	12,540	395,010
Sprouts Farmers Market, Inc. *	35,374	818,201
SUPERVALU, Inc. *	39,532	192,916
Sysco Corp.	107,836	5,584,826
The Andersons, Inc.	3,600	133,128
The Kroger Co.	202,832	6,934,826
United Natural Foods, Inc. *	8,800	439,824
Wal-Mart Stores, Inc.	325,189	23,729,041
Walgreens Boots Alliance, Inc.	181,808	14,408,284
Weis Markets, Inc.	2,400	124,008
Whole Foods Market, Inc.	70,777	2,157,283
		94,745,192
Food, Beverage & Tobacco 5.1%
Alico, Inc.	2,000	59,160
Alliance One International, Inc. *	2,460	42,558
Altria Group, Inc.	415,423	28,124,137
Archer-Daniels-Midland Co.	126,958	5,723,267
B&G Foods, Inc.	15,000	773,850
Blue Buffalo Pet Products, Inc. *	10,000	256,800
Brown-Forman Corp., Class A	5,000	528,300
Brown-Forman Corp., Class B	22,116	2,171,570
Bunge Ltd.	32,100	2,113,464
Cal-Maine Foods, Inc.	5,200	217,880
Calavo Growers, Inc.	4,846	318,770
Campbell Soup Co.	40,100	2,497,027
Coca-Cola Bottling Co. Consolidated	1,248	177,728
ConAgra Foods, Inc.	88,393	4,133,257
Constellation Brands, Inc., Class A	37,169	6,119,132
Darling Ingredients, Inc. *	56,100	885,258
Dean Foods Co.	13,556	250,244
Dr Pepper Snapple Group, Inc.	39,400	3,881,294
Farmer Brothers Co. *	4,500	138,015
Security	Number of Shares	Value ($)
Flowers Foods, Inc.	44,605	820,286
Fresh Del Monte Produce, Inc.	7,900	449,115
General Mills, Inc.	122,838	8,830,824
Hormel Foods Corp.	54,800	2,046,780
Ingredion, Inc.	15,700	2,091,868
J&J Snack Foods Corp.	2,093	254,530
John B. Sanfilippo & Son, Inc.	5,000	233,350
Kellogg Co.	53,400	4,416,714
Lancaster Colony Corp.	3,400	441,864
Landec Corp. *	9,100	104,650
Limoneira Co. (c)	2,900	51,301
McCormick & Co., Inc. - Non Voting Shares	25,100	2,566,475
Mead Johnson Nutrition Co.	39,500	3,523,400
Molson Coors Brewing Co., Class B	39,400	4,025,104
Mondelez International, Inc., Class A	325,224	14,303,352
Monster Beverage Corp. *	31,789	5,106,267
National Beverage Corp. *	6,400	367,104
PepsiCo, Inc.	304,858	33,205,133
Philip Morris International, Inc.	328,409	32,926,286
Pilgrim's Pride Corp.	12,466	289,835
Pinnacle Foods, Inc.	23,600	1,184,956
Post Holdings, Inc. *	11,950	1,035,706
Primo Water Corp. *	1,000	11,980
Reynolds American, Inc.	173,806	8,700,728
Rocky Mountain Chocolate Factory, Inc.	3,427	36,360
Sanderson Farms, Inc.	2,850	249,632
Seaboard Corp. *	100	293,000
Snyder's-Lance, Inc.	12,930	442,982
The Boston Beer Co., Inc., Class A *	2,100	384,048
The Coca-Cola Co.	827,214	36,091,347
The Hain Celestial Group, Inc. *	19,412	1,024,759
The Hershey Co.	31,300	3,466,788
The JM Smucker Co.	24,293	3,745,009
The Kraft Heinz Co.	125,304	10,825,013
The WhiteWave Foods Co. *	40,325	2,237,634
Tootsie Roll Industries, Inc.	8,052	298,971
TreeHouse Foods, Inc. *	12,522	1,292,145
Tyson Foods, Inc., Class A	62,684	4,613,542
Universal Corp.	4,800	284,688
Vector Group Ltd.	15,869	350,546
		251,035,783
Health Care Equipment & Services 5.5%
Abaxis, Inc.	5,600	276,976
Abbott Laboratories	306,143	13,699,899
ABIOMED, Inc. *	10,200	1,203,294
Acadia Healthcare Co., Inc. *	19,600	1,107,400
Accuray, Inc. *	21,200	116,176
Aceto Corp.	7,900	203,109
Adeptus Health, Inc., Class A *(c)	3,700	164,909
Aetna, Inc.	74,185	8,546,854
Air Methods Corp. *	8,700	289,623
Alere, Inc. *	18,541	695,287
Align Technology, Inc. *	16,400	1,462,060
Alliance HealthCare Services, Inc. *	360	2,146
Allscripts Healthcare Solutions, Inc. *	31,560	445,627
Amedisys, Inc. *	10,834	580,161
AmerisourceBergen Corp.	39,596	3,373,183

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AMN Healthcare Services, Inc. *	11,210	474,183
Amsurg Corp. *	10,700	802,607
Analogic Corp.	2,700	226,854
Anika Therapeutics, Inc. *	4,606	229,932
Antares Pharma, Inc. *	28,100	28,100
Anthem, Inc.	56,723	7,449,999
athenahealth, Inc. *	7,800	996,762
Atrion Corp.	616	293,709
Baxter International, Inc.	113,006	5,426,548
Becton, Dickinson & Co.	44,008	7,745,408
BioScrip, Inc. *	8,372	21,432
Boston Scientific Corp. *	294,167	7,142,375
Brookdale Senior Living, Inc. *	33,925	626,595
C.R. Bard, Inc.	15,560	3,481,239
Cantel Medical Corp.	8,034	537,876
Capital Senior Living Corp. *	8,394	163,515
Cardinal Health, Inc.	70,118	5,861,865
Cardiovascular Systems, Inc. *	5,000	98,050
Centene Corp. *	36,341	2,563,858
Cerner Corp. *	62,800	3,918,092
Chemed Corp.	3,900	573,846
Cigna Corp.	53,551	6,905,937
Community Health Systems, Inc. *	23,796	303,875
Computer Programs & Systems, Inc.	3,600	142,704
CONMED Corp.	7,300	296,672
CorVel Corp. *	2,700	122,040
Cross Country Healthcare, Inc. *	12,500	182,750
CryoLife, Inc.	9,050	131,859
Cynosure, Inc., Class A *	5,000	274,800
Danaher Corp.	124,574	10,145,307
DaVita HealthCare Partners, Inc. *	34,300	2,659,622
DENTSPLY SIRONA, Inc.	53,888	3,450,988
DexCom, Inc. *	16,500	1,521,795
Diplomat Pharmacy, Inc. *	9,000	323,370
Edwards Lifesciences Corp. *	46,000	5,267,920
Endologix, Inc. *	13,700	193,307
Envision Healthcare Holdings, Inc. *	38,000	934,420
Express Scripts Holding Co. *	136,852	10,410,332
Five Star Quality Care, Inc. *	14,335	33,974
Glaukos Corp. *	9,400	328,624
Globus Medical, Inc., Class A *	13,900	319,005
Haemonetics Corp. *	16,300	494,216
Halyard Health, Inc. *	8,217	284,226
HCA Holdings, Inc. *	64,300	4,959,459
HealthEquity, Inc. *	8,000	236,160
HealthSouth Corp.	20,600	886,830
HealthStream, Inc. *	6,800	164,764
Healthways, Inc. *	8,100	136,404
HeartWare International, Inc. *	4,100	237,554
Henry Schein, Inc. *	16,100	2,913,778
Hill-Rom Holdings, Inc.	10,200	544,986
HMS Holdings Corp. *	12,200	242,536
Hologic, Inc. *	49,612	1,909,566
Humana, Inc.	31,000	5,349,050
ICU Medical, Inc. *	3,350	391,146
IDEXX Laboratories, Inc. *	23,000	2,157,170
IMS Health Holdings, Inc. *	29,800	894,596
Inovalon Holdings, Inc., Class A *(c)	10,000	186,200
Insulet Corp. *	9,800	346,822
Integer Holdings Corp. *	6,700	148,807
Security	Number of Shares	Value ($)
Integra LifeSciences Holdings Corp. *	5,300	446,631
Interpace Diagnostics Group, Inc. *	2,900	870
Intuitive Surgical, Inc. *	7,950	5,531,292
Invacare Corp.	6,000	69,120
Kindred Healthcare, Inc.	11,559	141,713
Laboratory Corp. of America Holdings *	20,869	2,912,478
Landauer, Inc.	2,100	87,612
LeMaitre Vascular, Inc.	6,800	116,960
LifePoint Health, Inc. *	9,607	568,542
LivaNova plc *	10,400	541,320
Magellan Health, Inc. *	3,907	267,512
Masimo Corp. *	8,500	450,245
McKesson Corp.	48,152	9,368,453
Medidata Solutions, Inc. *	16,500	876,975
MEDNAX, Inc. *	19,600	1,350,636
Medtronic plc	296,388	25,972,480
Meridian Bioscience, Inc.	10,050	194,568
Merit Medical Systems, Inc. *	10,277	240,893
Molina Healthcare, Inc. *	6,550	372,105
National HealthCare Corp.	4,100	264,860
Natus Medical, Inc. *	7,600	298,908
Neogen Corp. *	10,257	565,674
Nevro Corp. *	3,000	248,100
NuVasive, Inc. *	10,000	622,000
Nuvectra Corp. *	2,233	14,760
NxStage Medical, Inc. *	18,700	413,457
Omnicell, Inc. *	7,400	286,232
OraSure Technologies, Inc. *	12,200	83,204
Orthofix International N.V. *	2,800	132,720
Owens & Minor, Inc.	24,200	864,182
Patterson Cos., Inc.	18,800	927,968
PharMerica Corp. *	4,813	127,833
Premier, Inc., Class A *	15,900	519,930
Quality Systems, Inc.	10,500	128,940
Quest Diagnostics, Inc.	28,720	2,480,259
Quidel Corp. *	5,200	118,560
Quorum Health Corp. *	5,949	64,785
ResMed, Inc.	28,000	1,928,640
RTI Surgical, Inc. *	18,100	58,825
SeaSpine Holdings Corp. *	1,766	16,989
Select Medical Holdings Corp. *	22,600	259,900
St. Jude Medical, Inc.	61,200	5,082,048
STERIS plc	19,400	1,376,430
Stryker Corp.	65,300	7,593,084
Surgical Care Affiliates, Inc. *	6,000	312,060
Surmodics, Inc. *	4,200	115,206
Team Health Holdings, Inc. *	14,000	571,760
Teleflex, Inc.	9,600	1,730,976
Tenet Healthcare Corp. *	18,812	575,835
The Cooper Cos., Inc.	11,681	2,131,432
The Ensign Group, Inc.	10,600	227,900
The Providence Service Corp. *	4,800	232,176
The Spectranetics Corp. *	6,700	155,306
Triple-S Management Corp., Class B *	5,300	131,705
U.S. Physical Therapy, Inc.	3,500	208,670
Unilife Corp. *(c)	2,910	10,301
UnitedHealth Group, Inc.	200,481	28,708,879
Universal American Corp.	20,600	157,796

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	18,100	2,344,493
Utah Medical Products, Inc.	2,500	162,675
Varian Medical Systems, Inc. *	21,100	1,999,014
VCA, Inc. *	16,800	1,198,512
Veeva Systems, Inc., Class A *	23,700	900,363
Vocera Communications, Inc. *	3,700	54,723
WellCare Health Plans, Inc. *	8,200	875,760
West Pharmaceutical Services, Inc.	15,800	1,268,424
Wright Medical Group N.V. *	14,965	328,182
Zeltiq Aesthetics, Inc. *	9,601	325,954
Zimmer Biomet Holdings, Inc.	41,600	5,455,424
		271,435,339
Household & Personal Products 1.8%
Avon Products, Inc.	70,000	284,900
Central Garden & Pet Co., Class A *	8,600	195,994
Church & Dwight Co., Inc.	26,400	2,593,536
Colgate-Palmolive Co.	190,409	14,172,142
Coty, Inc., Class A (c)	15,600	419,172
Edgewell Personal Care Co. *	15,533	1,314,247
Elizabeth Arden, Inc. *	3,500	48,650
Energizer Holdings, Inc.	10,933	563,378
Herbalife Ltd. *	11,900	809,319
HRG Group, Inc. *	49,600	738,544
Inter Parfums, Inc.	5,613	182,647
Kimberly-Clark Corp.	75,039	9,721,302
Medifast, Inc.	3,500	123,270
Nu Skin Enterprises, Inc.	9,600	512,640
Nutraceutical International Corp. *	5,000	128,200
Oil-Dri Corp. of America	1,600	59,920
Orchids Paper Products Co.	2,500	76,775
Revlon, Inc., Class A *	5,400	191,646
Spectrum Brands Holdings, Inc.	6,500	837,005
The Clorox Co.	26,400	3,460,248
The Estee Lauder Cos., Inc., Class A	45,700	4,245,530
The Female Health Co. *	7,500	9,450
The Procter & Gamble Co.	564,624	48,326,168
USANA Health Sciences, Inc. *	2,682	368,292
WD-40 Co.	4,600	528,908
		89,911,883
Insurance 2.8%
Aflac, Inc.	85,300	6,165,484
Alleghany Corp. *	3,440	1,869,640
Allied World Assurance Co. Holdings AG	14,700	602,553
Ambac Financial Group, Inc. *	13,400	243,612
American Equity Investment Life Holding Co.	12,600	200,718
American Financial Group, Inc.	18,750	1,370,625
American International Group, Inc.	237,815	12,946,649
American National Insurance Co.	2,300	263,005
AMERISAFE, Inc.	4,000	234,120
AmTrust Financial Services, Inc.	14,628	349,170
Aon plc	56,196	6,016,906
Arch Capital Group Ltd. *	27,000	1,961,010
Argo Group International Holdings Ltd.	6,063	314,609
Security	Number of Shares	Value ($)
Arthur J. Gallagher & Co.	33,400	1,642,946
Aspen Insurance Holdings Ltd.	10,400	477,984
Assurant, Inc.	14,800	1,228,548
Assured Guaranty Ltd.	31,900	854,601
Axis Capital Holdings Ltd.	17,600	978,208
Baldwin & Lyons, Inc., Class B	1,950	51,656
Brown & Brown, Inc.	19,300	707,538
Chubb Ltd.	97,468	12,208,842
Cincinnati Financial Corp.	35,450	2,648,115
Citizens, Inc. *(c)	16,000	133,600
CNA Financial Corp.	6,900	219,627
CNO Financial Group, Inc.	39,000	677,430
Crawford & Co., Class B	5,800	63,684
EMC Insurance Group, Inc.	1,800	49,914
Employers Holdings, Inc.	7,500	213,900
Endurance Specialty Holdings Ltd.	13,423	907,797
Enstar Group Ltd. *	3,300	549,747
Erie Indemnity Co., Class A	6,300	615,447
Everest Re Group Ltd.	8,700	1,644,387
FBL Financial Group, Inc., Class A	5,190	323,700
Federated National Holding Co.	1,500	31,425
First American Financial Corp.	28,600	1,195,766
FNF Group	55,539	2,092,154
Genworth Financial, Inc., Class A *	86,800	248,248
Greenlight Capital Re Ltd., Class A *	7,400	152,662
Horace Mann Educators Corp.	8,300	283,694
Independence Holding Co.	2,970	51,708
Infinity Property & Casualty Corp.	2,500	205,100
Kemper Corp.	7,700	263,879
Lincoln National Corp.	51,626	2,254,507
Loews Corp.	60,174	2,486,991
Maiden Holdings Ltd.	18,900	264,033
Markel Corp. *	3,203	3,038,846
Marsh & McLennan Cos., Inc.	107,900	7,094,425
MBIA, Inc. *	25,250	213,110
Mercury General Corp.	11,600	642,292
MetLife, Inc.	236,703	10,116,686
National General Holdings Corp.	10,400	214,552
National Western Life Group, Inc., Class A	500	94,570
Old Republic International Corp.	43,822	849,270
OneBeacon Insurance Group Ltd., Class A	14,800	207,348
Primerica, Inc.	10,700	551,157
Principal Financial Group, Inc.	55,641	2,594,540
ProAssurance Corp.	12,940	668,480
Prudential Financial, Inc.	92,672	6,977,275
Reinsurance Group of America, Inc.	12,900	1,280,325
RenaissanceRe Holdings Ltd.	8,532	1,002,681
RLI Corp.	9,200	627,164
Safety Insurance Group, Inc.	3,400	216,580
Selective Insurance Group, Inc.	19,300	755,788
State Auto Financial Corp.	5,500	124,190
Stewart Information Services Corp.	3,600	154,116
The Allstate Corp.	77,867	5,320,652
The Hanover Insurance Group, Inc.	9,400	773,996
The Hartford Financial Services Group, Inc.	83,262	3,317,991
The Navigators Group, Inc.	4,200	393,414
The Progressive Corp.	115,764	3,763,488
The Travelers Cos., Inc.	62,752	7,293,037

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Torchmark Corp.	22,200	1,373,514
United Fire Group, Inc.	5,000	210,000
Universal Insurance Holdings, Inc.	8,700	189,138
Unum Group	52,114	1,741,129
Validus Holdings Ltd.	16,857	833,242
W. R. Berkley Corp.	27,850	1,620,591
White Mountains Insurance Group Ltd.	1,300	1,067,716
Willis Towers Watson plc	28,624	3,538,499
XL Group Ltd.	57,900	2,003,919
		139,129,660
Materials 3.3%
A. Schulman, Inc.	5,300	155,343
A.M. Castle & Co. *	5,800	8,062
AEP Industries, Inc.	1,900	152,874
Air Products & Chemicals, Inc.	39,900	5,961,858
AK Steel Holding Corp. *	32,127	210,753
Albemarle Corp.	23,603	1,986,665
Alcoa, Inc.	292,498	3,106,329
Allegheny Technologies, Inc. (c)	20,092	357,839
American Vanguard Corp.	3,000	44,640
Ampco-Pittsburgh Corp.	4,500	59,445
AptarGroup, Inc.	10,900	852,162
Ashland, Inc.	11,923	1,350,161
Avery Dennison Corp.	20,000	1,557,800
Axalta Coating Systems Ltd. *	31,300	893,615
Axiall Corp.	15,400	502,810
Balchem Corp.	9,800	625,926
Ball Corp.	40,000	2,826,800
Bemis Co., Inc.	27,400	1,398,496
Berry Plastics Group, Inc. *	24,600	1,008,600
Boise Cascade Co. *	5,500	149,435
Cabot Corp.	10,900	530,721
Calgon Carbon Corp.	12,500	172,500
Carpenter Technology Corp.	8,300	325,775
Celanese Corp., Series A	30,700	1,946,994
Century Aluminum Co. *	11,600	88,044
CF Industries Holdings, Inc.	47,500	1,172,300
Chase Corp.	5,200	315,068
Chemtura Corp. *	14,000	393,260
Clearwater Paper Corp. *	5,472	344,244
Cliffs Natural Resources, Inc. *	21,100	166,901
Codexis, Inc. *	1,870	8,134
Coeur Mining, Inc. *	22,400	343,168
Commercial Metals Co.	22,800	377,112
Compass Minerals International, Inc.	7,300	508,007
Crown Holdings, Inc. *	28,000	1,483,160
Deltic Timber Corp.	1,500	103,380
Domtar Corp.	10,500	413,385
E.I. du Pont de Nemours & Co.	185,507	12,831,519
Eagle Materials, Inc.	11,543	969,035
Eastman Chemical Co.	28,980	1,890,365
Ecolab, Inc.	54,104	6,404,832
Ferro Corp. *	21,000	272,160
Flotek Industries, Inc. *	13,300	188,860
FMC Corp.	28,000	1,331,120
Freeport-McMoRan, Inc.	258,318	3,347,801
FutureFuel Corp.	8,300	95,118
GCP Applied Technologies, Inc. *	13,600	374,408
General Moly, Inc. *	15,700	5,181
Security	Number of Shares	Value ($)
Graphic Packaging Holding Co.	52,900	721,556
Greif, Inc., Class A	11,300	453,469
H.B. Fuller Co.	9,000	419,040
Hawkins, Inc.	2,700	115,398
Haynes International, Inc.	2,500	94,950
Headwaters, Inc. *	12,000	238,680
Hecla Mining Co.	72,100	467,929
Huntsman Corp.	52,800	816,288
Ingevity Corp. *	8,661	331,456
Innophos Holdings, Inc.	5,300	228,218
Innospec, Inc.	4,200	211,134
International Flavors & Fragrances, Inc.	18,100	2,411,825
International Paper Co.	85,480	3,915,839
Intrepid Potash, Inc. *	11,800	15,222
Kaiser Aluminum Corp.	3,600	298,260
KapStone Paper & Packaging Corp.	15,800	225,624
KMG Chemicals, Inc.	1,600	43,984
Koppers Holdings, Inc. *	4,800	151,776
Kraton Performance Polymers, Inc. *	3,500	104,685
Kronos Worldwide, Inc.	11,720	66,218
Louisiana-Pacific Corp. *	32,900	664,580
LSB Industries, Inc. *	3,000	34,740
LyondellBasell Industries N.V., Class A	73,032	5,496,388
Martin Marietta Materials, Inc.	15,700	3,181,605
Materion Corp.	4,000	105,640
McEwen Mining, Inc. *	31,130	138,217
Minerals Technologies, Inc.	6,200	404,612
Monsanto Co.	92,626	9,889,678
Myers Industries, Inc.	8,080	120,796
Neenah Paper, Inc.	4,231	319,144
NewMarket Corp.	1,900	813,086
Newmont Mining Corp.	111,174	4,891,656
Nucor Corp.	71,200	3,819,168
Olin Corp.	41,920	876,128
Olympic Steel, Inc.	1,400	40,124
OMNOVA Solutions, Inc. *	10,400	98,488
Owens-Illinois, Inc. *	33,600	631,344
P.H. Glatfelter Co.	7,000	144,620
Packaging Corp. of America	20,100	1,501,269
Platform Specialty Products Corp. *	24,500	225,400
PolyOne Corp.	14,810	519,387
PPG Industries, Inc.	56,000	5,863,760
Praxair, Inc.	59,300	6,910,822
Quaker Chemical Corp.	3,200	306,112
Rayonier Advanced Materials, Inc.	6,960	95,839
Reliance Steel & Aluminum Co.	13,300	1,043,252
Rentech, Inc. *	3,740	9,574
Resolute Forest Products, Inc. *	14,000	77,280
Royal Gold, Inc.	16,100	1,361,094
RPM International, Inc.	24,600	1,334,796
Schnitzer Steel Industries, Inc., Class A	3,450	67,240
Schweitzer-Mauduit International, Inc.	4,600	173,926
Sealed Air Corp.	43,300	2,042,894
Sensient Technologies Corp.	13,700	1,011,471
Silgan Holdings, Inc.	6,900	342,102
Sonoco Products Co.	22,600	1,151,018
Steel Dynamics, Inc.	47,300	1,268,586
Stepan Co.	4,300	276,533

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stillwater Mining Co. *	24,633	376,885
Summit Materials, Inc., Class A *	24,300	538,002
SunCoke Energy, Inc.	15,217	116,106
TerraVia Holdings, Inc. *(c)	12,100	30,613
The Chemours Co.	34,661	322,347
The Dow Chemical Co.	238,251	12,786,931
The Mosaic Co.	82,612	2,230,524
The Scotts Miracle-Gro Co., Class A	12,500	921,875
The Sherwin-Williams Co.	16,501	4,945,845
The Valspar Corp.	15,500	1,650,285
TimkenSteel Corp.	6,550	65,631
Tredegar Corp.	5,100	90,270
Trinseo S.A.	7,700	383,383
Tronox Ltd., Class A	9,800	63,602
United States Steel Corp.	26,300	722,987
Universal Stainless & Alloy Products, Inc. *	1,800	21,042
Valhi, Inc. (c)	13,600	25,296
Vulcan Materials Co.	28,692	3,557,234
W.R. Grace & Co.	13,600	1,018,232
Westlake Chemical Corp.	7,500	343,050
WestRock Co.	51,969	2,229,990
Worthington Industries, Inc.	16,800	744,408
		161,380,623
Media 2.9%
A. H. Belo Corp., Class A	13,980	72,277
AMC Networks, Inc., Class A *	10,400	575,744
Cable One, Inc.	900	471,492
Carmike Cinemas, Inc. *	6,300	194,166
CBS Corp., Class B - Non Voting Shares	91,190	4,761,942
Central European Media Enterprises Ltd., Class A *(c)	9,900	22,869
Charter Communications, Inc. Class A *	45,072	10,586,061
Cinemark Holdings, Inc.	19,600	736,960
Clear Channel Outdoor Holdings, Inc., Class A	20,700	144,693
Comcast Corp., Class A	509,360	34,254,460
Cumulus Media, Inc., Class A *	25,351	9,694
Discovery Communications, Inc., Class A *	26,061	653,871
Discovery Communications, Inc., Class C *	57,261	1,405,185
DISH Network Corp., Class A *	51,600	2,756,472
DreamWorks Animation SKG, Inc., Class A *	19,500	798,915
Entercom Communications Corp., Class A	11,000	160,710
Gannett Co., Inc.	19,500	248,820
Global Eagle Entertainment, Inc. *	17,114	140,335
Gray Television, Inc. *	25,500	252,450
Harte-Hanks, Inc.	17,200	28,552
John Wiley & Sons, Inc., Class A	9,000	519,300
Liberty Braves Group, Class A *	1,749	28,841
Liberty Braves Group, Class C *	7,098	113,426
Liberty Broadband Corp., Class A *	4,373	274,668
Liberty Broadband Corp., Class C *	17,496	1,107,672
Liberty Global plc LiLAC., Class A *	9,918	340,683
Security	Number of Shares	Value ($)
Liberty Global plc LiLAC., Class C *	23,896	836,360
Liberty Global plc, Class A *	59,475	1,885,952
Liberty Global plc, Series C *	145,775	4,511,736
Liberty Media Group, Class A *	4,373	99,267
Liberty Media Group, Class C *	10,672	239,266
Liberty SiriusXM Group, Class A *	17,495	625,446
Liberty SiriusXM Group, Class C *	42,690	1,504,823
Lions Gate Entertainment Corp. (c)	20,600	411,794
Live Nation Entertainment, Inc. *	26,457	725,451
Loral Space & Communications, Inc. *	2,800	98,364
Media General, Inc. *	18,400	323,656
Meredith Corp.	14,000	762,720
MSG Networks, Inc., Class A *	10,175	163,309
National CineMedia, Inc.	13,200	205,656
New Media Investment Group, Inc.	11,500	203,090
News Corp., Class A	74,987	972,581
News Corp., Class B	25,000	336,000
Nexstar Broadcasting Group, Inc., Class A (c)	4,500	227,475
Omnicom Group, Inc.	49,700	4,089,813
Regal Entertainment Group, Class A (c)	12,100	284,592
Salem Media Group, Inc.	5,700	43,149
Scholastic Corp.	7,300	300,030
Scripps Networks Interactive, Inc., Class A	19,200	1,268,352
Sinclair Broadcast Group, Inc., Class A	11,000	306,020
Sirius XM Holdings, Inc. *	485,300	2,130,467
Sizmek, Inc. *	8,300	22,659
Starz, Class A *	16,195	489,575
TEGNA, Inc.	46,100	1,009,590
The E.W. Scripps Co., Class A *	18,547	314,557
The Interpublic Group of Cos., Inc.	73,037	1,684,233
The Madison Square Garden Co., Class A *	5,191	948,863
The New York Times Co., Class A	40,200	521,796
The Walt Disney Co.	314,539	30,180,017
Time Warner, Inc.	166,257	12,743,599
Time, Inc.	19,122	312,262
Tribune Media Co., Class A	18,500	685,425
Twenty-First Century Fox, Inc., Class A	243,878	6,496,910
Twenty-First Century Fox, Inc., Class B	80,000	2,162,400
Viacom, Inc., Class B	75,922	3,452,173
World Wrestling Entertainment, Inc., Class A	5,700	112,575
		144,352,261
Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	341,596	22,623,903
ACADIA Pharmaceuticals, Inc. *	16,600	614,864
Accelerate Diagnostics, Inc. *(c)	10,300	202,395
Acceleron Pharma, Inc. *	12,500	424,000
Achillion Pharmaceuticals, Inc. *	19,800	163,944
Acorda Therapeutics, Inc. *	8,400	212,352
Acura Pharmaceuticals, Inc. *	4,180	8,109
Aegerion Pharmaceuticals, Inc. *	3,800	5,472
Agilent Technologies, Inc.	71,917	3,459,927

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Agios Pharmaceuticals, Inc. *	6,000	271,380
Akorn, Inc. *	15,400	527,142
Albany Molecular Research, Inc. *	8,800	127,072
Alder Biopharmaceuticals, Inc. *	6,300	202,230
Alexion Pharmaceuticals, Inc. *	48,500	6,237,100
Alkermes plc *	40,500	2,020,950
Allergan plc *	84,287	21,320,397
Alnylam Pharmaceuticals, Inc. *	15,500	1,055,240
AMAG Pharmaceuticals, Inc. *	6,600	175,098
Amgen, Inc.	159,489	27,436,893
Amicus Therapeutics, Inc. *	27,200	182,784
Aratana Therapeutics, Inc. *	10,100	76,659
Arena Pharmaceuticals, Inc. *	32,100	53,607
ARIAD Pharmaceuticals, Inc. *	57,200	543,972
ArQule, Inc. *	21,000	34,860
Array BioPharma, Inc. *	62,184	232,568
Arrowhead Pharmaceuticals, Inc. *(c)	10,700	63,772
AVEO Pharmaceuticals, Inc. *	15,100	15,100
Aviragen Therapeutics, Inc. *	26,016	35,642
Bio-Rad Laboratories, Inc., Class A *	4,900	710,941
Bio-Techne Corp.	7,800	876,876
BioCryst Pharmaceuticals, Inc. *	23,900	86,518
BioDelivery Sciences International, Inc. *(c)	14,119	36,003
Biogen, Inc. *	46,312	13,427,238
BioMarin Pharmaceutical, Inc. *	35,000	3,479,700
Biostage, Inc. *	4,825	5,259
Bluebird Bio, Inc. *	10,900	623,262
Bristol-Myers Squibb Co.	355,353	26,583,958
Bruker Corp.	18,000	448,560
Cambrex Corp. *	7,200	377,352
Cascadian Therapeutics, Inc. *	25,700	28,270
Catalent, Inc. *	18,000	459,720
Celgene Corp. *	166,062	18,630,496
Celldex Therapeutics, Inc. *	25,800	119,196
Cempra, Inc. *(c)	7,500	134,775
Cepheid *	16,200	572,346
Charles River Laboratories International, Inc. *	10,416	915,879
Chimerix, Inc. *	7,200	28,728
Clovis Oncology, Inc. *	6,400	91,392
Depomed, Inc. *	14,500	275,065
Durect Corp. *	14,500	28,130
Dynavax Technologies Corp. *	10,950	168,959
Eagle Pharmaceuticals, Inc. *(c)	2,500	107,850
Eli Lilly & Co.	207,689	17,215,341
Emergent BioSolutions, Inc. *	10,400	347,256
Endo International plc *	48,450	841,092
Endocyte, Inc. *	11,300	35,934
Enzo Biochem, Inc. *	43,981	306,548
EPIRUS Biopharmaceuticals, Inc. *	843	116
Esperion Therapeutics, Inc. *	3,500	38,010
Exact Sciences Corp. *(c)	42,700	742,126
Exelixis, Inc. *	44,700	410,346
FibroGen, Inc. *	12,700	242,951
Five Prime Therapeutics, Inc. *	9,200	466,348
Fluidigm Corp. *	6,000	63,300
Foundation Medicine, Inc. *(c)	6,500	151,905
Genomic Health, Inc. *	8,400	243,852
Geron Corp. *	46,200	123,816
Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	284,192	22,584,738
GTx, Inc. *	15,900	8,666
Halozyme Therapeutics, Inc. *	28,000	278,320
Harvard Bioscience, Inc. *	19,300	55,005
Heron Therapeutics, Inc. *	8,200	136,284
Horizon Pharma plc *	30,500	588,345
Illumina, Inc. *	32,000	5,323,200
ImmunoGen, Inc. *(c)	16,900	46,982
Immunomedics, Inc. *(c)	64,448	170,787
Impax Laboratories, Inc. *	13,800	433,596
INC Research Holdings, Inc., Class A *	9,100	405,041
Incyte Corp. *	35,800	3,229,518
Infinity Pharmaceuticals, Inc. *	19,600	32,928
Innoviva, Inc. (c)	13,700	176,319
Inovio Pharmaceuticals, Inc. *(c)	20,194	199,517
Insmed, Inc. *	15,000	171,750
Intercept Pharmaceuticals, Inc. *	3,900	674,817
Intra-Cellular Therapies, Inc. *	8,000	326,400
Intrexon Corp. *	15,900	402,747
Ionis Pharmaceuticals, Inc. *	22,900	668,451
Ironwood Pharmaceuticals, Inc. *	19,800	279,774
Jazz Pharmaceuticals plc *	14,400	2,173,968
Johnson & Johnson	581,609	72,834,895
Juno Therapeutics, Inc. *	13,900	429,927
Keryx Biopharmaceuticals, Inc. *(c)	24,800	182,528
Kite Pharma, Inc. *	8,300	470,029
Lannett Co., Inc. *	8,800	274,736
Lexicon Pharmaceuticals, Inc. *	18,214	297,253
Ligand Pharmaceuticals, Inc. *	4,948	667,386
Luminex Corp. *	12,900	276,447
MacroGenics, Inc. *	7,500	229,425
Madrigal Pharmaceuticals, Inc. *	1,254	9,405
Mallinckrodt plc *	25,602	1,724,039
MannKind Corp. *	40,800	40,392
Medivation, Inc. *	37,500	2,399,625
Merck & Co., Inc.	587,316	34,451,957
Merrimack Pharmaceuticals, Inc. *	38,590	223,822
Mettler-Toledo International, Inc. *	5,900	2,426,139
MiMedx Group, Inc. *(c)	26,820	200,882
Momenta Pharmaceuticals, Inc. *	13,500	152,010
Mylan N.V. *	93,800	4,388,902
Myriad Genetics, Inc. *	16,600	514,268
Nektar Therapeutics *	43,600	753,844
Neurocrine Biosciences, Inc. *	17,200	863,956
NewLink Genetics Corp. *	4,700	49,726
Novavax, Inc. *	52,500	384,300
Omeros Corp. *(c)	8,800	103,488
Ophthotech Corp. *	8,000	513,920
OPKO Health, Inc. *(c)	77,300	769,135
Orexigen Therapeutics, Inc. *(c)	3,275	10,971
OvaScience, Inc. *	4,900	24,696
Pacific Biosciences of California, Inc. *	17,500	149,625
Pacira Pharmaceuticals, Inc. *	6,500	235,625
Pain Therapeutics, Inc. *	18,600	50,220
PAREXEL International Corp. *	13,800	922,530
PDL BioPharma, Inc.	28,700	101,024
PerkinElmer, Inc.	23,577	1,342,003
Perrigo Co., plc	29,700	2,714,283
Pfizer, Inc.	1,283,725	47,356,615
Portola Pharmaceuticals, Inc. *	13,300	345,268

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PRA Health Sciences, Inc. *	8,100	375,678
Prestige Brands Holdings, Inc. *	16,300	872,050
Progenics Pharmaceuticals Inc *	114,500	669,825
Prothena Corp. plc *	8,919	490,991
PTC Therapeutics, Inc. *	5,885	35,133
Puma Biotechnology, Inc. *	4,800	239,472
Quintiles Transnational Holdings, Inc. *	18,800	1,459,632
Radius Health, Inc. *	8,000	376,960
Raptor Pharmaceutical Corp. *	29,942	176,358
Regeneron Pharmaceuticals, Inc. *	16,100	6,844,432
Relypsa, Inc. *	7,400	236,356
Repligen Corp. *	9,886	282,740
Retrophin, Inc. *	9,400	168,542
Rigel Pharmaceuticals, Inc. *	48,200	110,378
Sagent Pharmaceuticals, Inc. *	9,800	212,562
Sangamo BioSciences, Inc. *	14,600	92,418
Sarepta Therapeutics, Inc. *(c)	9,800	247,744
Seattle Genetics, Inc. *	23,400	1,124,604
Sequenom, Inc. *(c)	87,600	206,736
Spark Therapeutics, Inc. *	5,900	341,846
Spectrum Pharmaceuticals, Inc. *	24,200	166,254
Sucampo Pharmaceuticals, Inc., Class A *	4,300	50,525
TESARO, Inc. *	6,195	577,622
Tetraphase Pharmaceuticals, Inc. *	5,600	22,512
The Medicines Co. *	15,600	610,116
TherapeuticsMD, Inc. *	35,777	277,987
Theravance Biopharma, Inc. *	3,914	99,846
Thermo Fisher Scientific, Inc.	82,802	13,152,270
Trevena, Inc. *	56,700	355,509
Ultragenyx Pharmaceutical, Inc. *	7,700	487,256
United Therapeutics Corp. *	9,100	1,101,191
Vanda Pharmaceuticals, Inc. *	13,953	159,064
Vertex Pharmaceuticals, Inc. *	51,944	5,038,568
Vical, Inc. *	3,440	14,276
VIVUS, Inc. *	23,400	25,038
VWR Corp. *	19,000	595,080
Waters Corp. *	16,100	2,558,773
ZIOPHARM Oncology, Inc. *(c)	33,811	164,321
Zoetis, Inc.	99,679	5,030,799
		440,076,759
Real Estate 4.7%
Acadia Realty Trust	23,300	877,478
AG Mortgage Investment Trust, Inc.	12,000	179,760
Agree Realty Corp.	5,000	253,600
Alexander & Baldwin, Inc.	17,800	701,320
Alexander's, Inc.	800	343,416
Alexandria Real Estate Equities, Inc.	15,800	1,774,340
Altisource Portfolio Solutions S.A. *	2,800	65,128
Altisource Residential Corp.	10,789	103,574
American Assets Trust, Inc.	8,000	367,040
American Campus Communities, Inc.	29,900	1,616,693
American Capital Agency Corp.	72,900	1,428,111
American Capital Mortgage Investment Corp.	14,600	238,856
American Homes 4 Rent, Class A	44,300	961,310
American Realty Investors, Inc. *	1,537	9,868
American Tower Corp.	90,244	10,447,548
Security	Number of Shares	Value ($)
Annaly Capital Management, Inc.	194,254	2,132,906
Anworth Mortgage Asset Corp.	24,200	119,064
Apartment Investment & Management Co., Class A	39,211	1,802,530
Apollo Commercial Real Estate Finance, Inc.	11,400	185,250
Apollo Residential Mortgage, Inc.	12,900	175,053
Apple Hospitality REIT, Inc.	35,000	712,950
ARMOUR Residential REIT, Inc.	7,625	162,260
Ashford Hospitality Prime, Inc.	2,168	32,607
Ashford Hospitality Trust, Inc.	9,000	53,640
AV Homes, Inc. *	6,500	93,080
AvalonBay Communities, Inc.	28,919	5,368,812
Blackstone Mortgage Trust, Inc., Class A	18,102	525,139
Boston Properties, Inc.	31,100	4,420,243
Brandywine Realty Trust	62,663	1,057,125
Brixmor Property Group, Inc.	53,100	1,508,040
Camden Property Trust	17,500	1,567,825
Capstead Mortgage Corp.	21,740	216,313
Care Capital Properties, Inc.	16,741	495,199
CareTrust REIT, Inc.	7,131	103,043
CBL & Associates Properties, Inc.	26,785	329,188
CBRE Group, Inc., Class A *	57,000	1,621,650
Cedar Realty Trust, Inc.	33,200	266,928
Chatham Lodging Trust	8,234	197,451
Chesapeake Lodging Trust	18,500	467,495
Chimera Investment Corp.	33,940	569,513
CIM Commercial Trust Corp.	9,700	156,267
Colony Capital, Inc., Class A	19,300	343,154
Colony Starwood Homes	6,440	210,974
Columbia Property Trust, Inc.	43,500	1,057,050
Communications Sales & Leasing, Inc.	21,853	679,191
Consolidated-Tomoka Land Co.	2,000	97,860
CorEnergy Infrastructure Trust, Inc.	8,700	255,954
CoreSite Realty Corp.	7,300	602,469
Corporate Office Properties Trust	14,400	431,424
Corrections Corp. of America	30,985	993,069
Cousins Properties, Inc.	53,345	567,591
Crown Castle International Corp.	70,723	6,862,253
CubeSmart	41,400	1,229,994
CyrusOne, Inc.	17,600	964,832
CYS Investments, Inc.	25,500	228,225
DCT Industrial Trust, Inc.	15,900	798,498
DDR Corp.	54,584	1,077,488
DiamondRock Hospitality Co.	59,386	583,171
Digital Realty Trust, Inc.	29,900	3,123,354
Douglas Emmett, Inc.	24,948	949,022
Duke Realty Corp.	69,590	2,003,496
DuPont Fabros Technology, Inc.	17,100	817,893
Dynex Capital, Inc.	21,998	154,426
EastGroup Properties, Inc.	6,300	463,806
Education Realty Trust, Inc.	9,166	441,251
Empire State Realty Trust, Inc., Class A	22,502	472,317
EPR Properties	13,600	1,142,672
Equinix, Inc.	14,973	5,582,983
Equity Commonwealth *	23,450	703,969
Equity LifeStyle Properties, Inc.	20,700	1,702,368
Equity One, Inc.	12,100	402,567
Equity Residential	79,400	5,398,406

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	12,989	3,037,867
Extra Space Storage, Inc.	26,200	2,253,724
Federal Realty Investment Trust	15,200	2,579,440
FelCor Lodging Trust, Inc.	28,000	177,800
First Industrial Realty Trust, Inc.	15,900	468,573
First Potomac Realty Trust	14,800	149,628
Forest City Realty Trust, Inc., Class A	45,500	1,076,075
Forestar Group, Inc. *	4,933	60,577
Four Corners Property Trust, Inc.	11,616	252,183
Franklin Street Properties Corp.	22,500	288,450
Gaming & Leisure Properties, Inc.	50,948	1,825,467
General Growth Properties, Inc.	125,309	4,003,623
Getty Realty Corp.	9,552	217,021
Global Net Lease, Inc.	40,000	349,200
Government Properties Income Trust	9,900	236,214
Gramercy Property Trust	108,912	1,088,031
Griffin Industrial Realty, Inc.	300	9,657
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	292,370
HCP, Inc.	95,548	3,748,348
Healthcare Realty Trust, Inc.	15,800	571,328
Healthcare Trust of America, Inc., Class A	29,300	997,665
Hersha Hospitality Trust	10,000	189,000
HFF, Inc., Class A	9,800	276,458
Highwoods Properties, Inc.	17,261	961,783
Hospitality Properties Trust	39,500	1,260,445
Host Hotels & Resorts, Inc.	166,663	2,956,602
Hudson Pacific Properties, Inc.	30,500	1,031,205
Invesco Mortgage Capital, Inc.	22,300	321,120
Investors Real Estate Trust	28,600	189,332
Iron Mountain, Inc.	60,173	2,479,729
iStar, Inc. *	13,390	138,720
Jones Lang LaSalle, Inc.	9,300	1,018,071
Kennedy-Wilson Holdings, Inc.	12,200	256,810
Kilroy Realty Corp.	20,000	1,464,200
Kimco Realty Corp.	82,295	2,641,669
Kite Realty Group Trust	15,825	481,238
Lamar Advertising Co., Class A	16,100	1,092,546
LaSalle Hotel Properties	19,700	542,735
Lexington Realty Trust	33,567	364,873
Liberty Property Trust	33,100	1,369,678
LTC Properties, Inc.	8,700	465,711
Mack-Cali Realty Corp.	18,500	521,700
Maui Land & Pineapple Co., Inc. *	800	5,400
Medical Properties Trust, Inc.	65,300	1,025,210
MFA Financial, Inc.	60,500	454,960
Mid-America Apartment Communities, Inc.	15,144	1,605,567
Monmouth Real Estate Investment Corp.	18,100	250,142
Monogram Residential Trust, Inc.	55,400	593,334
National Health Investors, Inc.	5,900	463,563
National Retail Properties, Inc.	29,220	1,553,335
New Century Financial Corp. *(b)(f)	3,600	—
New Residential Investment Corp.	45,250	618,567
New Senior Investment Group, Inc.	20,583	246,790
New York Mortgage Trust, Inc.	18,600	121,644
New York REIT, Inc.	47,400	452,196
Newcastle Investment Corp.	20,583	97,563
Security	Number of Shares	Value ($)
NorthStar Realty Europe Corp.	10,512	97,236
NorthStar Realty Finance Corp.	31,537	422,596
Omega Healthcare Investors, Inc.	32,494	1,121,043
One Liberty Properties, Inc.	1,400	35,028
Outfront Media, Inc.	36,703	854,079
Paramount Group, Inc.	45,900	809,217
Parkway Properties, Inc.	14,940	259,508
Pebblebrook Hotel Trust	12,300	364,695
Pennsylvania Real Estate Investment Trust	13,900	353,616
PennyMac Mortgage Investment Trust	14,400	233,712
Physicians Realty Trust	24,400	529,968
Piedmont Office Realty Trust, Inc., Class A	52,600	1,154,044
Post Properties, Inc.	8,200	521,438
Potlatch Corp.	5,753	220,052
Preferred Apartment Communities, Inc., Class A	3,700	55,019
Prologis, Inc.	106,534	5,805,038
PS Business Parks, Inc.	6,800	754,052
Public Storage	30,997	7,405,803
QTS Realty Trust, Inc., Class A	9,100	520,975
RAIT Financial Trust	16,199	51,351
Ramco-Gershenson Properties Trust	22,500	446,400
Rayonier, Inc.	32,182	875,994
Realogy Holdings Corp. *	29,400	911,106
Realty Income Corp.	51,535	3,683,206
Redwood Trust, Inc.	19,700	281,119
Regency Centers Corp.	20,233	1,718,389
Resource Capital Corp.	7,150	97,312
Retail Opportunity Investments Corp.	14,400	328,752
Retail Properties of America, Inc., Class A	41,600	733,408
RLJ Lodging Trust	30,400	721,696
Ryman Hospitality Properties, Inc.	15,237	856,929
Sabra Health Care REIT, Inc.	13,700	327,567
Saul Centers, Inc.	4,700	315,699
Select Income REIT	14,600	405,296
Senior Housing Properties Trust	57,819	1,284,160
Seritage Growth Properties, Class A (c)	5,300	265,318
Silver Bay Realty Trust Corp.	13,033	234,855
Simon Property Group, Inc.	65,205	14,804,143
SL Green Realty Corp.	19,566	2,305,266
Sovran Self Storage, Inc.	8,726	893,281
Spirit Realty Capital, Inc.	89,048	1,217,286
STAG Industrial, Inc.	11,900	302,022
Starwood Property Trust, Inc.	50,873	1,109,031
STORE Capital Corp.	40,100	1,250,719
Summit Hotel Properties, Inc.	9,600	136,128
Sun Communities, Inc.	11,300	894,395
Sunstone Hotel Investors, Inc.	62,013	824,773
Tanger Factory Outlet Centers, Inc.	15,600	651,144
Taubman Centers, Inc.	11,600	938,672
Tejon Ranch Co. *	3,674	96,516
Terreno Realty Corp.	10,000	278,500
The GEO Group, Inc.	19,899	688,704
The Howard Hughes Corp. *	10,000	1,194,600
The Macerich Co.	27,405	2,445,622

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The RMR Group, Inc., Class A	1,189	40,480
The St. Joe Co. *	18,800	346,484
Tier REIT, Inc.	20,000	348,600
Two Harbors Investment Corp.	60,300	527,625
UDR, Inc.	50,961	1,897,278
UMH Properties, Inc.	7,900	97,644
Universal Health Realty Income Trust	4,700	280,449
Urban Edge Properties	16,046	479,936
Urstadt Biddle Properties, Inc., Class A	4,500	111,150
Ventas, Inc.	75,366	5,739,875
VEREIT, Inc.	178,200	1,970,892
Vornado Realty Trust	36,192	3,887,021
Washington Real Estate Investment Trust	9,700	332,613
Weingarten Realty Investors	23,175	1,000,928
Welltower, Inc.	75,958	6,025,748
Western Asset Mortgage Capital Corp.	4,607	45,333
Weyerhaeuser Co.	160,707	5,258,333
Whitestone REIT	2,100	33,957
WP Carey, Inc.	22,700	1,649,155
WP Glimcher, Inc.	33,804	428,635
Xenia Hotels & Resorts, Inc.	35,200	632,192
		231,465,283
Retailing 5.2%
Aaron's, Inc.	14,675	351,466
Abercrombie & Fitch Co., Class A	11,800	244,378
Advance Auto Parts, Inc.	15,340	2,605,652
Amazon.com, Inc. *	82,325	62,469,033
America's Car-Mart, Inc. *	6,850	240,298
American Eagle Outfitters, Inc.	40,750	730,240
Asbury Automotive Group, Inc. *	6,500	395,200
Ascena Retail Group, Inc. *	34,141	277,566
AutoNation, Inc. *	13,800	736,230
AutoZone, Inc. *	6,200	5,046,614
Barnes & Noble Education, Inc. *	4,676	54,055
Barnes & Noble, Inc.	7,400	96,792
Bed Bath & Beyond, Inc.	35,500	1,595,725
Best Buy Co., Inc.	63,425	2,131,080
Big Lots, Inc.	9,200	489,256
Burlington Stores, Inc. *	17,000	1,300,670
Cabela's, Inc. *	7,700	397,551
Caleres, Inc.	6,675	175,686
CarMax, Inc. *	40,246	2,344,732
Chico's FAS, Inc.	26,200	314,662
Christopher & Banks Corp. *	13,400	27,202
Conn's, Inc. *(c)	7,900	56,169
Core-Mark Holding Co., Inc.	8,000	391,680
CST Brands, Inc.	21,286	951,910
Destination Maternity Corp.	5,000	28,100
Dick's Sporting Goods, Inc.	17,500	897,575
Dillard's, Inc., Class A	4,300	291,024
Dollar General Corp.	59,625	5,648,872
Dollar Tree, Inc. *	49,344	4,751,334
DSW, Inc., Class A	11,560	280,446
Expedia, Inc.	24,469	2,854,309
Express, Inc. *	12,600	188,496
Five Below, Inc. *	15,800	805,958
Security	Number of Shares	Value ($)
Foot Locker, Inc.	29,900	1,782,638
Francesca's Holdings Corp. *	13,300	169,043
Fred's, Inc., Class A	6,700	106,463
FTD Cos., Inc. *	8,070	204,252
GameStop Corp., Class A	19,348	598,821
Genesco, Inc. *	4,300	298,506
Genuine Parts Co.	30,300	3,097,872
GNC Holdings, Inc., Class A	15,500	316,355
Group 1 Automotive, Inc.	4,400	274,208
Groupon, Inc. *	88,400	426,088
Guess?, Inc.	16,800	247,296
Hibbett Sports, Inc. *	3,543	123,722
HSN, Inc.	6,269	320,722
J.C. Penney Co., Inc. *	72,200	697,452
Kirkland's, Inc. *	8,700	132,588
Kohl's Corp.	39,600	1,646,964
L Brands, Inc.	51,320	3,792,548
Lands' End, Inc. *(c)	7,747	110,085
Liberty Interactive Corp., QVC Group, Class A *	106,809	2,863,549
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	327,356
Liberty Ventures, Series A *	25,347	955,835
Lithia Motors, Inc., Class A	7,100	612,659
LKQ Corp. *	58,900	2,025,571
Lowe's Cos., Inc.	190,951	15,711,448
Lumber Liquidators Holdings, Inc. *	4,600	69,138
Macy's, Inc.	63,863	2,288,211
MarineMax, Inc. *	16,300	329,260
Mattress Firm Holding Corp. *(c)	3,200	95,488
Monro Muffler Brake, Inc.	10,162	636,344
Murphy USA, Inc. *	6,875	526,900
Netflix, Inc. *	89,147	8,134,664
Nordstrom, Inc. (c)	26,300	1,163,249
O'Reilly Automotive, Inc. *	19,799	5,754,183
Office Depot, Inc. *	99,656	344,810
Outerwall, Inc.	5,000	263,300
Penske Automotive Group, Inc.	9,100	360,542
Pier 1 Imports, Inc.	15,800	80,896
Pool Corp.	9,962	1,018,913
Rent-A-Center, Inc.	7,750	83,700
Restoration Hardware Holdings, Inc. *	6,300	194,103
Ross Stores, Inc.	85,800	5,305,014
Sally Beauty Holdings, Inc. *	31,150	913,629
Sears Holdings Corp. *(c)	11,385	175,443
Select Comfort Corp. *	12,200	291,092
Shoe Carnival, Inc.	6,300	165,753
Shutterfly, Inc. *	6,300	335,097
Signet Jewelers Ltd.	16,800	1,476,888
Sonic Automotive, Inc., Class A	11,200	203,616
Stage Stores, Inc.	14,275	84,651
Staples, Inc.	131,200	1,218,848
Stein Mart, Inc.	10,300	88,580
Tailored Brands, Inc.	6,600	96,690
Target Corp.	125,378	9,444,725
The Buckle, Inc. (c)	3,875	106,136
The Cato Corp., Class A	7,100	253,967
The Children's Place, Inc.	3,600	300,888
The Finish Line, Inc., Class A	7,161	155,609
The Gap, Inc.	51,800	1,335,922
The Home Depot, Inc.	265,063	36,642,309

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Michaels Cos., Inc. *	16,000	421,760
The Priceline Group, Inc. *	10,476	14,151,086
The TJX Cos., Inc.	137,947	11,273,029
Tiffany & Co.	22,200	1,432,344
Tractor Supply Co.	30,100	2,758,665
Trans World Entertainment Corp. *	9,700	34,435
TripAdvisor, Inc. *	22,272	1,558,372
Tuesday Morning Corp. *	10,800	85,212
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	3,604,698
Urban Outfitters, Inc. *	18,000	538,200
Vitamin Shoppe, Inc. *	4,200	122,892
VOXX International Corp. *	9,100	24,115
Wayfair, Inc., Class A *(c)	7,500	326,250
West Marine, Inc. *	8,200	71,832
Williams-Sonoma, Inc.	16,200	876,096
Winmark Corp.	1,700	170,969
Zumiez, Inc. *	10,500	178,290
		253,578,805
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	12,500	509,000
Advanced Micro Devices, Inc. *	123,300	845,838
Amkor Technology, Inc. *	35,700	224,553
Amtech Systems, Inc. *	3,500	21,315
Analog Devices, Inc.	65,249	4,164,844
Applied Materials, Inc.	232,598	6,115,001
Applied Micro Circuits Corp. *	21,300	140,154
AXT, Inc. *	3,500	13,125
Broadcom Ltd.	79,004	12,797,068
Brooks Automation, Inc.	11,885	148,919
Cabot Microelectronics Corp.	5,660	297,829
Cavium, Inc. *	10,400	485,368
CEVA, Inc. *	7,233	217,424
Cirrus Logic, Inc. *	9,800	476,182
Cohu, Inc.	7,500	79,200
Cree, Inc. *	20,900	597,740
Cypress Semiconductor Corp.	69,226	805,791
Diodes, Inc. *	11,012	203,832
DSP Group, Inc. *	6,300	68,229
Entegris, Inc. *	48,499	828,848
Exar Corp. *	9,834	82,409
Fairchild Semiconductor International, Inc. *	29,300	578,382
First Solar, Inc. *	16,479	769,240
FormFactor, Inc. *	14,600	136,510
GSI Technology, Inc. *	8,500	41,395
Inphi Corp. *	14,400	506,592
Integrated Device Technology, Inc. *	26,920	591,971
Intel Corp.	998,097	34,793,661
Intersil Corp., Class A	26,764	408,954
IXYS Corp.	6,900	75,486
KLA-Tencor Corp.	32,500	2,460,575
Kopin Corp. *	19,600	45,668
Kulicke & Soffa Industries, Inc. *	18,500	232,360
Lam Research Corp.	34,267	3,076,149
Lattice Semiconductor Corp. *	25,100	150,851
Linear Technology Corp.	49,900	2,993,501
Marvell Technology Group Ltd.	111,400	1,308,950
Maxim Integrated Products, Inc.	55,700	2,271,446
MaxLinear, Inc., Class A *	4,422	96,444
Security	Number of Shares	Value ($)
Microchip Technology, Inc.	44,880	2,497,124
Micron Technology, Inc. *	230,807	3,171,288
Microsemi Corp. *	26,738	1,042,782
MKS Instruments, Inc.	14,000	639,520
Monolithic Power Systems, Inc.	6,500	472,680
MoSys, Inc. *	6,400	3,264
Nanometrics, Inc. *	5,300	106,212
NVIDIA Corp.	105,000	5,995,500
ON Semiconductor Corp. *	75,165	753,905
PDF Solutions, Inc. *	9,699	160,033
Photronics, Inc. *	18,000	173,880
Power Integrations, Inc.	4,200	239,694
Qorvo, Inc. *	30,074	1,901,579
QUALCOMM, Inc.	310,739	19,446,047
QuickLogic Corp. *	27,600	26,811
Rambus, Inc. *	19,600	264,992
Rudolph Technologies, Inc. *	16,418	289,285
Semtech Corp. *	21,700	551,614
Silicon Laboratories, Inc. *	9,200	490,176
Skyworks Solutions, Inc.	40,689	2,686,288
SunPower Corp. *(c)	15,500	225,990
Synaptics, Inc. *	8,450	438,977
Teradyne, Inc.	34,959	690,440
Tessera Technologies, Inc.	11,100	356,754
Texas Instruments, Inc.	207,197	14,451,991
Ultratech, Inc. *	4,800	117,312
Veeco Instruments, Inc. *	8,800	147,576
Xcerra Corp. *	19,192	117,071
Xilinx, Inc.	52,900	2,702,132
		139,821,721
Software & Services 11.9%
2U, Inc. *	7,000	244,860
8x8, Inc. *	25,000	343,750
Accenture plc, Class A	132,197	14,913,144
ACI Worldwide, Inc. *	23,100	457,611
Activision Blizzard, Inc.	113,732	4,567,477
Actua Corp. *	8,050	80,339
Acxiom Corp. *	13,300	305,235
Adobe Systems, Inc. *	105,710	10,344,781
Akamai Technologies, Inc. *	37,038	1,871,530
Alliance Data Systems Corp. *	11,844	2,743,307
Alphabet, Inc., Class A *	62,076	49,123,222
Alphabet, Inc., Class C *	62,527	48,070,132
Amdocs Ltd.	34,600	2,019,256
Angie's List, Inc. *	22,248	179,986
ANSYS, Inc. *	19,286	1,723,397
Aspen Technology, Inc. *	15,400	645,106
Autodesk, Inc. *	51,500	3,061,675
Automatic Data Processing, Inc.	94,262	8,384,605
Bankrate, Inc. *	14,600	116,362
Bazaarvoice, Inc. *	15,200	63,080
Blackbaud, Inc.	13,400	895,790
Blackhawk Network Holdings, Inc. *	12,003	417,584
Blucora, Inc. *	11,572	118,150
Booz Allen Hamilton Holding Corp.	24,800	765,824
Bottomline Technologies de, Inc. *	8,800	185,768
Broadridge Financial Solutions, Inc.	23,825	1,612,476
BroadSoft, Inc. *	6,500	291,395
CA, Inc.	69,408	2,404,987
CACI International, Inc., Class A *	4,100	390,853

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	62,500	1,503,125
Callidus Software, Inc. *	16,546	339,689
Cardtronics plc, Class A *	8,800	387,112
CDK Global, Inc.	32,620	1,885,110
Ciber, Inc. *	24,900	34,860
Citrix Systems, Inc. *	30,800	2,745,204
Cognizant Technology Solutions Corp., Class A *	125,800	7,232,242
CommerceHub, Inc., Series A *	2,534	35,729
CommerceHub, Inc., Series C *	5,069	70,966
CommVault Systems, Inc. *	6,900	357,006
Computer Sciences Corp.	27,638	1,321,926
comScore, Inc. *	10,950	284,152
Convergys Corp.	16,000	426,400
CoreLogic, Inc. *	23,100	930,468
Cornerstone OnDemand, Inc. *	19,500	842,205
CoStar Group, Inc. *	6,600	1,372,140
Covisint Corp. *	4,460	9,767
CSG Systems International, Inc.	8,900	358,314
CSRA, Inc.	27,638	744,015
Demand Media, Inc. *	5,920	34,277
Digimarc Corp. *(c)	3,542	128,964
DST Systems, Inc.	5,900	727,647
EarthLink Holdings Corp.	17,050	115,599
eBay, Inc. *	227,344	7,084,039
Ebix, Inc.	8,303	442,716
Edgewater Technology, Inc. *	767	6,658
Electronic Arts, Inc. *	65,900	5,029,488
Ellie Mae, Inc. *	8,393	773,079
Endurance International Group Holdings, Inc. *	13,300	119,434
EnerNOC, Inc. *	9,754	72,960
Envestnet, Inc. *	7,300	278,641
EPAM Systems, Inc. *	7,800	547,872
Epiq Systems, Inc.	8,525	139,299
Euronet Worldwide, Inc. *	8,800	671,088
Everi Holdings, Inc. *	28,300	53,770
EVERTEC, Inc.	14,000	240,800
ExlService Holdings, Inc. *	7,200	356,472
Facebook, Inc., Class A *	490,207	60,756,256
Fair Isaac Corp.	8,544	1,082,012
FalconStor Software, Inc. *	1,200	1,404
Fidelity National Information Services, Inc.	56,091	4,460,917
FireEye, Inc. *	39,700	691,574
First Data Corp., Class A *	35,000	434,000
Fiserv, Inc. *	48,600	5,363,496
FleetCor Technologies, Inc. *	16,400	2,487,552
Forrester Research, Inc.	6,800	278,324
Fortinet, Inc. *	26,700	926,223
Gartner, Inc. *	18,100	1,814,525
Genpact Ltd. *	28,274	756,895
Global Payments, Inc.	32,728	2,443,472
Glu Mobile, Inc. *(c)	38,900	91,026
GoDaddy, Inc., Class A *	15,100	451,792
Gogo, Inc. *(c)	16,000	134,560
Great Elm Capital Group, Inc. *	647	3,947
GrubHub, Inc. *	20,400	773,568
GSE Systems, Inc. *	2,424	5,672
Guidewire Software, Inc. *	14,700	903,609
Higher One Holdings, Inc. *	19,400	99,522
IAC/InterActiveCorp	18,072	1,047,453
Security	Number of Shares	Value ($)
Imperva, Inc. *	8,262	389,305
inContact, Inc. *	20,172	280,391
Infoblox, Inc. *	8,600	160,992
Information Services Group, Inc. *	7,500	28,425
Interactive Intelligence Group, Inc. *	2,900	156,455
Internap Corp. *	13,200	29,304
International Business Machines Corp.	187,251	30,076,256
Intralinks Holdings, Inc. *	12,200	84,912
Intuit, Inc.	54,530	6,052,285
j2 Global, Inc.	9,000	601,560
Jack Henry & Associates, Inc.	16,500	1,472,625
Jive Software, Inc. *	27,994	106,377
Leidos Holdings, Inc. (c)	11,000	550,110
LinkedIn Corp., Class A *	25,600	4,933,888
Lionbridge Technologies, Inc. *	19,500	87,945
Liquidity Services, Inc. *	15,481	125,086
LivePerson, Inc. *	19,700	131,498
LogMeIn, Inc. *	7,600	652,916
Manhattan Associates, Inc. *	16,300	946,215
ManTech International Corp., Class A	8,600	339,786
Marketo, Inc. *	6,684	235,143
MasterCard, Inc., Class A	204,556	19,481,913
Mattersight Corp. *	190	823
MAXIMUS, Inc.	16,300	960,396
Mentor Graphics Corp.	23,800	508,368
Microsoft Corp.	1,663,718	94,299,536
MicroStrategy, Inc., Class A *	2,256	394,552
ModusLink Global Solutions, Inc. *	10,450	13,376
MoneyGram International, Inc. *	9,037	62,898
Monotype Imaging Holdings, Inc.	6,500	128,635
Monster Worldwide, Inc. *	35,800	90,574
NetSuite, Inc. *	7,900	859,915
NeuStar, Inc., Class A *	9,300	234,267
NIC, Inc.	26,000	606,320
Nuance Communications, Inc. *	59,974	963,782
Oracle Corp.	660,813	27,119,766
Pandora Media, Inc. *	55,300	752,080
Paychex, Inc.	68,964	4,088,186
Paycom Software, Inc. *	10,700	505,147
Paylocity Holding Corp. *	8,900	397,296
PayPal Holdings, Inc. *	237,544	8,846,139
Pegasystems, Inc.	12,800	357,120
Perficient, Inc. *	7,800	173,316
PRGX Global, Inc. *	11,000	52,250
Progress Software Corp. *	9,300	270,258
Proofpoint, Inc. *	9,000	682,830
PROS Holdings, Inc. *	7,826	145,407
PTC, Inc. *	29,380	1,167,267
Qlik Technologies, Inc. *	22,200	670,440
Qualys, Inc. *	5,600	175,784
Quotient Technology, Inc. *	18,100	229,146
Rackspace Hosting, Inc. *	23,700	555,291
RealNetworks, Inc. *	12,725	55,099
RealPage, Inc. *	10,500	264,075
Red Hat, Inc. *	36,600	2,755,614
Reis, Inc.	1,400	35,392
Rightside Group Ltd. *	5,920	71,040
RingCentral, Inc., Class A *	24,600	566,538
Rovi Corp. *	15,412	289,900
Sabre Corp.	43,200	1,259,280

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
salesforce.com, Inc. *	134,522	11,003,900
Science Applications International Corp.	11,785	716,057
Seachange International, Inc. *	9,250	29,600
ServiceNow, Inc. *	31,800	2,382,456
ServiceSource International, Inc. *	14,400	65,088
Shutterstock, Inc. *(c)	4,000	220,360
Splunk, Inc. *	27,000	1,688,580
SPS Commerce, Inc. *	4,300	272,276
SS&C Technologies Holdings, Inc.	33,400	1,076,148
Stamps.com, Inc. *(c)	5,827	441,716
StarTek, Inc. *	3,900	16,458
Support.com, Inc. *	18,400	15,824
Sykes Enterprises, Inc. *	11,026	338,388
Symantec Corp.	139,573	2,851,476
Synchronoss Technologies, Inc. *	8,100	302,454
Synopsys, Inc. *	28,084	1,521,029
Syntel, Inc. *	8,600	389,666
Tableau Software, Inc., Class A *	10,742	607,030
Take-Two Interactive Software, Inc. *	22,600	908,068
Tangoe, Inc. *	8,200	66,338
TeleTech Holdings, Inc.	9,100	259,714
Teradata Corp. *	27,000	766,260
The Hackett Group, Inc.	7,200	96,408
The Ultimate Software Group, Inc. *	6,600	1,380,060
The Western Union Co.	102,032	2,040,640
TiVo, Inc. *	17,800	187,612
Total System Services, Inc.	36,904	1,879,152
Travelport Worldwide Ltd.	20,000	269,800
Twitter, Inc. *	136,400	2,269,696
Tyler Technologies, Inc. *	6,800	1,108,536
Unisys Corp. *(c)	18,200	180,362
Vantiv, Inc., Class A *	29,400	1,610,238
VASCO Data Security International, Inc. *	9,200	153,732
Verint Systems, Inc. *	9,510	335,418
VeriSign, Inc. *	22,275	1,929,238
VirnetX Holding Corp. *(c)	10,600	45,898
Virtusa Corp. *	4,700	127,840
Visa, Inc., Class A	404,804	31,594,952
VMware, Inc., Class A *(c)	17,100	1,247,958
Web.com Group, Inc. *	18,523	349,344
WebMD Health Corp. *	7,074	431,585
WEX, Inc. *	8,900	833,752
Workday, Inc., Class A *	23,600	1,966,824
Xerox Corp.	194,056	1,998,777
Xura, Inc. *	6,250	155,312
Yahoo! Inc. *	182,944	6,986,631
Yelp, Inc. *	14,300	460,031
Zendesk, Inc. *	15,000	453,600
Zillow Group, Inc., Class A *(c)	8,797	346,690
Zillow Group, Inc., Class C *(c)	26,594	1,043,814
Zynga, Inc., Class A *	212,600	610,162
		584,617,152
Technology Hardware & Equipment 5.0%
3D Systems Corp. *(c)	18,800	251,732
ADTRAN, Inc.	9,100	165,620
Agilysys, Inc. *	8,460	96,613
Amphenol Corp., Class A	60,800	3,618,816
Anixter International, Inc. *	4,000	245,120
Security	Number of Shares	Value ($)
Apple, Inc.	1,160,962	120,983,850
Arista Networks, Inc. *	8,600	612,922
ARRIS International plc *	43,075	1,173,363
Arrow Electronics, Inc. *	18,532	1,232,193
Aviat Networks, Inc. *	1,573	11,986
Avnet, Inc.	26,588	1,092,767
AVX Corp.	14,000	191,240
Badger Meter, Inc.	4,000	278,960
Belden, Inc.	6,900	505,149
Benchmark Electronics, Inc. *	7,830	183,535
Black Box Corp.	4,100	55,965
Brocade Communications Systems, Inc.	121,135	1,126,555
CalAmp Corp. *	4,000	56,800
CDW Corp.	31,400	1,348,002
Ciena Corp. *	34,970	671,074
Cisco Systems, Inc.	1,063,740	32,475,982
Cognex Corp.	25,100	1,133,767
Coherent, Inc. *	4,100	434,805
CommScope Holding Co., Inc. *	27,582	826,081
Comtech Telecommunications Corp.	4,175	54,567
Corning, Inc.	239,007	5,310,736
Cray, Inc. *	7,600	239,856
CTS Corp.	8,800	168,168
Daktronics, Inc.	8,700	56,289
Diebold, Inc.	12,900	364,296
Digi International, Inc. *	9,100	101,101
Dolby Laboratories, Inc., Class A	8,800	442,728
DTS, Inc. *	4,300	119,497
Echelon Corp. *	720	3,427
EchoStar Corp., Class A *	6,740	262,523
Electro Rent Corp.	7,100	109,837
Electro Scientific Industries, Inc. *	9,900	67,023
Electronics For Imaging, Inc. *	15,500	686,495
EMC Corp.	413,399	11,690,924
Extreme Networks, Inc. *	27,500	106,975
F5 Networks, Inc. *	13,100	1,616,802
Fabrinet *	11,108	419,438
FARO Technologies, Inc. *	3,000	104,640
FEI Co.	10,000	1,064,200
Finisar Corp. *	15,800	296,408
Fitbit, Inc., Class A *(c)	14,800	202,168
FLIR Systems, Inc.	26,100	850,338
Frequency Electronics, Inc. *	500	5,360
Harmonic, Inc. *	20,042	65,938
Harris Corp.	26,055	2,256,884
Hewlett Packard Enterprise Co.	360,636	7,580,569
HP, Inc.	387,136	5,423,775
Hutchinson Technology, Inc. *	6,000	11,820
I.D. Systems, Inc. *	5,500	27,555
Identiv, Inc. *	120	235
II-VI, Inc. *	13,000	261,300
Imation Corp. *	5,500	5,775
Immersion Corp. *	4,300	32,293
Infinera Corp. *	27,300	239,148
Ingram Micro, Inc., Class A	32,500	1,112,800
Insight Enterprises, Inc. *	8,950	238,070
Intellicheck Mobilisa, Inc. *	62	97
InterDigital, Inc.	6,700	395,635
InvenSense, Inc. *	8,900	60,342
IPG Photonics Corp. *	7,400	623,746
Itron, Inc. *	5,700	243,333

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ixia *	14,900	171,350
Jabil Circuit, Inc.	35,300	718,355
Juniper Networks, Inc.	75,965	1,723,646
Keysight Technologies, Inc. *	44,058	1,288,256
Kimball Electronics, Inc. *	6,825	86,132
Knowles Corp. *	13,900	186,816
Lexmark International, Inc., Class A	10,900	399,703
LightPath Technologies, Inc., Class A *	75	137
Littelfuse, Inc.	3,700	462,574
Lumentum Holdings, Inc. *	8,910	269,527
Maxwell Technologies, Inc. *	7,700	42,350
Methode Electronics, Inc.	9,500	332,785
MOCON, Inc.	600	8,694
Motorola Solutions, Inc.	34,733	2,409,776
MTS Systems Corp.	3,781	179,333
National Instruments Corp.	26,112	748,892
NCR Corp. *	35,100	1,157,247
NetApp, Inc.	64,900	1,710,115
NETGEAR, Inc. *	6,000	308,580
NetScout Systems, Inc. *	26,000	727,480
Nimble Storage, Inc. *	16,100	119,784
OSI Systems, Inc. *	3,700	220,039
Palo Alto Networks, Inc. *	14,900	1,950,261
Park Electrochemical Corp.	3,600	58,320
PC Connection, Inc.	7,000	180,670
PC-Tel, Inc.	8,900	45,123
Plantronics, Inc.	6,000	289,440
Plexus Corp. *	6,500	298,610
Polycom, Inc. *	22,400	277,536
Pure Storage, Inc., Class A *	23,900	301,140
QLogic Corp. *	17,044	264,523
Quantum Corp. *	125,000	76,250
Radisys Corp. *	7,200	34,704
Research Frontiers, Inc. *	2,800	9,632
Richardson Electronics Ltd.	7,300	45,917
Rofin-Sinar Technologies, Inc. *	3,800	120,080
Rogers Corp. *	4,200	287,448
Sanmina Corp. *	20,900	529,606
ScanSource, Inc. *	6,300	258,489
Seagate Technology plc	61,966	1,984,771
Sonus Networks, Inc. *	15,860	136,713
Super Micro Computer, Inc. *	8,200	176,710
SYNNEX Corp.	8,400	844,452
Systemax, Inc. *	8,000	71,600
TE Connectivity Ltd.	78,300	4,719,924
Tech Data Corp. *	8,300	646,819
TESSCO Technologies, Inc.	4,025	54,096
TransAct Technologies, Inc.	1,500	11,490
Trimble Navigation Ltd. *	62,084	1,641,501
TTM Technologies, Inc. *	11,000	109,450
Ubiquiti Networks, Inc. *	3,200	143,104
Uni-Pixel, Inc. *(c)	161,500	201,875
Universal Display Corp. *	10,100	715,484
VeriFone Systems, Inc. *	33,100	634,196
ViaSat, Inc. *	10,700	789,981
Viavi Solutions, Inc. *	44,553	317,663
Vishay Intertechnology, Inc.	18,588	247,778
Vishay Precision Group, Inc. *	5,620	73,903
Western Digital Corp.	57,298	2,722,228
Zebra Technologies Corp., Class A *	9,575	507,571
		246,746,637
Security	Number of Shares	Value ($)
Telecommunication Services 2.5%
Alaska Communications Systems Group, Inc. *	5,000	8,300
AT&T, Inc.	1,307,107	56,584,662
ATN International, Inc.	3,250	238,940
CenturyLink, Inc.	112,978	3,552,028
Cincinnati Bell, Inc. *	61,468	307,340
Cogent Communications Holdings, Inc.	9,900	423,027
Consolidated Communications Holdings, Inc.	16,757	468,358
Frontier Communications Corp.	257,368	1,338,314
General Communication, Inc., Class A *	10,500	161,595
Globalstar, Inc. *(c)	42,400	50,456
Iridium Communications, Inc. *	55,900	501,982
Level 3 Communications, Inc. *	62,725	3,173,885
Lumos Networks Corp. *	1,500	17,550
SBA Communications Corp., Class A *	26,400	3,036,000
Shenandoah Telecommunications Co.	14,200	583,336
Spok Holdings, Inc.	5,500	101,640
Sprint Corp. *	179,505	1,102,161
T-Mobile US, Inc. *	57,450	2,662,233
Telephone & Data Systems, Inc.	22,222	699,771
United States Cellular Corp. *	5,400	218,430
Verizon Communications, Inc.	865,469	47,955,637
Vonage Holdings Corp. *	36,400	215,852
Windstream Holdings, Inc.	18,211	169,544
Zayo Group Holdings, Inc. *	12,000	339,600
		123,910,641
Transportation 2.0%
Alaska Air Group, Inc.	25,000	1,680,500
Allegiant Travel Co.	3,200	415,264
AMERCO	1,000	395,510
American Airlines Group, Inc.	130,597	4,636,194
ArcBest Corp.	4,800	89,808
Atlas Air Worldwide Holdings, Inc. *	6,500	280,995
Avis Budget Group, Inc. *	20,600	756,638
C.H. Robinson Worldwide, Inc.	29,100	2,025,942
Celadon Group, Inc.	8,890	73,431
Covenant Transport Group, Inc., Class A *	3,000	67,590
CSX Corp.	208,700	5,912,471
Delta Air Lines, Inc.	161,811	6,270,176
Expeditors International of Washington, Inc.	40,900	2,021,687
FedEx Corp.	54,263	8,785,180
Forward Air Corp.	4,600	212,888
Genesee & Wyoming, Inc., Class A *	14,800	958,300
Hawaiian Holdings, Inc. *	10,700	487,171
Heartland Express, Inc.	16,241	300,783
Hertz Global Holdings, Inc. *	17,460	849,953
Hub Group, Inc., Class A *	7,100	290,674
JB Hunt Transport Services, Inc.	19,600	1,629,348
JetBlue Airways Corp. *	60,662	1,111,934
Kansas City Southern	23,255	2,235,038
Kirby Corp. *	11,100	604,839

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Knight Transportation, Inc.	14,650	437,010
Landstar System, Inc.	6,600	465,234
Macquarie Infrastructure Corp.	18,600	1,425,690
Marten Transport Ltd.	9,476	205,155
Matson, Inc.	10,500	392,385
Norfolk Southern Corp.	62,900	5,647,162
Old Dominion Freight Line, Inc. *	12,412	864,620
Park-Ohio Holdings Corp.	3,600	107,208
Roadrunner Transportation Systems, Inc. *	4,900	37,093
Ryder System, Inc.	9,500	626,050
Saia, Inc. *	4,450	128,561
SkyWest, Inc.	7,000	201,390
Southwest Airlines Co.	135,815	5,026,513
Spirit Airlines, Inc. *	14,000	598,500
Swift Transportation Co. *	19,000	365,750
Union Pacific Corp.	177,170	16,485,668
United Continental Holdings, Inc. *	75,700	3,549,573
United Parcel Service, Inc., Class B	144,585	15,629,639
Universal Logistics Holdings, Inc.	3,300	49,335
Werner Enterprises, Inc.	10,032	252,004
Wesco Aircraft Holdings, Inc. *	13,500	173,475
XPO Logistics, Inc. *(c)	15,910	471,254
YRC Worldwide, Inc. *	8,600	102,082
		95,333,665
Utilities 3.5%
AES Corp.	138,596	1,711,661
ALLETE, Inc.	14,633	934,317
Alliant Energy Corp.	52,600	2,117,150
Ameren Corp.	48,176	2,526,349
American DG Energy, Inc. *	11,400	2,786
American Electric Power Co., Inc.	99,920	6,924,456
American States Water Co.	9,600	414,720
American Water Works Co., Inc.	37,200	3,071,976
Aqua America, Inc.	37,467	1,297,857
Artesian Resources Corp., Class A	4,000	136,360
Atmos Energy Corp.	17,400	1,388,346
Avangrid, Inc.	16,400	740,296
Avista Corp.	15,800	687,300
Black Hills Corp.	13,400	844,870
Cadiz, Inc. *	6,356	44,238
California Water Service Group	11,300	381,149
Calpine Corp. *	65,100	894,474
CenterPoint Energy, Inc.	88,700	2,121,704
Chesapeake Utilities Corp.	2,770	177,474
CMS Energy Corp.	56,959	2,573,408
Connecticut Water Service, Inc.	5,100	260,355
Consolidated Edison, Inc.	67,810	5,430,225
Delta Natural Gas Co., Inc.	1,291	34,069
Dominion Resources, Inc.	127,865	9,976,027
DTE Energy Co.	36,748	3,583,665
Duke Energy Corp.	145,550	12,457,624
Dynegy, Inc. *	27,300	413,049
Edison International	66,910	5,177,496
El Paso Electric Co.	11,300	538,784
Entergy Corp.	34,293	2,791,107
Eversource Energy	61,336	3,587,543
Exelon Corp.	196,869	7,339,276
FirstEnergy Corp.	90,356	3,155,232
Genie Energy Ltd., Class B *	12,800	82,176
Security	Number of Shares	Value ($)
Great Plains Energy, Inc.	41,341	1,231,135
Hawaiian Electric Industries, Inc.	27,100	841,455
IDACORP, Inc.	9,800	792,330
ITC Holdings Corp.	33,000	1,526,250
MDU Resources Group, Inc.	36,025	866,401
MGE Energy, Inc.	9,950	558,693
Middlesex Water Co.	9,400	388,314
National Fuel Gas Co.	20,700	1,169,757
New Jersey Resources Corp.	20,150	750,386
NextEra Energy, Inc.	96,972	12,440,538
NiSource, Inc.	65,764	1,687,504
Northwest Natural Gas Co.	6,300	409,122
NorthWestern Corp.	10,900	662,066
NRG Energy, Inc.	63,356	876,847
NRG Yield, Inc., Class A	8,300	142,594
NRG Yield, Inc., Class C	8,300	148,902
OGE Energy Corp.	41,200	1,325,404
ONE Gas, Inc.	8,525	553,784
Ormat Technologies, Inc.	8,600	392,504
Otter Tail Corp.	7,800	271,830
Pattern Energy Group, Inc.	6,400	155,968
PG&E Corp.	102,800	6,573,032
Piedmont Natural Gas Co., Inc.	24,400	1,459,120
Pinnacle West Capital Corp.	24,200	1,908,654
PNM Resources, Inc.	21,200	728,432
Portland General Electric Co.	24,800	1,083,016
PPL Corp.	140,600	5,302,026
Public Service Enterprise Group, Inc.	102,900	4,734,429
Pure Cycle Corp. *	8,000	36,800
Questar Corp.	28,900	727,413
SCANA Corp.	31,005	2,323,515
Sempra Energy	48,796	5,459,296
SJW Corp.	4,470	189,349
South Jersey Industries, Inc.	19,400	618,472
Southwest Gas Corp.	13,400	1,038,500
Spire, Inc.	15,200	1,054,880
Talen Energy Corp. *	15,700	213,520
TerraForm Power, Inc., Class A *	9,400	110,544
The Empire District Electric Co.	11,200	377,776
The Southern Co.	201,421	10,776,024
The York Water Co.	6,100	191,784
UGI Corp.	36,400	1,647,464
Unitil Corp.	7,200	314,928
Vectren Corp.	15,266	789,710
WEC Energy Group, Inc.	61,277	3,977,490
Westar Energy, Inc.	28,600	1,589,302
WGL Holdings, Inc.	7,300	516,767
Xcel Energy, Inc.	103,108	4,534,690
		169,286,236
Total Common Stock
(Cost $3,039,570,313)		4,874,688,661

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(f)	31,000	34,410
FRD Acquisition Co. CVR *(b)(f)	8,700	—
		34,410

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(f)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(f)	13,000	39,000
Total Rights
(Cost $67,392)		73,410

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(f)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 0.5% of net assets
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.32% (d)	26,719,127	26,719,127
Total Other Investment Company
(Cost $26,719,127)		26,719,127
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets
Time Deposit 0.5%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (e)	23,773,227	23,773,227
Total Short-Term Investment
(Cost $23,773,227)		23,773,227

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $3,125,369,671 and the unrealized appreciation and depreciation were $1,935,339,871 and ($135,455,117), respectively, with a net unrealized appreciation of $1,799,884,754.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $73,410 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $26,239,265.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/16/16	30	3,651,000	310,634
S&P 500 Index, e-mini, Long, expires 09/16/16	225	24,392,250	1,046,566
Net Unrealized Appreciation			1,357,200

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,874,688,661	$—	$— *	$4,874,688,661
Rights [1]	—	—	73,410 *	73,410
Warrants [1]	—	—	— *	—
Other Investment Company[1]	26,719,127	—	—	26,719,127
Short-Term Investment[1]	—	23,773,227	—	23,773,227
Total	$4,901,407,788	$23,773,227	$73,410	$4,925,254,425
Other Financial Instruments
Futures Contracts[2]	$1,357,200	$—	$—	$1,357,200
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Rights	$32,760	$—	$6,240	$34,410	$—	$—	$—	$73,410
Total	$32,760	$—	$6,240	$34,410	$—	$—	$—	$73,410
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.

Schwab Capital Trust
Schwab International Index Fund®
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,572,387,805	2,891,355,634
0.6%	Preferred Stock	17,465,845	17,070,530
0.0%	Rights	20,423	17,408
0.1%	Other Investment Company	3,133,165	3,133,165
0.1%	Short-Term Investments	1,724,264	1,724,263
99.8%	Total Investments	2,594,731,502	2,913,301,000
0.2%	Other Assets and Liabilities, Net		6,565,950
100.0%	Net Assets		2,919,866,950

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Australia 7.5%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	691,484	13,604,573
Bank of Queensland Ltd.	89,063	716,508
Bendigo & Adelaide Bank Ltd.	101,431	783,756
Commonwealth Bank of Australia	406,892	23,952,350
National Australia Bank Ltd.	624,277	12,620,463
Westpac Banking Corp.	792,688	18,756,848
		70,434,498
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	586,252
Commercial & Professional Supplies 0.2%
Brambles Ltd.	375,416	3,840,396
SEEK Ltd.	74,156	943,592
		4,783,988
Consumer Services 0.2%
Aristocrat Leisure Ltd.	128,377	1,558,102
Crown Resorts Ltd.	86,330	860,336
Domino's Pizza Enterprises Ltd.	14,586	835,647
Flight Centre Travel Group Ltd. (a)	11,202	274,525
Tabcorp Holdings Ltd.	197,467	734,752
Tatts Group Ltd.	359,783	1,129,167
		5,392,529
Diversified Financials 0.4%
AMP Ltd.	709,105	3,137,317
ASX Ltd.	47,112	1,781,793
Challenger Ltd.	134,444	972,151
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	71,824	4,066,466
Platinum Asset Management Ltd.	46,261	213,153
		10,170,880
Energy 0.3%
Caltex Australia Ltd.	64,807	1,638,907
Oil Search Ltd.	320,180	1,754,527
Origin Energy Ltd.	420,422	1,772,788
Santos Ltd.	395,441	1,351,806
Woodside Petroleum Ltd.	176,879	3,613,179
		10,131,207
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	271,102	8,866,703
Woolworths Ltd.	303,034	5,400,405
		14,267,108
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	907,018
Treasury Wine Estates Ltd.	179,536	1,318,758
		2,225,776
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	1,370,185
Healthscope Ltd.	411,020	925,711
Ramsay Health Care Ltd.	33,875	2,029,305
Sonic Healthcare Ltd.	96,015	1,677,309
		6,002,510
Insurance 0.4%
Insurance Australia Group Ltd.	606,697	2,790,510
Medibank Pvt Ltd.	634,378	1,480,788
QBE Insurance Group Ltd.	323,456	2,699,746
Suncorp Group Ltd.	309,827	3,162,941
		10,133,985
Materials 1.0%
Alumina Ltd.	535,546	541,481
Amcor Ltd.	275,282	3,145,966
BHP Billiton Ltd.	759,420	11,256,259
Boral Ltd.	164,859	862,143
Fortescue Metals Group Ltd.	384,488	1,311,346
Incitec Pivot Ltd.	387,731	848,932
James Hardie Industries plc CDI	108,813	1,805,443
Newcrest Mining Ltd. *	185,787	3,618,490
Orica Ltd.	85,202	919,915
Rio Tinto Ltd.	102,987	3,930,109
South32 Ltd. *	1,284,917	1,811,840
		30,051,924
Media 0.0%
REA Group Ltd.	11,698	580,929
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	110,063	9,869,860
Real Estate 0.8%
Dexus Property Group	239,107	1,775,771
Goodman Group	414,865	2,379,413

    1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
LendLease Group	136,065	1,388,751
Mirvac Group	854,706	1,429,846
Scentre Group	1,283,949	5,174,917
Stockland	562,198	2,157,539
The GPT Group	438,599	1,870,630
Vicinity Centres	803,376	2,117,015
Westfield Corp.	460,920	3,746,912
		22,040,794
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	488,601
Software & Services 0.0%
Computershare Ltd.	115,712	781,284
Telecommunication Services 0.2%
Telstra Corp., Ltd.	1,014,881	4,451,369
TPG Telecom Ltd.	68,681	671,387
Vocus Communications Ltd.	111,235	756,424
		5,879,180
Transportation 0.3%
Aurizon Holdings Ltd.	498,416	1,972,314
Qantas Airways Ltd *	144,571	347,106
Sydney Airport	251,805	1,450,062
Transurban Group	481,722	4,602,667
		8,372,149
Utilities 0.2%
AGL Energy Ltd.	158,055	2,474,475
APA Group	263,879	1,951,456
AusNet Services	407,266	548,009
DUET Group	544,007	1,113,626
		6,087,566
		218,281,020
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	65,936	1,747,402
Raiffeisen Bank International AG *	31,357	413,748
		2,161,150
Capital Goods 0.0%
ANDRITZ AG	16,537	843,144
Energy 0.1%
OMV AG	34,514	921,891
Materials 0.0%
voestalpine AG	25,103	885,269
		4,811,454
Belgium 1.3%
Banks 0.1%
KBC Groep N.V. *	59,647	3,100,539
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	18,712	1,578,545
Food & Staples Retailing 0.0%
Colruyt S.A.	17,161	957,271
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev N.V.	191,009	24,676,862
Security	Number of Shares	Value ($)
Insurance 0.1%
Ageas	48,027	1,614,605
Materials 0.1%
Solvay S.A.	17,808	1,848,569
Umicore S.A.	22,105	1,278,987
		3,127,556
Media 0.0%
Telenet Group Holding N.V. *	12,101	573,908
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,363	2,375,721
Telecommunication Services 0.0%
Proximus	34,481	1,076,354
		39,081,361
Denmark 2.0%
Banks 0.2%
Danske Bank A/S	170,319	4,631,841
Capital Goods 0.1%
Vestas Wind Systems A/S	54,396	3,802,869
Commercial & Professional Supplies 0.1%
ISS A/S	37,101	1,431,037
Consumer Durables & Apparel 0.1%
Pandora A/S	27,457	3,576,304
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	25,270	2,509,642
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	26,765	2,097,437
William Demant Holding A/S *	32,260	658,756
		2,756,193
Insurance 0.0%
Tryg A/S	28,614	533,401
Materials 0.2%
Chr. Hansen Holding A/S	23,411	1,472,343
Novozymes A/S, B Shares	55,255	2,711,877
		4,184,220
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Genmab A/S *	12,842	2,328,368
Novo Nordisk A/S, Class B	440,494	25,049,256
		27,377,624
Telecommunication Services 0.0%
TDC A/S	207,416	1,092,033
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	924	1,208,116
AP Moeller - Maersk A/S, Series B	1,492	2,026,894
DSV A/S	45,591	2,030,099
		5,265,109
		57,160,273
Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	967,812

2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Kone Oyj, Class B	79,861	4,046,471
Metso Oyj	25,010	694,001
Wartsila Oyj Abp	36,379	1,579,245
		6,319,717
Energy 0.0%
Neste Oyj	30,786	1,168,313
Insurance 0.2%
Sampo Oyj, A Shares	107,335	4,446,206
Materials 0.1%
Stora Enso Oyj, R Shares	127,451	1,157,826
UPM-Kymmene Oyj	129,195	2,664,323
		3,822,149
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	964,788
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,234,405	7,121,895
Telecommunication Services 0.0%
Elisa Oyj	33,232	1,205,674
Utilities 0.1%
Fortum Oyj	102,012	1,694,629
		27,711,183
France 9.7%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	43,436	4,439,497
Peugeot S.A. *	110,690	1,671,852
Renault S.A.	45,011	3,935,497
Valeo S.A.	57,219	2,935,400
		12,982,246
Banks 0.8%
BNP Paribas S.A.	251,545	12,477,710
Credit Agricole S.A.	245,639	2,175,946
Natixis S.A.	235,018	969,103
Societe Generale S.A.	181,809	6,198,545
		21,821,304
Capital Goods 1.6%
Airbus Group SE	142,469	8,404,682
Alstom S.A. *	37,761	929,846
Bouygues S.A.	48,125	1,425,601
Compagnie de Saint-Gobain	113,457	4,816,501
Eiffage S.A.	13,759	1,057,865
Legrand S.A.	63,523	3,505,038
Rexel S.A.	67,856	1,009,143
Safran S.A.	74,428	5,059,332
Schneider Electric SE	132,607	8,651,702
Thales S.A.	24,970	2,274,258
Vinci S.A.	119,247	9,063,391
Zodiac Aerospace	47,203	1,062,886
		47,260,245
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,564	1,294,498
Edenred	49,244	1,117,142
Societe BIC S.A.	6,847	1,011,984
		3,423,624
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.7%
Christian Dior SE	12,965	2,344,898
Hermes International	6,333	2,725,509
Kering	18,615	3,537,751
LVMH Moet Hennessy Louis Vuitton SE	66,116	11,321,856
		19,930,014
Consumer Services 0.2%
Accor S.A.	41,811	1,750,383
Sodexo S.A.	22,043	2,581,915
		4,332,298
Diversified Financials 0.0%
Eurazeo S.A.	9,507	607,820
Wendel S.A.	6,304	673,327
		1,281,147
Energy 0.9%
Technip S.A.	24,327	1,363,953
TOTAL S.A.	525,165	25,257,194
		26,621,147
Food & Staples Retailing 0.1%
Carrefour S.A.	130,580	3,271,409
Casino Guichard Perrachon S.A.	13,859	751,138
		4,022,547
Food, Beverage & Tobacco 0.6%
Danone S.A.	139,425	10,693,016
Pernod-Ricard S.A.	50,820	5,806,751
Remy Cointreau S.A. (a)	5,148	450,263
		16,950,030
Health Care Equipment & Services 0.2%
Essilor International S.A.	49,182	6,299,597
Household & Personal Products 0.4%
L'Oreal S.A.	60,354	11,467,525
Insurance 0.4%
AXA S.A.	461,574	9,394,116
CNP Assurances	42,813	654,111
SCOR SE	39,088	1,141,903
		11,190,130
Materials 0.5%
Air Liquide S.A.	81,583	8,697,678
ArcelorMittal *	440,423	2,853,006
Arkema S.A.	15,082	1,288,216
Imerys S.A.	8,347	592,503
		13,431,403
Media 0.4%
Eutelsat Communications S.A.	42,441	844,017
JC Decaux S.A.	19,220	656,935
Lagardere S.C.A.	27,000	689,748
Publicis Groupe S.A.	44,647	3,324,656
SES S.A.	79,543	1,743,042
Vivendi S.A.	278,223	5,463,103
		12,721,501
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	279,229	23,782,850
Real Estate 0.4%
Fonciere Des Regions	6,593	620,386
Gecina S.A.	9,373	1,420,603

    3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ICADE	7,471	576,376
Klepierre	53,561	2,568,298
Unibail-Rodamco SE	23,495	6,473,388
		11,659,051
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	149,777	1,095,227
Software & Services 0.3%
Atos SE	20,754	2,034,423
Capgemini S.A.	38,877	3,736,996
Dassault Systemes S.A.	31,370	2,591,099
		8,362,518
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	233,613	912,064
Ingenico Group S.A.	13,215	1,448,793
		2,360,857
Telecommunication Services 0.3%
Iliad S.A.	6,150	1,195,234
Orange S.A.	469,974	7,212,711
SFR Group S.A.	25,897	612,301
		9,020,246
Transportation 0.1%
Aeroports de Paris	6,658	708,195
Bollore S.A.	195,141	706,542
Groupe Eurotunnel SE - Reg'd	113,376	1,178,285
		2,593,022
Utilities 0.3%
Electricite de France S.A.	54,100	708,124
Engie S.A.	347,273	5,715,961
Suez	73,480	1,192,533
Veolia Environnement S.A.	109,783	2,433,112
		10,049,730
		282,658,259
Germany 8.3%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	79,555	6,854,783
Continental AG	26,171	5,488,512
Daimler AG - Reg'd	228,385	15,526,543
Volkswagen AG	6,990	1,033,634
		28,903,472
Banks 0.1%
Commerzbank AG	259,072	1,710,100
Capital Goods 0.9%
Brenntag AG	35,451	1,761,065
GEA Group AG	45,484	2,428,573
HOCHTIEF AG	4,861	637,470
MAN SE	8,274	867,584
OSRAM Licht AG	22,359	1,163,278
Siemens AG - Reg'd	181,751	19,728,424
		26,586,394
Consumer Durables & Apparel 0.3%
adidas AG	44,645	7,333,915
Hugo Boss AG	15,109	896,654
		8,230,569
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	327,925	4,410,037
Deutsche Boerse AG	45,917	3,855,253
		8,265,290
Food & Staples Retailing 0.0%
METRO AG	43,780	1,408,549
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	52,681	4,811,747
Fresenius SE & Co. KGaA	96,831	7,233,059
		12,044,806
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,299,893
Henkel AG & Co. KGaA	24,790	2,691,017
		4,990,910
Insurance 0.8%
Allianz SE - Reg'd	108,452	15,539,511
Hannover Rueck SE	13,699	1,401,194
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	39,319	6,557,262
		23,497,967
Materials 1.2%
BASF SE	218,105	17,132,492
Covestro AG (d)	16,858	787,996
Evonik Industries AG	35,146	1,096,332
HeidelbergCement AG	33,272	2,818,498
K&S AG - Reg'd	43,159	902,110
LANXESS AG	20,526	969,843
Linde AG	44,460	6,389,556
Symrise AG	29,749	2,097,687
ThyssenKrupp AG	88,924	2,039,252
		34,233,766
Media 0.1%
Axel Springer SE	9,347	512,286
ProSiebenSat.1 Media SE	52,467	2,403,342
RTL Group S.A. *	8,951	763,128
		3,678,756
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	196,509	21,124,294
Merck KGaA	31,180	3,443,392
QIAGEN N.V. *	50,348	1,321,678
		25,889,364
Real Estate 0.2%
Deutsche Wohnen AG	79,214	2,965,680
Vonovia SE	110,458	4,379,366
		7,345,046
Retailing 0.0%
Zalando SE *(d)	20,862	791,022
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	268,027	4,443,345
Software & Services 0.7%
SAP SE	233,820	20,464,718
United Internet AG - Reg'd	30,312	1,341,533
		21,806,251

4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	773,690	13,162,455
Telefonica Deutschland Holding AG	186,815	762,772
		13,925,227
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd	53,108	631,277
Deutsche Post AG - Reg'd	232,177	6,929,104
Fraport AG Frankfurt Airport Services Worldwide	9,632	526,784
		8,087,165
Utilities 0.2%
E.ON SE	481,636	5,165,483
RWE AG *	119,048	2,117,522
		7,283,005
		243,121,004
Hong Kong 3.4%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	856,000	2,818,376
Hang Seng Bank Ltd.	180,636	3,233,706
The Bank of East Asia Ltd. (a)	304,200	1,259,310
		7,311,392
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	647,025	7,583,734
Jardine Matheson Holdings Ltd.	58,900	3,503,046
NWS Holdings Ltd.	319,000	523,110
		11,609,890
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	690,406
Techtronic Industries Co., Ltd.	331,000	1,401,697
Yue Yuen Industrial Holdings Ltd.	199,000	808,635
		2,900,738
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	568,000	1,893,612
Melco Crown Entertainment Ltd. ADR	45,490	635,040
MGM China Holdings Ltd.	183,200	266,361
Sands China Ltd.	592,400	2,266,632
Shangri-La Asia Ltd.	258,000	277,589
SJM Holdings Ltd.	398,000	249,501
Wynn Macau Ltd.	425,200	693,216
		6,281,951
Diversified Financials 0.3%
First Pacific Co., Ltd.	493,250	383,618
Hong Kong Exchanges & Clearing Ltd.	274,318	6,791,615
		7,175,233
Food, Beverage & Tobacco 0.0%
WH Group Ltd. (d)	1,335,500	1,054,650
Insurance 0.6%
AIA Group Ltd.	2,866,800	17,857,841
Security	Number of Shares	Value ($)
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	632,025	4,535,227
Hang Lung Properties Ltd.	536,000	1,161,610
Henderson Land Development Co., Ltd.	266,681	1,591,874
Hongkong Land Holdings Ltd.	286,700	1,839,535
Hysan Development Co., Ltd.	156,000	719,397
Kerry Properties Ltd.	166,500	456,611
Link REIT	545,500	4,075,503
New World Development Co., Ltd.	1,295,666	1,509,963
Sino Land Co., Ltd.	700,000	1,252,479
Sun Hung Kai Properties Ltd.	335,604	4,815,397
Swire Pacific Ltd., Class A	127,590	1,529,021
Swire Properties Ltd.	277,600	774,610
The Wharf Holdings Ltd.	322,100	2,226,029
Wheelock & Co., Ltd.	181,000	970,594
		27,457,850
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	422,819
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	650,000	1,027,145
PCCW Ltd.	976,000	711,085
		1,738,230
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	421,214
MTR Corp., Ltd.	341,000	1,931,268
		2,352,482
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,478,414
CLP Holdings Ltd.	395,580	4,122,692
HK Electric Investments & HK Electric Investments Ltd. (d)	644,000	616,915
Hong Kong & China Gas Co., Ltd.	1,851,867	3,443,395
Power Assets Holdings Ltd.	338,500	3,318,278
		12,979,694
		99,142,770
Ireland 0.5%
Banks 0.1%
Bank of Ireland *	6,507,733	1,345,537
Consumer Services 0.1%
Paddy Power Betfair plc	19,426	2,278,392
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	36,847	3,152,803
Materials 0.2%
CRH plc	196,042	5,982,259
Transportation 0.0%
Ryanair Holdings plc	43,580	579,746
		13,338,737

    5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Israel 0.8%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,350,567
Bank Leumi Le-Israel B.M. *	347,306	1,251,463
Mizrahi Tefahot Bank Ltd.	30,973	376,241
		2,978,271
Materials 0.0%
Israel Chemicals Ltd.	111,577	449,380
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Taro Pharmaceutical Industries Ltd. *(a)	3,544	496,018
Teva Pharmaceutical Industries Ltd.	219,589	12,018,664
		12,514,682
Real Estate 0.0%
Azrieli Group Ltd.	8,005	352,265
Software & Services 0.2%
Check Point Software Technologies Ltd. *	31,217	2,399,963
Mobileye N.V. *	41,706	1,998,134
Nice Ltd.	13,354	917,568
		5,315,665
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	945,223
		22,555,486
Italy 1.9%
Automobiles & Components 0.1%
Ferrari N.V.	30,129	1,363,950
Fiat Chrysler Automobiles N.V.	213,501	1,377,315
		2,741,265
Banks 0.4%
Intesa Sanpaolo S.p.A.	3,060,208	6,752,832
Mediobanca S.p.A.	139,974	981,341
UniCredit S.p.A.	1,205,035	2,956,287
Unione di Banche Italiane S.p.A.	204,609	628,594
		11,319,054
Capital Goods 0.1%
CNH Industrial N.V.	223,900	1,598,965
Leonardo-Finmeccanica S.p.A. *	92,749	1,059,534
Prysmian S.p.A.	46,111	1,079,794
		3,738,293
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	39,791	1,934,399
Diversified Financials 0.0%
EXOR S.p.A.	27,867	1,087,399
Energy 0.4%
Eni S.p.A.	605,659	9,290,822
Saipem S.p.A. *	1,112,014	487,228
Tenaris S.A.	107,788	1,445,193
		11,223,243
Security	Number of Shares	Value ($)
Insurance 0.2%
Assicurazioni Generali S.p.A.	284,686	3,750,287
Poste Italiane S.p.A (d)	124,707	868,937
UnipolSai S.p.A.	249,290	418,241
		5,037,465
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,375,637	2,029,955
Transportation 0.1%
Atlantia S.p.A.	97,393	2,436,407
Utilities 0.4%
Enel S.p.A.	1,807,453	8,318,925
Snam S.p.A.	579,857	3,356,545
Terna - Rete Elettrica Nationale S.p.A.	363,475	1,979,960
		13,655,430
		55,202,910
Japan 23.3%
Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	45,600	2,083,764
Bridgestone Corp.	154,957	5,366,306
Denso Corp.	116,200	4,499,221
Fuji Heavy Industries Ltd.	139,700	5,337,206
Honda Motor Co., Ltd.	387,339	10,492,164
Isuzu Motors Ltd.	145,300	1,880,927
Koito Manufacturing Co., Ltd.	26,000	1,283,803
Mazda Motor Corp.	129,500	1,893,940
Mitsubishi Motors Corp.	146,600	683,378
NGK Spark Plug Co., Ltd.	40,200	656,051
NHK Spring Co., Ltd.	37,000	323,359
Nissan Motor Co., Ltd.	589,996	5,716,159
NOK Corp.	20,800	395,508
Stanley Electric Co., Ltd.	33,100	802,440
Sumitomo Electric Industries Ltd.	178,900	2,464,686
Sumitomo Rubber Industries Ltd.	40,700	574,468
Suzuki Motor Corp.	86,300	2,642,880
The Yokohama Rubber Co., Ltd.	24,500	329,039
Toyoda Gosei Co., Ltd.	17,100	371,463
Toyota Industries Corp.	39,700	1,781,951
Toyota Motor Corp.	634,503	35,554,244
Yamaha Motor Co., Ltd.	63,000	1,060,683
		86,193,640
Banks 1.7%
Aozora Bank Ltd.	253,000	928,359
Concordia Financial Group Ltd. *	277,000	1,177,426
Fukuoka Financial Group, Inc.	180,000	687,713
Japan Post Bank Co., Ltd.	100,500	1,226,340
Kyushu Financial Group, Inc.	75,000	414,357
Mitsubishi UFJ Financial Group, Inc.	3,027,609	15,306,150
Mizuho Financial Group, Inc.	5,692,334	9,132,356
Resona Holdings, Inc.	520,600	2,076,563
Seven Bank Ltd.	149,400	510,376
Shinsei Bank Ltd.	411,000	616,567

6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sumitomo Mitsui Financial Group, Inc.	318,746	10,104,031
Sumitomo Mitsui Trust Holdings, Inc.	790,000	2,625,340
Suruga Bank Ltd.	44,300	1,010,099
The Bank of Kyoto Ltd.	77,000	518,333
The Chiba Bank Ltd.	169,000	807,809
The Chugoku Bank Ltd.	43,400	488,880
The Hachijuni Bank Ltd.	95,000	444,435
The Hiroshima Bank Ltd.	116,000	420,064
The Iyo Bank Ltd.	57,500	370,586
The Joyo Bank Ltd.	154,000	601,769
The Shizuoka Bank Ltd.	132,000	979,553
Yamaguchi Financial Group, Inc.	50,000	493,784
		50,940,890
Capital Goods 3.0%
Amada Holdings Co., Ltd.	86,000	937,246
Asahi Glass Co., Ltd.	223,000	1,281,079
Daikin Industries Ltd.	56,900	4,934,555
FANUC Corp.	46,200	7,725,011
Fuji Electric Co., Ltd.	140,000	617,908
Hino Motors Ltd.	61,600	643,296
Hitachi Construction Machinery Co., Ltd.	23,300	378,935
Hoshizaki Corp.	11,900	1,076,832
IHI Corp.	305,000	848,659
ITOCHU Corp.	355,200	4,027,205
JGC Corp.	48,000	702,704
JTEKT Corp.	53,100	741,699
Kajima Corp.	194,000	1,434,013
Kawasaki Heavy Industries Ltd.	357,000	1,050,250
Keihan Holdings Co., Ltd.	115,000	826,897
Komatsu Ltd.	219,309	4,261,558
Kubota Corp.	251,000	3,636,272
Kurita Water Industries Ltd.	25,000	554,132
LIXIL Group Corp.	64,900	1,207,068
Mabuchi Motor Co., Ltd.	11,300	511,691
Makita Corp.	26,500	1,864,423
Marubeni Corp.	393,000	1,827,087
Minebea Co., Ltd.	89,000	705,801
Mitsubishi Corp.	358,600	6,169,597
Mitsubishi Electric Corp.	464,000	5,409,524
Mitsubishi Heavy Industries Ltd.	760,000	3,230,762
Mitsui & Co., Ltd.	410,000	4,803,497
Nabtesco Corp.	28,000	753,179
NGK Insulators Ltd.	63,000	1,504,064
Nidec Corp.	56,600	5,135,944
NSK Ltd.	117,200	985,826
Obayashi Corp.	157,000	1,717,069
Seibu Holdings, Inc.	40,700	713,719
Shimizu Corp.	124,000	1,263,870
SMC Corp.	13,300	3,477,678
Sumitomo Corp.	282,000	2,957,937
Sumitomo Heavy Industries Ltd.	123,000	583,567
Taisei Corp.	255,000	2,293,280
THK Co., Ltd.	33,300	657,927
Toshiba Corp. *	938,178	2,426,141
Security	Number of Shares	Value ($)
TOTO Ltd.	32,500	1,392,771
Toyota Tsusho Corp.	49,200	1,086,239
		88,356,912
Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	132,000	1,473,725
Park24 Co., Ltd.	25,000	846,706
Recruit Holdings Co., Ltd.	67,000	2,545,050
Secom Co., Ltd.	49,500	3,728,862
Sohgo Security Services Co., Ltd.	14,400	711,115
Toppan Printing Co., Ltd.	128,000	1,128,960
		10,434,418
Consumer Durables & Apparel 1.0%
Asics Corp.	36,800	675,323
Bandai Namco Holdings, Inc.	41,500	1,100,011
Casio Computer Co., Ltd.	48,900	696,082
Iida Group Holdings Co., Ltd.	37,800	748,358
Nikon Corp.	81,700	1,154,484
Panasonic Corp.	527,912	5,076,762
Rinnai Corp.	8,500	832,312
Sankyo Co., Ltd.	10,600	385,943
Sega Sammy Holdings, Inc.	51,100	559,555
Sekisui Chemical Co., Ltd.	97,000	1,410,745
Sekisui House Ltd.	147,000	2,449,208
Shimano, Inc.	17,600	2,752,476
Sony Corp.	299,600	9,834,934
Yamaha Corp.	40,300	1,112,110
		28,788,303
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	343,052
McDonald's Holdings Co., Ltd. (a)	15,000	459,877
Oriental Land Co., Ltd.	51,600	3,263,417
		4,066,346
Diversified Financials 0.5%
Acom Co., Ltd. *	88,800	420,080
AEON Financial Service Co., Ltd.	24,800	571,072
Credit Saison Co., Ltd.	34,000	566,176
Daiwa Securities Group, Inc.	404,000	2,267,402
Japan Exchange Group, Inc.	130,100	1,833,521
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	497,318
Nomura Holdings, Inc.	885,000	3,983,523
ORIX Corp.	318,400	4,468,288
SBI Holdings, Inc.	48,290	522,942
		15,130,322
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	393,528
Inpex Corp.	224,700	1,786,324
JX Holdings, Inc.	491,600	1,862,609
Showa Shell Sekiyu K.K.	49,300	442,147
TonenGeneral Sekiyu K.K.	68,000	614,325
		5,098,933
Food & Staples Retailing 0.5%
Aeon Co., Ltd.	161,200	2,316,311
FamilyMart Co., Ltd.	14,000	824,410
Lawson, Inc.	14,900	1,147,276
Seven & i Holdings Co., Ltd.	178,603	7,416,146

    7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sundrug Co., Ltd.	8,600	746,020
Tsuruha Holdings, Inc.	8,500	966,560
		13,416,723
Food, Beverage & Tobacco 1.1%
Ajinomoto Co., Inc.	130,700	3,336,370
Asahi Group Holdings Ltd.	93,700	3,180,858
Calbee, Inc.	16,700	729,146
Japan Tobacco, Inc.	264,200	10,303,726
Kikkoman Corp.	35,000	1,242,759
Kirin Holdings Co., Ltd.	194,300	3,334,625
MEIJI Holdings Co., Ltd.	27,000	2,814,919
NH Foods Ltd.	39,000	948,410
Nisshin Seifun Group, Inc.	49,400	815,469
Nissin Foods Holdings Co., Ltd.	15,200	862,913
Suntory Beverage & Food Ltd.	34,000	1,478,265
Toyo Suisan Kaisha Ltd.	22,800	1,012,620
Yakult Honsha Co., Ltd.	19,800	945,590
Yamazaki Baking Co., Ltd.	26,000	714,289
		31,719,959
Health Care Equipment & Services 0.6%
Alfresa Holdings Corp.	43,000	942,689
CYBERDYNE, Inc. *(a)	23,300	448,811
Hoya Corp.	94,407	3,349,639
M3, Inc.	44,200	1,414,357
Medipal Holdings Corp.	34,800	569,472
Miraca Holdings, Inc.	11,800	543,506
Olympus Corp.	67,100	2,315,474
Suzuken Co., Ltd.	19,500	621,934
Sysmex Corp.	37,000	2,563,054
Terumo Corp.	80,300	3,444,450
		16,213,386
Household & Personal Products 0.4%
Kao Corp.	120,219	6,474,176
Kose Corp.	8,000	736,711
Pola Orbis Holdings, Inc.	5,300	521,724
Shiseido Co., Ltd.	84,500	2,367,418
Unicharm Corp.	93,800	1,928,683
		12,028,712
Insurance 0.6%
Japan Post Holdings Co., Ltd.	105,000	1,386,731
MS&AD Insurance Group Holdings, Inc.	119,962	3,456,313
Sompo Japan Nipponkoa Holdings, Inc.	80,200	2,590,405
Sony Financial Holdings, Inc.	40,600	508,610
T&D Holdings, Inc.	138,100	1,408,344
The Dai-ichi Life Insurance Co., Ltd.	255,000	3,294,729
Tokio Marine Holdings, Inc.	162,899	6,305,369
		18,950,501
Materials 1.3%
Air Water, Inc.	34,000	578,115
Asahi Kasei Corp.	292,000	2,207,087
Daicel Corp.	72,300	810,800
Hitachi Chemical Co., Ltd.	22,600	471,405
Hitachi Metals Ltd.	44,700	496,965
JFE Holdings, Inc.	114,600	1,493,574
JSR Corp.	40,300	550,458
Kaneka Corp.	72,000	542,232
Security	Number of Shares	Value ($)
Kansai Paint Co., Ltd.	48,500	1,015,676
Kobe Steel Ltd.	687,000	594,517
Kuraray Co., Ltd.	88,000	1,109,859
Maruichi Steel Tube Ltd.	8,800	325,112
Mitsubishi Chemical Holdings Corp.	322,400	1,741,443
Mitsubishi Gas Chemical Co., Inc.	85,000	484,265
Mitsubishi Materials Corp.	272,000	714,800
Mitsui Chemicals, Inc.	180,000	761,367
Nippon Paint Holdings Co., Ltd.	36,100	986,217
Nippon Steel & Sumitomo Metal Corp.	190,241	3,576,451
Nitto Denko Corp.	40,000	2,680,833
Oji Holdings Corp.	207,000	863,261
Shin-Etsu Chemical Co., Ltd.	92,560	6,316,208
Sumitomo Chemical Co., Ltd.	347,000	1,535,811
Sumitomo Metal Mining Co., Ltd.	119,000	1,430,365
Taiheiyo Cement Corp.	281,000	803,081
Taiyo Nippon Sanso Corp.	27,900	268,549
Teijin Ltd.	241,000	906,432
Toray Industries, Inc.	351,000	3,197,573
Toyo Seikan Group Holdings Ltd.	40,600	790,981
		37,253,437
Media 0.1%
Dentsu, Inc.	53,300	2,546,389
Hakuhodo DY Holdings, Inc.	53,300	622,074
Toho Co., Ltd.	29,100	846,611
		4,015,074
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Astellas Pharma, Inc.	504,050	8,398,344
Chugai Pharmaceutical Co., Ltd.	53,200	1,988,160
Daiichi Sankyo Co., Ltd.	142,200	3,390,963
Eisai Co., Ltd.	60,900	3,560,912
Hisamitsu Pharmaceutical Co., Inc.	14,600	825,504
Kyowa Hakko Kirin Co., Ltd.	53,000	926,005
Mitsubishi Tanabe Pharma Corp.	51,200	955,764
Ono Pharmaceutical Co., Ltd.	99,500	3,578,802
Otsuka Holdings Co., Ltd.	91,100	4,330,888
Santen Pharmaceutical Co., Ltd.	90,800	1,509,893
Shionogi & Co., Ltd.	71,700	3,718,922
Sumitomo Dainippon Pharma Co., Ltd.	41,500	775,699
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	941,653
Takeda Pharmaceutical Co., Ltd.	168,500	7,508,066
		42,409,575
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	368,118
Daito Trust Construction Co., Ltd.	17,100	2,871,427
Daiwa House Industry Co., Ltd.	133,800	3,751,865
Hulic Co., Ltd.	66,400	688,751

8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Japan Prime Realty Investment Corp.	196	862,872
Japan Real Estate Investment Corp.	310	1,874,137
Japan Retail Fund Investment Corp.	624	1,535,276
Mitsubishi Estate Co., Ltd.	298,502	5,551,413
Mitsui Fudosan Co., Ltd.	211,777	4,584,062
Nippon Building Fund, Inc.	343	2,110,549
Nippon Prologis REIT, Inc.	396	990,304
Nomura Real Estate Holdings, Inc.	31,300	539,805
Nomura Real Estate Master Fund, Inc.	869	1,440,125
NTT Urban Development Corp.	22,700	241,926
Sumitomo Realty & Development Co., Ltd.	86,000	2,225,184
Tokyo Tatemono Co., Ltd.	48,500	603,895
Tokyu Fudosan Holdings Corp.	132,900	786,380
United Urban Investment Corp.	678	1,267,503
		32,293,592
Retailing 0.6%
ABC-Mart, Inc.	5,980	382,689
Don Quijote Holdings Co., Ltd.	28,100	1,102,843
Fast Retailing Co., Ltd.	12,700	4,098,380
Hikari Tsushin, Inc.	5,100	423,637
Isetan Mitsukoshi Holdings Ltd.	73,000	717,298
J. Front Retailing Co., Ltd.	59,500	686,587
Marui Group Co., Ltd.	52,300	754,253
Nitori Holdings Co., Ltd.	18,000	2,238,706
Rakuten, Inc.	220,820	2,498,939
Ryohin Keikaku Co., Ltd.	5,800	1,287,669
Shimamura Co., Ltd.	5,400	787,819
Start Today Co., Ltd.	13,800	657,640
Takashimaya Co., Ltd.	81,000	613,687
USS Co., Ltd.	51,600	875,223
Yamada Denki Co., Ltd.	171,600	904,858
		18,030,228
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	24,600	1,046,756
Tokyo Electron Ltd.	37,300	3,204,606
		4,251,362
Software & Services 0.6%
Fujitsu Ltd.	433,000	1,797,592
GungHo Online Entertainment, Inc.	80,100	180,694
Kakaku.com, Inc.	38,400	796,673
Konami Holdings Corp.	24,600	953,782
Mixi, Inc.	10,100	361,813
Nexon Co., Ltd.	41,200	610,786
Nintendo Co., Ltd.	26,939	5,591,663
Nomura Research Institute Ltd.	29,400	1,036,957
NTT Data Corp.	31,100	1,543,279
Obic Co., Ltd.	15,400	896,474
Oracle Corp., Japan	9,600	584,027
Otsuka Corp.	13,300	681,375
Security	Number of Shares	Value ($)
Trend Micro, Inc.	24,700	896,845
Yahoo Japan Corp.	353,000	1,556,151
		17,488,111
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	41,900	933,252
Brother Industries Ltd.	54,100	614,795
Canon, Inc.	254,295	7,216,760
FUJIFILM Holdings Corp.	104,311	3,742,516
Hamamatsu Photonics K.K.	37,700	1,106,807
Hirose Electric Co., Ltd.	7,085	876,363
Hitachi High-Technologies Corp.	15,900	540,953
Hitachi Ltd.	1,155,079	5,277,698
Keyence Corp.	10,900	7,688,569
Konica Minolta, Inc.	106,500	855,899
Kyocera Corp.	76,600	3,628,983
Murata Manufacturing Co., Ltd.	45,474	5,552,450
NEC Corp.	605,000	1,652,173
Nippon Electric Glass Co., Ltd.	88,000	399,492
Omron Corp.	46,400	1,538,743
Ricoh Co., Ltd.	171,400	1,513,818
Seiko Epson Corp.	70,400	1,238,655
Shimadzu Corp.	58,000	839,418
TDK Corp.	29,400	1,803,874
Yaskawa Electric Corp.	53,900	734,576
Yokogawa Electric Corp.	51,000	659,324
		48,415,118
Telecommunication Services 1.5%
KDDI Corp.	447,100	13,720,205
Nippon Telegraph & Telephone Corp.	166,256	7,900,444
NTT DOCOMO, Inc.	344,800	9,366,264
SoftBank Group Corp.	230,700	12,698,747
		43,685,660
Transportation 1.3%
ANA Holdings, Inc.	293,000	836,380
Central Japan Railway Co.	34,300	6,375,455
East Japan Railway Co.	79,560	7,298,012
Hankyu Hanshin Holdings, Inc.	54,600	2,031,301
Japan Airlines Co., Ltd.	27,200	838,543
Japan Airport Terminal Co., Ltd. (a)	9,200	405,277
Kamigumi Co., Ltd.	51,000	458,965
Keikyu Corp.	111,000	1,124,549
Keio Corp.	132,000	1,228,197
Keisei Electric Railway Co., Ltd.	63,000	825,906
Kintetsu Group Holdings Co., Ltd.	440,000	1,900,844
Mitsubishi Logistics Corp.	25,000	348,091
Mitsui O.S.K. Lines Ltd.	273,000	581,434
Nagoya Railroad Co., Ltd.	227,000	1,275,194
Nippon Express Co., Ltd.	216,000	1,089,598
Nippon Yusen K.K.	383,000	677,812
Odakyu Electric Railway Co., Ltd.	139,000	1,645,618
Tobu Railway Co., Ltd.	221,000	1,191,627
Tokyu Corp.	250,000	2,054,605

    9

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
West Japan Railway Co.	41,000	2,536,141
Yamato Holdings Co., Ltd.	83,400	2,052,296
		36,775,845
Utilities 0.5%
Chubu Electric Power Co., Inc.	151,800	2,230,192
Electric Power Development Co., Ltd.	33,800	776,797
Hokuriku Electric Power Co.	40,300	478,035
Kyushu Electric Power Co., Inc.	104,200	976,259
Osaka Gas Co., Ltd.	443,000	1,787,878
Shikoku Electric Power Co., Inc.	42,400	442,830
The Chugoku Electric Power Co., Inc.	70,100	880,311
The Kansai Electric Power Co., Inc. *	163,400	1,520,356
Toho Gas Co., Ltd.	89,000	783,230
Tohoku Electric Power Co., Inc.	111,800	1,436,309
Tokyo Electric Power Co. Holdings, Inc. *	343,990	1,349,219
Tokyo Gas Co., Ltd.	481,201	2,048,426
		14,709,842
		680,666,889
Netherlands 3.2%
Banks 0.4%
ABN AMRO Group N.V. CVA (d)	55,335	1,029,027
ING Groep N.V.	916,628	10,247,905
		11,276,932
Capital Goods 0.3%
AerCap Holdings N.V. *	40,677	1,485,117
Boskalis Westminster N.V.	21,558	792,324
Koninklijke Philips N.V.	220,589	5,866,953
		8,144,394
Commercial & Professional Supplies 0.3%
Randstad Holding N.V.	26,986	1,160,933
RELX N.V.	238,840	4,303,751
Wolters Kluwer N.V.	73,207	3,080,085
		8,544,769
Energy 0.0%
Koninklijke Vopak N.V.	16,676	857,344
Food & Staples Retailing 0.3%
Koninklijke Ahold Delhaize N.V.	305,222	7,286,933
Food, Beverage & Tobacco 0.3%
Heineken Holding N.V.	24,444	2,048,050
Heineken N.V.	55,259	5,215,093
		7,263,143
Household & Personal Products 0.6%
Unilever N.V. CVA	385,786	17,871,286
Insurance 0.1%
Aegon N.V.	434,813	1,760,528
NN Group N.V.	76,122	2,053,224
		3,813,752
Security	Number of Shares	Value ($)
Materials 0.2%
Akzo Nobel N.V.	58,503	3,781,803
Koninklijke DSM N.V.	43,663	2,794,602
OCI N.V. *	21,770	332,471
		6,908,876
Media 0.1%
Altice N.V., Class A *	91,755	1,362,091
Altice N.V., Class B *	24,908	368,560
		1,730,651
Semiconductors & Semiconductor Equipment 0.5%
ASML Holding N.V.	83,679	9,188,006
NXP Semiconductors N.V. *	69,916	5,879,237
		15,067,243
Software & Services 0.0%
Gemalto N.V.	19,973	1,316,277
Telecommunication Services 0.1%
Koninklijke KPN N.V.	786,744	2,587,677
		92,669,277
New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	671,886
Materials 0.0%
Fletcher Building Ltd.	171,142	1,197,980
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	1,198,678
Transportation 0.1%
Auckland International Airport Ltd.	241,551	1,288,117
Utilities 0.1%
Contact Energy Ltd.	165,447	645,859
Mercury NZ Ltd.	131,151	296,735
Meridian Energy Ltd.	316,280	639,662
		1,582,256
		5,938,917
Norway 0.6%
Banks 0.1%
DNB A.S.A.	230,626	2,546,844
Energy 0.2%
Statoil A.S.A.	267,877	4,258,562
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	89,225	1,521,741
Orkla A.S.A.	198,846	1,849,813
		3,371,554
Insurance 0.0%
Gjensidige Forsikring A.S.A.	50,636	855,521
Materials 0.1%
Norsk Hydro A.S.A.	331,184	1,420,053
Yara International A.S.A.	40,976	1,335,869
		2,755,922
Media 0.0%
Schibsted A.S.A., B Shares	20,539	605,947
Schibsted A.S.A., Class A	17,000	535,954
		1,141,901

10

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telenor A.S.A.	180,244	3,017,564
		17,947,868
Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. - Reg'd (b)(f)	470,491	—
Energy 0.0%
Galp Energia, SGPS, S.A.	104,351	1,429,399
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	1,002,540
Utilities 0.1%
EDP - Energias de Portugal S.A.	562,711	1,930,237
		4,362,176
Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	415,346	4,801,751
Oversea-Chinese Banking Corp., Ltd.	728,371	4,698,348
United Overseas Bank Ltd.	307,533	4,219,759
		13,719,858
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,399,202
Noble Group Ltd. *(a)	2,187,800	266,390
Sembcorp Industries Ltd.	260,600	544,671
Sembcorp Marine Ltd. (a)	152,000	162,190
Singapore Technologies Engineering Ltd.	375,200	924,860
Yangzijiang Shipbuilding Holdings Ltd.	431,000	281,215
		3,578,528
Consumer Services 0.0%
Genting Singapore plc	1,564,900	921,302
Diversified Financials 0.1%
Singapore Exchange Ltd.	186,900	1,055,268
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	445,151
Wilmar International Ltd.	456,200	1,058,416
		1,503,567
Media 0.0%
Singapore Press Holdings Ltd.	367,400	1,040,002
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,900	993,074
CapitaLand Commercial Trust Ltd.	452,900	509,886
CapitaLand Ltd.	562,500	1,335,564
CapitaLand Mall Trust	644,100	1,032,056
City Developments Ltd.	87,300	555,568
Global Logistic Properties Ltd.	709,500	1,017,436
Suntec Real Estate Investment Trust	570,100	713,466
UOL Group Ltd.	128,200	553,123
		6,710,173
Security	Number of Shares	Value ($)
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	22,000	646,355
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,922,537	6,028,855
StarHub Ltd.	129,000	377,823
		6,406,678
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	1,136,693
Hutchison Port Holdings Trust, Class U	1,506,600	716,845
Singapore Airlines Ltd.	128,400	1,052,464
		2,906,002
		38,487,733
Spain 3.0%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	1,553,324	9,068,225
Banco De Sabadell S.A.	1,207,465	1,651,179
Banco Popular Espanol S.A.	835,149	1,169,761
Banco Santander S.A.	3,427,155	14,549,253
Bankia S.A.	1,163,780	893,111
Bankinter S.A.	167,699	1,169,755
CaixaBank S.A.	640,794	1,609,023
		30,110,307
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	43,649	1,251,653
Ferrovial S.A.	110,367	2,284,413
Zardoya Otis S.A.	43,251	424,503
		3,960,569
Energy 0.1%
Repsol S.A.	264,013	3,344,148
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	135,669	846,148
Insurance 0.0%
Mapfre S.A.	244,029	597,227
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	69,528	1,524,156
Retailing 0.3%
Industria de Diseno Textil S.A.	261,010	9,026,702
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	104,202	4,892,358
Telecommunication Services 0.4%
Telefonica S.A.	1,064,002	10,421,693
Transportation 0.2%
Abertis Infraestructuras S.A.	152,276	2,395,493
Aena S.A. (d)	15,870	2,289,113
International Consolidated Airlines Group S.A.	193,828	1,045,299
		5,729,905

    11

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.6%
Enagas S.A.	53,218	1,622,450
Endesa S.A.	76,694	1,611,125
Gas Natural SDG S.A.	82,954	1,715,879
Iberdrola S.A.	1,287,082	8,843,451
Red Electrica Corp. S.A.	104,948	2,403,811
		16,196,716
		86,649,929
Sweden 2.7%
Banks 0.6%
Nordea Bank AB	717,282	6,390,743
Skandinaviska Enskilda Banken AB, A Shares	359,184	3,149,351
Svenska Handelsbanken AB, A Shares	362,099	4,353,525
Swedbank AB, A Shares	217,501	4,566,355
		18,459,974
Capital Goods 0.8%
Alfa Laval AB	71,707	1,130,151
Assa Abloy AB, Class B	239,253	5,248,746
Atlas Copco AB, A Shares	159,588	4,479,900
Atlas Copco AB, B Shares	94,007	2,403,825
Sandvik AB	260,070	2,786,583
Skanska AB, B Shares	81,302	1,728,355
SKF AB, B Shares	94,053	1,490,105
Volvo AB, B Shares	364,022	3,878,902
		23,146,567
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	73,924	1,216,337
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	56,468	1,529,844
Husqvarna AB, B Shares	94,980	815,259
		2,345,103
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	694,038
Investor AB, B Shares	108,254	3,728,472
Kinnevik AB, Class B	55,465	1,414,549
		5,837,059
Energy 0.0%
Lundin Petroleum AB *	42,073	697,470
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	635,874
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,667,529
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	953,192
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	142,287	4,230,004
Materials 0.1%
Boliden AB	68,957	1,517,750
Retailing 0.2%
Hennes & Mauritz AB, B Shares	224,358	6,775,171
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	62,898	2,481,060
Telefonaktiebolaget LM Ericsson, B Shares	728,936	5,435,955
		7,917,015
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	14,921	796,690
Tele2 AB, B Shares	74,695	631,055
Telia Co. AB	612,061	2,792,935
		4,220,680
		79,619,725
Switzerland 9.0%
Capital Goods 0.6%
ABB Ltd. - Reg'd *	467,833	9,937,747
Geberit AG - Reg'd	8,940	3,447,782
Schindler Holding AG	10,943	2,098,169
Schindler Holding AG - Reg'd	4,537	876,094
		16,359,792
Commercial & Professional Supplies 0.2%
Adecco Group AG	38,240	2,098,839
SGS S.A. - Reg'd	1,318	2,915,736
		5,014,575
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A. - Reg'd	125,055	7,602,340
The Swatch Group AG - Bearer Shares	7,227	1,892,346
The Swatch Group AG - Reg'd	11,639	594,157
		10,088,843
Diversified Financials 0.7%
Credit Suisse Group AG - Reg'd *	437,829	5,034,911
Julius Baer Group Ltd. *	53,043	2,174,976
Pargesa Holding S.A.	8,318	579,247
Partners Group Holding AG	3,761	1,720,150
UBS Group AG - Reg’d	867,013	11,918,924
		21,428,208
Food, Beverage & Tobacco 2.2%
Aryzta AG *	22,198	833,957
Barry Callebaut AG - Reg'd *	534	697,933
Chocoladefabriken Lindt & Spruengli AG	238	1,399,431
Chocoladefabriken Lindt & Spruengli AG - Reg'd	25	1,766,276
Nestle S.A. - Reg'd	757,299	60,684,319
		65,381,916
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	12,877	1,762,866
Insurance 0.6%
Baloise Holding AG - Reg'd	11,516	1,296,197
Swiss Life Holding AG - Reg'd *	7,680	1,751,882
Swiss Re AG	79,249	6,643,167
Zurich Insurance Group AG *	35,657	8,560,994
		18,252,240

12

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.7%
EMS-Chemie Holding AG - Reg'd	2,075	1,135,391
Givaudan S.A. - Reg'd	2,189	4,495,640
LafargeHolcim Ltd. - Reg'd *	106,978	5,086,900
Sika AG	519	2,431,380
Syngenta AG - Reg'd	22,008	8,655,421
		21,804,732
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Actelion Ltd. - Reg'd *	24,590	4,355,668
Galenica AG - Reg'd	909	1,171,566
Lonza Group AG - Reg'd *	12,926	2,434,228
Novartis AG - Reg'd	540,375	44,820,399
Roche Holding AG	166,734	42,561,847
		95,343,708
Real Estate 0.1%
Swiss Prime Site AG - Reg'd *	16,700	1,533,771
Retailing 0.0%
Dufry AG - Reg'd *	10,808	1,243,693
Telecommunication Services 0.1%
Swisscom AG - Reg'd	6,157	3,028,930
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	13,052	1,830,753
		263,074,027
United Kingdom 19.1%
Automobiles & Components 0.1%
GKN plc	403,858	1,545,764
Banks 2.0%
Barclays plc	4,021,538	8,199,754
HSBC Holdings plc	4,669,609	30,607,850
Lloyds Banking Group plc	15,258,440	10,732,004
Royal Bank of Scotland Group plc *	799,511	2,034,939
Standard Chartered plc	778,604	6,225,811
		57,800,358
Capital Goods 0.9%
Ashtead Group plc	123,822	1,959,768
BAE Systems plc	754,574	5,327,729
Bunzl plc	79,336	2,482,241
Cobham plc	399,549	905,859
DCC plc	21,014	1,875,293
IMI plc	60,653	860,556
Meggitt plc	179,669	1,040,630
Rolls-Royce Holdings plc *	443,437	4,639,947
Smiths Group plc	91,636	1,531,725
The Weir Group plc	55,899	1,083,082
Travis Perkins plc	59,574	1,229,254
Wolseley plc	61,057	3,404,439
		26,340,523
Commercial & Professional Supplies 0.5%
Aggreko plc	63,157	1,075,286
Babcock International Group plc	58,617	751,791
Capita plc	158,039	2,006,717
Experian plc	225,430	4,409,530
G4S plc	381,811	940,763
Security	Number of Shares	Value ($)
Intertek Group plc	40,339	1,935,322
RELX plc	257,281	4,885,454
		16,004,863
Consumer Durables & Apparel 0.2%
Barratt Developments plc	232,875	1,348,462
Burberry Group plc	109,653	1,913,260
Persimmon plc	72,100	1,609,817
Taylor Wimpey plc	803,910	1,645,034
The Berkeley Group Holdings plc	31,587	1,120,415
		7,636,988
Consumer Services 0.6%
Carnival plc	45,653	2,195,926
Compass Group plc	392,783	7,462,014
InterContinental Hotels Group plc	44,165	1,765,739
Merlin Entertainments plc (d)	175,038	1,095,043
TUI AG	116,827	1,520,954
Whitbread plc	43,597	2,226,262
William Hill plc	221,805	938,232
		17,204,170
Diversified Financials 0.4%
3i Group plc	228,206	1,863,948
Aberdeen Asset Management plc	237,683	1,001,095
Hargreaves Lansdown plc	64,972	1,116,678
ICAP plc	133,167	782,173
Investec plc	130,696	777,936
London Stock Exchange Group plc	75,135	2,764,777
Provident Financial plc	34,271	1,229,000
Schroders plc	31,199	1,081,313
		10,616,920
Energy 2.6%
BP plc	4,408,288	24,940,539
Petrofac Ltd.	60,315	596,372
Royal Dutch Shell plc, A Shares	1,002,722	25,890,484
Royal Dutch Shell plc, B Shares	892,433	23,737,572
		75,164,967
Food & Staples Retailing 0.2%
J. Sainsbury plc	336,593	998,856
Tesco plc *	1,936,494	3,992,704
WM Morrison Supermarkets plc	511,940	1,258,084
		6,249,644
Food, Beverage & Tobacco 2.6%
Associated British Foods plc	81,803	2,911,948
British American Tobacco plc	443,611	28,313,386
Coca-Cola European Partners plc *	47,000	1,773,165
Coca-Cola HBC AG CDI *	39,626	819,243
Diageo plc	598,841	17,160,785
Imperial Brands plc	227,021	11,963,315
SABMiller plc	230,225	13,452,070
Tate & Lyle plc	105,915	1,013,581
		77,407,493

    13

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Mediclinic International plc	84,173	1,195,049
Smith & Nephew plc	217,346	3,575,135
		4,770,184
Household & Personal Products 1.0%
Reckitt Benckiser Group plc	151,113	14,651,927
Unilever plc	304,589	14,249,599
		28,901,526
Insurance 1.0%
Admiral Group plc	52,234	1,495,035
Aviva plc	960,541	4,946,341
Direct Line Insurance Group plc	329,168	1,523,087
Legal & General Group plc	1,421,810	3,867,845
Old Mutual plc	1,148,660	3,196,457
Prudential plc	608,272	10,722,899
RSA Insurance Group plc	249,340	1,639,630
St. James's Place plc	125,254	1,532,911
Standard Life plc	473,321	1,894,966
		30,819,171
Materials 1.2%
Anglo American plc	339,219	3,715,179
Antofagasta plc	88,778	587,603
BHP Billiton plc	506,931	6,391,653
Croda International plc	33,172	1,458,705
Fresnillo plc	54,397	1,392,013
Glencore plc *	2,916,026	7,197,099
Johnson Matthey plc	44,913	1,946,399
Mondi plc	86,402	1,748,535
Randgold Resources Ltd.	23,067	2,714,479
Rio Tinto plc	292,782	9,501,422
		36,653,087
Media 0.5%
ITV plc	852,113	2,209,470
Pearson plc	191,968	2,242,828
Sky plc	247,935	3,019,448
WPP plc	308,129	6,913,652
		14,385,398
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
AstraZeneca plc	300,333	20,106,746
GlaxoSmithKline plc	1,156,745	25,833,607
Hikma Pharmaceuticals plc	33,976	1,183,067
Shire plc	211,882	13,688,090
		60,811,510
Real Estate 0.3%
Hammerson plc	185,934	1,372,538
Intu Properties plc	214,014	848,637
Land Securities Group plc	185,117	2,679,835
Segro plc	166,326	974,566
The British Land Co., plc	231,969	2,058,694
		7,934,270
Retailing 0.2%
Dixons Carphone plc	239,157	1,105,872
Kingfisher plc	547,200	2,429,938
Marks & Spencer Group plc	395,363	1,671,570
Next plc	32,729	2,175,989
		7,383,369
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	335,865	7,476,811
Software & Services 0.2%
Auto Trader Group plc (d)	231,645	1,136,853
The Sage Group plc	257,798	2,430,881
Worldpay Group plc *(d)	333,655	1,294,274
		4,862,008
Telecommunication Services 1.1%
BT Group plc	2,010,713	10,985,397
Inmarsat plc	104,142	1,076,788
Vodafone Group plc	6,316,955	19,190,158
		31,252,343
Transportation 0.1%
easyJet plc	37,117	510,541
Royal Mail plc	210,337	1,418,334
		1,928,875
Utilities 0.9%
Centrica plc	1,288,839	4,110,801
National Grid plc	887,446	12,724,931
Severn Trent plc	57,848	1,874,403
SSE plc	237,131	4,759,952
United Utilities Group plc	167,568	2,254,307
		25,724,394
		558,874,636
Total Common Stock
(Cost $2,572,387,805)		2,891,355,634

Preferred Stock 0.6% of net assets
Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	12,237	886,926
Porsche Automobil Holding SE	35,717	1,867,794
Schaeffler AG	39,555	577,270
Volkswagen AG	44,875	6,313,610
		9,645,600
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	42,354	5,277,553
Materials 0.0%
Fuchs Petrolub SE	16,120	680,667
		15,603,820
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	437,774
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP *	1,475,907	1,028,936
		1,466,710
Total Preferred Stock
(Cost $17,465,845)		17,070,530

14

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Spain 0.0%
Capital Goods 0.0%
Zardoya Otis S.A. expires 08/5/16*	43,251	17,408
Total Rights
(Cost $20,423)		17,408

Other Investment Company 0.1% of net assets
United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	3,133,165	3,133,165
Total Other Investment Company
(Cost $3,133,165)		3,133,165
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets
Time Deposits 0.1%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 08/01/16 (e)	73,464	97,226
Brown Brothers Harriman
Australian Dollar
0.73%, 08/01/16 (e)	14,849	11,284
Danish Krone
(0.70%), 08/01/16 (e)	63,557	9,552
Hong Kong Dollar
0.01%, 08/01/16 (e)	16,939	2,183
Japanese Yen
(0.40%), 08/01/16 (e)	1,005,030	9,850
New Zealand Dollar
1.10%, 08/01/16 (e)	209	151
Norwegian Krone
0.08%, 08/01/16 (e)	1,440	171
Singapore Dollar
0.05%, 08/01/16 (e)	1,341	1,000
Swedish Krona
(1.15%), 08/01/16 (e)	16,396	1,916
Swiss Franc
(1.45%), 08/02/16 (e)	3,119	3,218
DNB
Euro
(0.53%), 08/01/16 (e)	63,056	70,496
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 08/01/16 (e)	1,517,216	1,517,216
Total Short-Term Investments
(Cost $1,724,264)		1,724,263

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $2,612,957,682 and the unrealized appreciation and depreciation were $602,435,501 and ($302,092,183), respectively, with a net unrealized appreciation of $300,343,318.
At 07/31/16, the values of certain foreign securities held by the fund aggregating $2,862,846,878 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,011,653.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,963,830 or 0.4% of net assets.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	20	1,680,200	29,111

    15

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,855,039,438	$— *	$1,855,039,438
Hong Kong[1]	—	91,122,589	—	91,122,589
Consumer Services	635,040	5,646,911	—	6,281,951
Telecommunication Services	1,027,145	711,085	—	1,738,230
Israel [1]	—	4,725,139	—	4,725,139
Pharmaceuticals, Biotechnology & Life Sciences	496,018	12,018,664	—	12,514,682
Software & Services	4,398,097	917,568	—	5,315,665
Netherlands [1]	—	40,309,422	—	40,309,422
Banks	10,247,905	1,029,027	—	11,276,932
Capital Goods	1,485,117	6,659,277	—	8,144,394
Household & Personal Products	17,871,286	—	—	17,871,286
Semiconductors & Semiconductor Equipment	5,879,237	9,188,006	—	15,067,243
Switzerland [1]	—	197,692,111	—	197,692,111
Food, Beverage & Tobacco	1,766,276	63,615,640	—	65,381,916
United Kingdom[1]	—	481,467,143	—	481,467,143
Food, Beverage & Tobacco	1,773,165	75,634,328	—	77,407,493
Preferred Stock[1]	—	17,070,530	—	17,070,530
Rights
Spain [1]	17,408	—	—	17,408
Other Investment Company[1]	3,133,165	—	—	3,133,165
Short-Term Investments[1]	—	1,724,263	—	1,724,263
Total	$48,729,859	$2,864,571,141	$—	$2,913,301,000
Other Financial Instruments
Futures Contracts[2]	$29,111	$—	$—	$29,111
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Common Stock
Australia	$1,513,552	$—	$—	$—	$—	$—	($1,513,552)	$—
Preferred Stock
Ireland	14,460	(235)	60	—	(14,285)	—	—	—
United Kingdom	58,962	(1,289)	10	—	(57,683)	—	—	—
Total	$1,586,974	($1,524)	$70	$—	($71,968)	$—	($1,513,552)	$—
16

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016. The transfers in the amount of $4,330,021 and $1,706,461 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers from Level 3 to Level 2 is a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.
    17

Schwab Equity Index Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
18

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JUL16
19

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 20, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	September 20, 2016